                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

           Registrant's telephone number, including area code: (617)
                                    954-5000
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                      Date of fiscal year end: January 31
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                   Date of reporting period: January 31, 2007
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

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                              MFS(R) MUNICIPAL HIGH INCOME FUND

LETTER FROM THE CEO                                              1
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PORTFOLIO COMPOSITION                                            2
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MANAGEMENT REVIEW                                                3
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PERFORMANCE SUMMARY                                              4
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EXPENSE TABLE                                                    7
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PORTFOLIO OF INVESTMENTS                                         9
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STATEMENT OF ASSETS AND LIABILITIES                             45
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STATEMENT OF OPERATIONS                                         47
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STATEMENTS OF CHANGES IN NET ASSETS                             48
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FINANCIAL HIGHLIGHTS                                            49
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NOTES TO FINANCIAL STATEMENTS                                   52
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         62
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TRUSTEES AND OFFICERS                                           63
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   69
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PROXY VOTING POLICIES AND INFORMATION                           69
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QUARTERLY PORTFOLIO DISCLOSURE                                  69
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FEDERAL TAX INFORMATION                                         69
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MFS(R) PRIVACY NOTICE                                           70
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CONTACT INFORMATION                                     BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        1/31/07
                                                                        MMH-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

March 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Municipal Bonds                           104.3%
              Cash & Other Net Assets                    (4.3)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             23.0%
              ------------------------------------------------
              Healthcare Revenue - Long Term Care        10.5%
              ------------------------------------------------
              Tax Assessment                              6.5%
              ------------------------------------------------
              General Obligations - Schools               6.0%
              ------------------------------------------------
              Tobacco                                     5.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        28.7%
              ------------------------------------------------
              AA                                          2.4%
              ------------------------------------------------
              A                                           6.9%
              ------------------------------------------------
              BBB                                        25.4%
              ------------------------------------------------
              BB                                          5.5%
              ------------------------------------------------
              B                                           6.4%
              ------------------------------------------------
              CCC                                         3.4%
              ------------------------------------------------
              Not Rated                                  21.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.3
              ------------------------------------------------
              Average Life (i)(m)                    16.9 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                19.2 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)              A-
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)           A-1+
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 01/31/07.

Percentages are based on net assets as of 01/31/07, unless otherwise noted.

From time to time "Cash & Other Net Assets" may be negative due to the timing of cash receipts.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended January 31, 2007, Class A shares of the MFS Municipal High Income Fund provided a total return of 6.32%, at net asset value. This compares with a return of 4.30% for the fund's benchmark, the Lehman Brothers Municipal Bond Index.

CONTRIBUTORS TO PERFORMANCE

The fund benefited from holding "BBB" rated(s) and below-investment-grade debt securities. During the period, spreads in these credit sectors narrowed due to demand for higher-yielding securities, causing prices of these securities to appreciate. (The Lehman Brothers Municipal Bond Index is composed primarily of higher-grade securities with no bonds rated below "BBB").

Security selection in the general obligation, health care, industrial, and transportation sectors contributed to relative returns. Underweighting the credit enhanced sector also helped performance over the period.

DETRACTORS FROM PERFORMANCE

The fund's overweighted position in pre-refunded bonds detracted from relative performance over the period.

Respectfully,

Gary A. Lasman                          Geoffrey L. Schechter
Portfolio Manager                       Portfolio Manager

Note to Shareholders: Effective April 2006, Gary A. Lasman became a co-manager of the fund with Geoffrey L. Schechter.

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 1/31/07

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                      MFS Municipal    Lehman Brothers
                      High Income      Municipal
                      Fund-Class A     Bond Index
                      -------------    ---------------

              1/97       $ 9,525           $10,000
              1/98        10,555            11,012
              1/99        11,140            11,743
              1/00        10,573            11,316
              1/01        10,528            12,820
              1/02        12,235            13,570
              1/03        12,842            14,583
              1/04        13,867            15,485
              1/05        14,860            16,237
              1/06        15,723            16,698
              1/07        16,718            17,416

TOTAL RETURNS THROUGH 1/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr        10-yr
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        A                 2/24/84               6.32%       6.44%       5.79%
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        B                 9/07/93               5.64%       5.62%       4.94%
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        C                 9/25/98               5.27%       5.39%       4.75%
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AVERAGE ANNUAL
Comparative benchmark

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Lehman Brothers Municipal Bond Index (f)        4.30%       5.12%       5.70%
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AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                       1.27%       5.41%       5.27%
With Initial Sales Charge (4.75%)
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        B                                       1.64%       5.30%       4.94%
With CDSC (Declining over six years
from 4% to 0%) (x)
-----------------------------------------------------------------------------
        C                                       4.27%       5.39%       4.75%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Class C shares includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2006 through January 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     8/01/06-
Class                       Ratio        8/01/06        1/31/07        1/31/07
--------------------------------------------------------------------------------
        Actual              0.86%     $1,000.00      $1,034.60         $4.41
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.86%     $1,000.00      $1,020.87         $4.38
--------------------------------------------------------------------------------
        Actual              1.64%     $1,000.00      $1,031.90         $8.40
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.64%     $1,000.00      $1,016.94         $8.34
--------------------------------------------------------------------------------
        Actual              1.85%     $1,000.00      $1,029.50         $9.46
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.85%     $1,000.00      $1,015.88         $9.40
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
1/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.7%
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ISSUER                                                                                              SHARES/PAR         VALUE ($)
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
Airport & Port Revenue - 1.6%
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Chicago, IL, O'Hare International Airport Rev., FSA, 5.75%, 2022 (u)                               $12,500,000      $   13,666,125
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                      4,270,000           4,505,234
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                          5,000,000           5,363,350
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                            2,195,000           2,264,889
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(Terminal One Group), 5.5%, 2024                                                                       850,000             912,407
                                                                                                                    --------------
                                                                                                                    $   26,712,005
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General Obligations - General Purpose - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                                                 $ 4,000,000      $    4,273,160
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                    1,165,000           1,251,699
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                   855,000             922,280
Delaware County, OH, 6.25%, 2010 (c)                                                                 1,000,000           1,096,870
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                   5,945,000           2,639,758
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                   6,000,000           2,385,360
Lake Dallas, TX, Independent School District, Capital Appreciation, PSF, 0%, 2033                    2,910,000             797,398
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                                  720,000             738,720
Los Angeles, CA, FGIC, 5.25%, 2015 (u)                                                              10,620,000          11,737,330
New York, NY, "H", FGIC, 6.125%, 2007 (c)                                                            1,210,000           1,237,152
New York, NY, "H", FGIC, 6.125%, 2025                                                                6,790,000           6,937,004
New York, NY, "I-1", 5%, 2025                                                                        6,000,000           6,314,760
New York, NY, "M", 5%, 2035                                                                         11,200,000          11,671,296
State of Florida, Department of Transportation, 5%, 2017 (u)                                         4,600,000           4,767,624
Texas Department of Transportation, 7%, 2012                                                           119,166             119,323
Washington Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024                                                9,850,000          10,424,354
West Warwick, RI, 7.45%, 2013                                                                          410,000             419,397
                                                                                                                    --------------
                                                                                                                    $   67,733,485
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General Obligations - Improvement - 0.4%
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Bergen County, NJ, Improvement Authority School District Rev.
(Township of Wyckoff Board of Education), 5%, 2032                                                 $   540,000      $      570,305
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                   910,000             957,575
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                    90,000              94,809
District of Columbia, "A", 6%, 2007 (c)                                                              5,000,000           5,135,650
                                                                                                                    --------------
                                                                                                                    $    6,758,339
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General Obligations - Schools - 6.0%
----------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033                    $ 2,815,000      $    2,963,407
Celina, TX, Independent School District, School Building, PSF, 5%, 2037                              5,925,000           6,217,991
Chicago, IL, Board of Education, FGIC, 5.25%, 2020 (u)                                              15,820,000          17,670,940
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                             1,700,000             497,607
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                             1,285,000             318,860
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                             1,715,000             381,931
Denton, TX, Independent School District, Capital Appreciation, PSF, 0%, 2025                         9,800,000           3,955,966
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                       910,000             315,279
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                     1,740,000             581,369
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                     1,725,000             508,668
Forsyth County, GA, School District, 6%, 2010 (c)                                                    1,700,000           1,835,099
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                                    2,825,000           3,027,892
Houston, TX, Independent School District, PSF, 5.25%, 2009 (c)(u)                                    5,500,000           5,660,655
Houston, TX, Independent School District, RITES, PSF, 6.742%, 2009 (c)(n)(v)                         2,250,000           2,381,445
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                         3,495,000           1,361,337
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)                                               1,255,000           1,371,690
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                                                 1,355,000           1,487,085
Lake County, IL, FGIC, 6%, 2008 (c)                                                                  2,500,000           2,602,525
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                      1,300,000             541,250
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                      1,300,000             512,772
Leander, TX, Independent School District, PSF, 0%, 2029                                              7,310,000           2,156,377
Leander, TX, Independent School District, PSF, 0%, 2030                                              6,480,000           1,800,274
Leander, TX, Independent School District, Capital Appreciation, Refunding,
School Building, FGIC, 0%, 2026                                                                      3,780,000           1,423,208
Leander, TX, Independent School District, Capital Appreciation, Refunding,
School Building, FGIC, 0%, 2031                                                                      3,820,000           1,072,083
McHenry & Lake County, IL, FSA, 6.125%, 2010 (c)                                                     1,700,000           1,811,656
Pasadena, TX, Independent School District, School Building, 4.75%, 2036                              3,000,000           3,052,860
Prosper, TX, Independent School District, Capital Appreciation School Building,
"N", PSF, 0%, 2031                                                                                   2,595,000             742,767
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                          2,960,000           1,080,430
Royse City, TX, Independent School District, School Building, PSF, 0%, 2028                          2,975,000           1,028,101
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                          2,995,000             979,365
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028               3,260,000           1,096,501
Schertz-Cibolo-Universal City, TX, Independent School District,
Capital Appreciation, School Building, "A", PSF, 0%, 2027                                            3,055,000           1,154,485
Schertz-Cibolo-Universal City, TX, Independent School District,
Capital Appreciation, School Building, "A", PSF, 0%, 2029                                            1,200,000             407,712
Schertz-Cibolo-Universal City, TX, Independent School District,
Capital Appreciation, School Building, "A", PSF, 0%, 2030                                            1,740,000             559,758
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                         2,150,000           2,308,520
State of Florida, Board of Education, FGIC, 5.25%, 2012 (u)                                          3,000,000           3,204,690
State of Florida, Board of Education, FGIC, 5.25%, 2013 (u)                                         10,000,000          10,778,400
State Public School Building Authority, PA, School Rev.
(Haverford Township Project), XLCA, 5%, 2027                                                         2,670,000           2,807,478
Weatherford, TX, Independent School District, Capital Appreciation, PSF, 0%, 2025                    2,325,000             973,129
Weatherford, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                    2,305,000             915,846
West Contra Costa, CA, Unified School District, FGIC, 0%, 2026                                      10,425,000           4,329,711
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                    8,965,000           2,307,681
                                                                                                                    --------------
                                                                                                                    $  100,184,800
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 22.7%
----------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.), "A", 5.75%, 2036                                                         $ 1,900,000      $    1,986,602
Allegheny County, PA, Hospital Development Authority Rev.
(Jefferson Regional Medical Center), "A", 4.75%, 2025                                                6,910,000           6,915,044
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), "B", 6.75%, 2025                                                       1,200,000           1,285,656
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                                                            6,100,000           7,232,770
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                                                       3,360,000           3,983,952
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
7.25%, 2010 (c)                                                                                      2,500,000           2,737,800
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A", 7.125%, 2033         2,500,000           2,706,025
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital), 5.75%, 2008 (c)      1,600,000           1,666,416
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems, Inc.), "A", 5%, 2030                                                        5,660,000           5,768,332
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center Inc.),
"A", 8.25%, 2030                                                                                     2,500,000           2,687,375
California Valley Health Systems, COP, 6.875%, 2023                                                  2,120,000           2,128,247
Carroll County, IA, Hospital Rev. (St. Anthony Regional Hospital), "A", 5%, 2031                     1,675,000           1,688,584
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                                                          1,070,000           1,094,599
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                           3,360,000           3,414,701
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013              1,560,000           1,565,694
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 6.35%, 2013           1,095,000           1,127,741
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
 "A", 6.75%, 2031                                                                                    2,500,000           2,723,075
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023         930,000           1,004,093
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026            110,000             111,414
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 6.5%, 2020                  770,000             838,938
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 5%, 2025                  1,000,000           1,030,900
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011 (c)                                                                                     2,200,000           2,486,396
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                           1,165,000           1,178,165
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                             5,020,000           5,573,756
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2018                                      3,700,000           3,767,007
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                            750,000             796,890
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2028                                        950,000             959,443
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                    750,000             775,538
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                    865,000             904,427
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
7.125%, 2024                                                                                         2,250,000           2,474,550
Hermann, MO, Hospital Rev., 5.15%, 2036                                                              3,920,000           3,881,192
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems),
"C", 5.25%, 2036                                                                                     3,735,000           3,945,281
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2011 (c)                                                                                         3,000,000           3,309,360
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                       2,090,000           2,117,860
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                           2,500,000           2,614,000
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039         1,155,000           1,188,807
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital),
 "A", AMBAC, 5%, 2035                                                                                5,220,000           5,434,124
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2021                                       3,300,000           3,506,811
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2031                                       8,950,000           9,536,941
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031      3,750,000           3,999,338
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 4.75%, 2034        500,000             502,545
Johnson City, TN, Health & Educational Facilities, Hospital Rev.
(Mountain States Health), "A", 5.5%, 2036                                                            1,095,000           1,168,650
Joplin, MO, Industrial Development Authority Health Facilities Rev.
(Freeman Health Systems), 5.5%, 2029                                                                 1,290,000           1,361,182
Joplin, MO, Industrial Development Authority Health Facilities Rev.
(Freeman Health Systems), 5.75%, 2035                                                                1,395,000           1,513,157
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)             1,965,000           2,165,017
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.625%, 2010 (c)           1,565,000           1,730,937
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
"A", 6.5%, 2020                                                                                      3,035,000           3,277,982
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
"A", 6.625%, 2028                                                                                      435,000             471,340
Knox County, TN, Health Educational Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2035                                                                     3,795,000             925,790
Knox County, TN, Health Educational Hospital Facilities Board Rev.
(Covenant Health), "A", 0%, 2039                                                                     5,000,000             984,100
Knox County, TN, Health Educational Hospital Facilities Board Rev.
(Covenant Health), "A", 0%, 2037                                                                     1,625,000             356,216
Knox County, TN, Health, Education & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2036                                                                     2,490,000             575,862
Knox County, TN, Health, Educational Housing Facilities Board, Hospital Facilities Rev.
(Baptist Health Systems), 6.5%, 2031                                                                 5,350,000           5,753,390
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2008 (c)            3,305,000           3,432,970
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.75%, 2025                                                        2,000,000           2,086,000
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.875%, 2034                                                       4,345,000           4,534,790
Madison County, ID, Hospital Rev., COP, 5.25%, 2030                                                  1,260,000           1,328,645
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                  2,640,000           2,773,320
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                                             1,000,000           1,102,150
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015      3,500,000           3,628,660
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012      1,500,000           1,615,515
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D", 5.25%, 2018     4,600,000           4,646,092
Massachusetts Health & Educational Facilities Authority Rev.
(Milford-Whitinsville Hospital), "D", 6.35%, 2032                                                    1,450,000           1,561,215
Massachusetts Health & Educational Facilities Authority Rev.
(North Adams Regional Hospital), "C", 6.625%, 2018                                                   1,405,000           1,429,096
Massachusetts Health & Educational Facilities Authority Rev.
(Northern Berkshire Health), "B", 6.375%, 2034                                                         760,000             796,077
Massachusetts Health & Educational Facilities Authority Rev.
(Saints Memorial Medical Center), "A", 6%, 2023                                                     12,530,000          12,556,564
Massachusetts Health & Educational Facilities Authority Rev.
(University of Massachusetts Memorial Hospital), "C", 6.5%, 2021                                       500,000             545,370
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                  1,200,000           1,232,232
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029          2,490,000           2,804,238
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019      3,505,000           3,839,763
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021                  1,000,000           1,050,710
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.375%, 2015                                                          700,000             707,000
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.625%, 2023                                                          250,000             250,998
Mississippi Development Bank Special Obligations (Covington Hospital Nursing Home),
"A", AMBAC, 5%, 2031                                                                                   500,000             522,490
Monongalia County, WV, Building Commission Hospital Rev.
(Monongalia General Hospital), "A", 5%, 2030                                                         1,325,000           1,348,598
Monroe County, MI, Hospital Finance Authority, Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.375%, 2026                                                        1,720,000           1,797,108
Monroe County, MI, Hospital Finance Authority, Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                                          3,225,000           3,372,415
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev.
(Highland Hospital of Rochester), 5%, 2025                                                             185,000             189,629
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                                             1,915,000           1,989,130
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2036                                                             3,150,000           3,267,212
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                                       5,100,000           5,202,867
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "C", 5.25%, 2014 (c)                                                          2,240,000           2,431,677
Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                         1,075,000           1,078,859
Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                           770,000             772,310
Neosho County, KS, Hospital Authority Rev., "B", 5%, 2022                                            2,000,000           1,990,640
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2012 (c)                                                     1,320,000           1,474,612
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2032                                                           180,000             196,297
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017           3,975,000           4,414,317
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Littleton Regional Hospital), "A", 5.9%, 2018                                                       1,750,000           1,797,460
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Littleton Regional Hospital), "B", 5%, 2008                                                           310,000             309,938
New Jersey Health Care Facilities, Financing Authority Rev.
(Children's Specialized Hospital), "A", 5.5%, 2030                                                     755,000             796,231
New Jersey Health Care Facilities, Financing Authority Rev.
(Palisades Medical Center), 6.625%, 2031                                                             1,115,000           1,210,544
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health) Capital Appreciation, "B", 0%, 2036                                         16,255,000           3,592,518
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health) Capital Appreciation, "B", 0%, 2037                                         10,840,000           2,269,137
New Jersey Health Care Facilities, Financing Authority Rev.
(St. Peter's University Hospital), "A", 6.875%, 2030                                                 4,000,000           4,362,560
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026       1,895,000           1,920,696
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
"C", 5.5%, 2026                                                                                      2,000,000           2,027,120
New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center),
"A", 5%, 2026                                                                                        5,810,000           5,935,380
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "A", 6.375%, 2031                                                 495,000             515,156
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "B", 6.375%, 2031                                               1,465,000           1,524,655
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "C", 6.45%, 2032                                                  930,000             977,114
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                           4,455,000           4,610,747
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013      5,000,000           4,920,900
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6%, 2014                2,400,000           2,639,208
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031              4,080,000           4,466,254
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023            480,000             549,394
Rhode Island Health & Education Building Corp. Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                                           9,000,000          10,191,600
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014                1,395,000           1,439,152
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                  1,855,000           1,906,254
Salida, CO, Hospital District Rev., 5.25%, 2036                                                      3,845,000           3,905,674
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                   450,000             498,803
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                   750,000             831,338
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                   745,000             825,795
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                 1,255,000           1,391,105
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                                750,000             840,668
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                              1,250,000           1,401,113
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                         3,000,000           3,081,360
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                              2,725,000           2,965,209
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                     1,995,000           2,076,157
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015                     885,000             917,435
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                     1,805,000           1,870,341
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029                   1,330,000           1,368,557
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.125%, 2036                   1,750,000           1,792,018
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018       3,500,000           3,516,555
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.375%, 2024      4,000,000           4,028,360
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                        2,000,000           2,177,080
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036       2,000,000           2,093,280
Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                                  1,000,000           1,044,320
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020               4,500,000           4,749,120
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.2%, 2021                                                      4,300,000           4,473,935
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.25%, 2031                                                     2,000,000           2,079,400
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                    3,150,000           3,417,813
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                      755,000             789,345
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031      1,900,000           2,069,480
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                         1,175,000           1,188,795
Vermont Educational & Health Buildings Financing Agency Rev.
(Fletcher Allen Health Care, Inc.), "A", 4.75%, 2036                                                 5,000,000           5,003,550
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)        2,000,000           2,239,580
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)       2,595,000           2,922,204
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), 5.125%, 2025                 1,395,000           1,446,029
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), 5.125%, 2029                 1,000,000           1,032,730
Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                          750,000             763,838
Washington County, AR, Hospital Rev. (Regional Medical Center), "B", 5%, 2025                        3,000,000           3,079,440
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                                      3,885,000           4,084,339
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                              4,000,000           4,259,600
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024            810,000             836,787
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                           4,500,000           4,792,410
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                        2,500,000           2,752,625
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                                             2,250,000           2,572,470
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), "B", 5.625%, 2029                                                        1,100,000           1,137,653
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A", 5.375%, 2034      1,510,000           1,585,394
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Healthcare), 5.25%, 2031                                                         7,420,000           7,753,603
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "A", 7.125%, 2031                                                   1,495,000           1,601,130
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "B", 6.8%, 2016                                                     1,475,000           1,570,049
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "B", 7.125%, 2031                                                   2,000,000           2,141,980
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph's Hospital), "A", 6.15%, 2015                                                            2,000,000           2,007,740
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph's Hospital), "C", 6.2%, 2020                                                               250,000             250,968
                                                                                                                    --------------
                                                                                                                    $  382,092,771
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 10.4%
----------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev.
(Sears Methodist Retirement), "A", 7%, 2033                                                        $ 1,155,000      $    1,249,398
Amherst, NY, Industrial Development Authority Rev.
(Beechwood Health Care Center, Inc.), 5.2%, 2040                                                     1,675,000           1,679,590
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                         2,250,000           2,542,883
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016       1,415,000           1,373,243
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026         3,145,000           3,010,142
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.), 6.125%, 2025           1,320,000           1,396,758
Cambria County, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.) ETM, 10%, 2012 (c)                                                         540,000             632,529
Chartiers Valley, PA, Industrial & Commercial Development Authority
(Asbury Health Center Project), 5.75%, 2022                                                            500,000             515,415
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032             1,165,000           1,211,891
Colorado Health Facilities Authority Rev. (Christian Living Communities Project),
"A", 5.75%, 2037                                                                                     3,355,000           3,486,550
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                                    1,500,000           1,609,800
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Ministries), 5%, 2036               1,800,000           1,840,806
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                       1,965,000           2,324,792
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                         760,000             899,156
Daphne, AL, Special Care Facilities Financing Authority
(1st Mortgage Presbyterian), 0%, 2008 (c)                                                           29,975,000          28,278,415
Daphne, AL, Special Care Facilities Financing Authority
(2nd Mortgage Presbyterian), 0%, 2008 (c)                                                            4,500,000           4,242,150
Daphne, AL, Special Care Facilities Financing Authority (Presbyterian Hospital), 0%, 2008 (c)       48,475,000          12,997,602
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                      600,000             608,208
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                 1,020,000           1,069,837
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project),
"A", 5%, 2027                                                                                        2,500,000           2,412,900
Fulton County, GA, Residential Care Facilities, First Mortgage
(Lenbrook Project), "A", 5.125%, 2042                                                                2,500,000           2,403,150
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group),
"A", 5.125%, 2036                                                                                    4,600,000           4,686,848
Hawaii Department of Budget & Finance, Special Purpose Rev.
(Kahala Nui Senior Living Community), 8%, 2033                                                       1,500,000           1,727,535
Henrico County, VA, Economic Development Authority, Residential Care Facilities
(Westminster-Canterbury), 5%, 2027                                                                   1,450,000           1,499,112
Henrico County, VA, Economic Development Authority, Residential Care Facilities
(Westminster-Canterbury), 5%, 2035                                                                     250,000             257,480
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend),
"A", 5.625%, 2026                                                                                    1,500,000           1,537,420
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend),
"A", 5.75%, 2036                                                                                     1,500,000           1,537,755
HFDC of Central Texas, Inc., Retirement Facilities Rev.
(Village at Gleannloch Farms), "A", 5.5%, 2027                                                       1,150,000           1,176,059
HFDC of Central Texas, Inc., Retirement Facilities Rev.
(Village at Gleannloch Farms), "A", 5.5%, 2037                                                       1,850,000           1,879,600
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2027                      1,600,000           1,625,280
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                                1,510,000           1,576,229
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2037                      3,000,000           3,023,910
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                           1,510,000           1,578,252
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038                                 1,730,000           1,779,928
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities),
"A", 5.55%, 2041                                                                                       770,000             758,766
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2011 (c)      3,985,000           4,874,890
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A", 5.5%, 2025      2,495,000           2,585,119
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
"B", 5.75%, 2018                                                                                     2,520,000           2,587,108
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026                   1,500,000           1,533,765
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2032                  1,250,000           1,344,338
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                          1,880,000           1,936,532
Lynchburg, VA, Industrial Development Authority, Residential Care Facilities Rev.
(Westminster-Canterbury of Lynchburg, Inc.), 5%, 2031                                                  500,000             495,865
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                     1,395,000           1,476,524
Maryland Health & Higher Educational Facilities (King Farm Presbyterian Community),
"A", 5.3%, 2037                                                                                        700,000             706,825
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                           6,635,000           6,739,302
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                  6,890,000           7,142,656
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A", 6.125%, 2036        1,360,000           1,414,876
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036       3,805,000           3,996,544
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028                                                             750,000             793,005
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                                            1,490,000           1,573,515
Multnomah County, OR, Hospital Facilities Authority Rev.
(Terwilliger Plaza, Inc.), "A", 5.25%, 2036                                                          1,250,000           1,269,538
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center),
"A", 8.7%, 2014                                                                                      1,350,000           1,355,792
New Jersey Economic Development Authority Rev., First Mortgage (Seashore Gardens),
5.375%, 2036                                                                                           300,000             303,720
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                         920,000             951,271
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                 1,945,000           1,965,364
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027                   4,000,000           4,098,440
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6%, 2025                                                                                          375,000             385,515
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6.125%, 2035                                                                                      260,000             267,033
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
(Presbyterian Homes), 5.4%, 2027                                                                     1,515,000           1,562,935
North Carolina Medical Care Commission, Health Care Facilities Rev.,
First Mortgage (Presbyterian Homes), 5.5%, 2031                                                        955,000             988,759
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), "A", 6%, 2038                1,700,000           1,790,797
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027                                             1,650,000           1,694,072
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                         2,470,000           2,540,988
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame),
"A", 6%, 2038                                                                                          475,000             498,555
Sterling, IL (Hoosier Care), 7.125%, 2034                                                            1,315,000           1,353,043
Suffolk County, NY, Industrial Development Agency
(Medford Hamlet Assisted Living), 6.375%, 2039                                                       1,500,000           1,547,970
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.5%, 2025                                                                 1,440,000           1,489,003
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.65%, 2035                                                                2,155,000           2,235,554
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), "A", 5.6%, 2036        1,615,000           1,594,635
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea), 8.25%, 2007 (c)      6,970,000           7,200,428
                                                                                                                    --------------
                                                                                                                    $  174,723,665
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)       $ 1,420,000      $    1,537,661
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A", 6.25%, 2036        775,000             798,769
Lehigh County, PA, General Purpose Authority (Kidspeace Obligated Group), 6%, 2018                   3,550,000           3,508,359
Louisiana Local Government Environmental Facilities & Community Development
(Westside Rehab Center Project), "A", 6.85%, 2036                                                    3,415,000           3,526,124
Louisiana Local Government Environmental Facilities & Community Development
(Westside Rehab Center Project), "B", 6.5%, 2013                                                       360,000             362,956
Louisiana Local Government, Environmental Facilities & Community Development
Authority Rev. (CDF Healthcare LA, LLC), "A", 7%, 2036                                               1,600,000           1,628,048
Louisiana Local Government, Environmental Facilities & Community Development
Authority Rev. (CDF Healthcare), "C", 7%, 2036                                                       1,270,000           1,266,647
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024               2,850,000           2,852,280
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Child & Family Services), 6.125%, 2019                                                              1,095,000           1,139,840
New York, NY Industrial Development Agency Rev.
(Special Needs Facilities Pooled Program), 6.1%, 2012                                                1,315,000           1,342,549
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 8.875%, 2021                                                     1,925,000           2,130,513
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 9%, 2031                                                         2,185,000           2,400,550
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017            608,000             612,031
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                                1,250,000             953,763
                                                                                                                    --------------
                                                                                                                    $   24,060,090
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 5.4%
----------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev. (AMR Corp.), 7.5%, 2029              $10,770,000      $   10,989,385
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.
(American Airlines, Inc.), 7.25%, 2030                                                               9,100,000           9,284,002
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.
(American Airlines, Inc.), "C", 6.15%, 2029                                                          4,050,000           4,097,709
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E", 6.75%, 2029          5,045,000           5,469,991
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                              1,700,000           1,840,862
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                            5,450,000           6,288,428
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2019                                                            3,205,000           3,342,687
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2029                                                            3,880,000           4,047,771
New York, NY, City Industrial Development Agency (Jetblue Airways Corp.), 5%, 2020                     775,000             766,328
New York, NY, City Industrial Development Agency (Jetblue Airways Corp.), 5.125%, 2030               2,885,000           2,867,834
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(AMR Corp.), 5.4%, 2020                                                                              1,250,000           1,243,263
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025          27,460,000          33,588,797
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011           5,845,000           6,231,530
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008           335,000             340,782
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012              950,000           1,029,116
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                    120,000             122,293
                                                                                                                    --------------
                                                                                                                    $   91,550,778
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                                 $ 1,000,000      $    1,027,860
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                   5,380,000           5,853,063
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                             3,015,000           3,196,895
York County, SC, Industrial Rev., Exempt Facilities (Hoechst Celanese), 5.7%, 2024                      65,000              65,093
                                                                                                                    --------------
                                                                                                                    $   10,142,911
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                           $ 5,000,000      $    5,002,950
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "B", 5%, 2027                                                              1,080,000           1,109,311
Cobb County, GA, Development Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A", 5%, 2033                                                              2,000,000           2,015,200
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018            540,000             589,226
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), "A", 5.2%, 2028                 2,890,000           2,999,473
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 5.45%, 2014                                                                 2,000,000           1,969,140
Illinois Finance Authority Solid Waste Disposal Waste Management Inc., Project,
"A", 5.05%, 2029                                                                                     2,000,000           2,047,440
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029              1,700,000           1,815,685
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                2,000,000           2,168,180
New Hampshire Business Finance Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), 5.2%, 2027                                                                 2,890,000           2,984,214
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev.
(New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                    2,500,000           2,503,850
Schuylkill County, PA, Industrial Development Authority Rev.
(Waste Management, Inc.), 5.1%, 2019                                                                 1,000,000           1,016,040
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028       1,500,000           1,505,040
                                                                                                                    --------------
                                                                                                                    $   27,725,749
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)             $10,455,000      $        1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)          3,890,000                 389
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030                 2,850,000           3,004,185
                                                                                                                    --------------
                                                                                                                    $    3,005,620
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), "A", 5.375%, 2035                     $ 1,500,000      $    1,576,935
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036       2,060,000           2,151,794
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                               1,500,000           1,628,415
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                       6,155,000           6,317,184
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                    3,900,000           3,904,602
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035                        5,000,000           5,723,800
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                          1,625,000           1,682,249
New Jersey Economic Development Authority (Gloucester Marine), "C", 6.5%, 2015                       2,300,000           2,305,474
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                                                                      1,880,000           1,944,052
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032 (n)            4,225,000           4,672,428
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)            1,860,000           2,056,974
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017              2,000,000           2,007,880
Port Corpus Christi, TX, Industrial Development Authority Rev.
(Citgo Petroleum Corp.), 8.25%, 2031                                                                 2,300,000           2,363,135
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008 (c)                     10,294,113          10,995,554
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                  3,895,000           4,050,060
                                                                                                                    --------------
                                                                                                                    $   53,380,536
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev.
(Potlatch Corp.), "A", 7.75%, 2025                                                                 $ 1,200,000      $    1,354,392
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev.
(Georgia Pacific Corp.), 5.75%, 2028                                                                 1,510,000           1,537,709
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025            1,650,000           1,747,482
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                       3,100,000           3,439,357
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                       1,100,000           1,222,474
Florence County, SC, Industrial Development Rev. (Stone Container Co.), 7.375%, 2007                   860,000             860,000
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                       3,000,000           3,746,130
Hopewell, VA, Industrial Development Authority, Environmental Impact Rev.
(Smurfit-Stone Container), 5.25%, 2015                                                               1,700,000           1,718,377
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.), 7.75%, 2022            8,500,000           8,522,185
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8%, 2014                                                                  3,500,000           3,651,445
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025        2,250,000           2,417,310
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), 6.25%, 2019                                                                      6,830,000           6,834,303
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                                  800,000             800,176
                                                                                                                    --------------
                                                                                                                    $   37,851,340
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino), "A", 9.25%, 2020 (n)                                                             $ 3,845,000      $    4,190,512
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017              3,000,000           3,068,790
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                       1,315,000           1,370,519
                                                                                                                    --------------
                                                                                                                    $    8,629,821
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                  $ 1,300,000      $    1,426,451
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                    2,000,000           2,201,720
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                     2,705,000           2,877,065
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                         905,000             959,246
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                      560,000             576,918
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025                 395,000             415,279
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035                    795,000             769,635
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                          2,205,000           2,188,904
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031                1,295,000           1,297,668
New Jersey Economic Development Authority Rev. (Kapkowski Project), "B", 6.8%, 2018                  3,895,000           4,437,807
Philadelphia, PA, Redevelopment Authority Rev. (Neighborhood Transformation), FGIC, 5%, 2027         2,690,000           2,830,122
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev.
(Empowerment Zone), "A", AMBAC, 5%, 2034                                                             2,050,000           2,115,477
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014              1,765,000           1,780,709
Summit County, OH, Port Authority Building (Twinsburg Township), "D", 5.125%, 2025                     495,000             509,954
Summit County, OH, Port Authority Building (Workforce Policy Board), "F", 4.875%, 2025               2,810,000           2,857,011
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                     600,000             616,260
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "B", 4.8%, 2035                                                            910,000             880,971
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                                          280,000             282,442
                                                                                                                    --------------
                                                                                                                    $   29,023,639
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Buckingham Village), 5.5%, 2029    $ 3,360,000      $    3,386,074
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Jefferson Village Apartments), "B", 9%, 2018                                                        1,755,000           1,767,636
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                                           635,000             648,506
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                                       1,155,000           1,178,701
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (n)                                               8,000,000           8,397,520
District of Columbia, Housing Finance Authority (Azeeze Bates Apartments), FHLMC, 4.8%, 2036         1,540,000           1,535,996
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                 4,000,000           4,208,360
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                 2,000,000           2,028,660
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039             1,430,000           1,471,942
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2015 (n)                                                     2,000,000           2,097,820
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                                     2,000,000           2,031,160
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2009 (n)                                              6,000,000           6,331,980
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048                1,380,000           1,389,881
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025       2,050,000           2,089,094
                                                                                                                    --------------
                                                                                                                    $   38,563,330
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                 $   375,000      $      239,423
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                     450,000             268,826
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                     975,000             544,625
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                   1,235,000             646,103
                                                                                                                    --------------
                                                                                                                    $    1,698,977
----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020                 $ 1,470,000      $    1,486,773
Wyandotte County-Kansas City, KS, Unified Government Rev.
(Sales Tax Second Lien Area B), 5%, 2020                                                             2,585,000           2,672,632
                                                                                                                    --------------
                                                                                                                    $    4,159,405
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                           $   345,000      $      353,501
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                        30,000              30,506
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                            135,000              32,148
Corpus Christi, TX, Housing Finance Authority Rev., "B", 0%, 2011                                    2,140,000             907,253
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                     260,000             261,149
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                            600,000             236,322
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                           485,000             513,727
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                          1,580,000           1,603,095
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                             125,000             129,188
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA, 7%, 2031            45,000              45,053
Nortex Housing Finance Corp., TX, Single Family Mortgage Rev., "B", 5.5%, 2038                         440,000             445,685
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                       245,000             250,120
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program),
"B-1", GNMA, 6.2%, 2031                                                                                845,000             848,574
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                    320,000             322,221
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                   1,130,000           1,219,349
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                    525,000             561,246
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.55%, 2037                  2,845,000           3,089,755
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037                  2,270,000           2,461,883
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.4%, 2037                   2,475,000           2,624,688
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                 190,000             191,549
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                  850,000             927,937
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.6%, 2029                 2,230,000           2,357,021
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.75%, 2037                1,715,000           1,852,063
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                   1,230,000           1,344,427
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.625%, 2036                 935,000             984,920
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037                1,555,000           1,700,361
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                   625,000             684,213
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                1,005,000           1,062,345
                                                                                                                    --------------
                                                                                                                    $   27,040,299
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Other - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Utah Housing Corp., Single Family Housing Rev., "H", 4.8%, 2038                                    $ 2,530,000      $    2,497,692
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                       $    40,000      $       40,789
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                           11,000              11,201
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                  1,020,000           1,068,695
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                           345,000             356,640
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                           82,000              84,266
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                          330,000             336,821
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                            150,000             153,611
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                           575,000             593,544
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                      545,000             555,044
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                           75,000              76,239
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                      280,000             281,722
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                190,000             193,498
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                               2,555,000           2,624,241
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                             2,445,000           2,493,264
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 7.45%, 2031                                                                 115,000             119,017
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.35%, 2032                                                                 430,000             435,418
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.85%, 2032                                                                 360,000             367,610
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.75%, 2034                                                                 385,000             403,107
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), "B", GNMA, 6.7%, 2030                                                             715,000             728,449
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), "B", GNMA, 6.05%, 2037                                                          3,470,000           3,766,373
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                        350,000             350,361
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                          265,000             273,310
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                        3,275,000           3,507,983
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                   655,000             671,041
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                             1,135,000           1,135,261
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                            280,000             286,474
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA/FNMA, 5.25%, 2039             2,280,000           2,414,338
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                       2,050,000           2,115,395
                                                                                                                    --------------
                                                                                                                    $   25,443,712
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                           $ 3,900,000      $    4,042,467
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                                 2,000,000           2,006,720
Massachusetts Industrial Finance Agency, Resource Recovery Rev.
(Ogden Haverhill Associates), "A", 5.5%, 2013                                                        2,475,000           2,572,614
Massachusetts Industrial Finance Agency, Resource Recovery Rev.
(Ogden Haverhill Associates), "A", 5.6%, 2019                                                        5,425,000           5,632,778
                                                                                                                    --------------
                                                                                                                    $   14,254,579
----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 4.5%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                             $ 1,805,000      $    1,927,704
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                               1,155,000           1,232,639
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                  9,000,000           9,954,900
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC, 5.75%, 2010 (c)       3,000,000           3,251,310
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.93%, 2018 (p)                       7,000,000           8,403,640
Essex County, NJ, FGIC, 5.75%, 2010 (c)(u)                                                          12,000,000          12,812,040
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
0% to 2010, 4.55% to 2022                                                                            4,085,000           3,504,807
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", AMBAC,
0% to 2010, 4.6% to 2023                                                                             1,185,000           1,018,827
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
"B", AMBAC, 5%, 2013 (c)                                                                            11,260,000          11,979,964
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"A", 5%, 2045                                                                                        5,000,000           5,147,850
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2010 (c)                                                                                2,500,000           2,621,675
Harris County, TX, 5.8%, 2014                                                                        1,191,990           1,233,042
Harris County, TX, 5.625%, 2020                                                                      2,293,322           2,305,936
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036                   3,800,000           3,972,406
Mississippi Development Bank, Special Obligations, Hinds County Public Improvements,
FSA, 5.25%, 2035                                                                                     2,080,000           2,219,880
New Jersey Economic Development Authority Rev., School Facilities Construction,
"O", 5.25%, 2025                                                                                     1,940,000           2,078,186
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                               1,080,000           1,106,330
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)                                        1,000,000           1,106,390
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009 (c)                             250,000             258,760
                                                                                                                    --------------
                                                                                                                    $   76,136,286
----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                            $ 2,700,000      $    2,851,740
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                           1,500,000           1,585,155
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                                    2,605,000           2,700,577
                                                                                                                    --------------
                                                                                                                    $    7,137,472
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                                                  $ 2,750,000      $    2,867,040
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                              280,000             285,835
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                              180,000             185,096
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                              560,000             573,429
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                              430,000             432,559
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                     6,310,000           1,684,959
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                             1,000,000           1,042,470
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                            1,795,000           1,913,380
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                               800,000             836,864
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                            1,195,000           1,267,692
Orange County, FL, Tourist Development Tax Rev., XLCA, 5%, 2031                                      2,155,000           2,274,796
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                      1,500,000           1,561,035
                                                                                                                    --------------
                                                                                                                    $   14,925,155
----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014                  $ 1,190,000      $    1,224,046
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                      450,000             474,449
Amelia Walk Community Development District, FL, Special Assessment, "B", 5.2%, 2014                  2,115,000           2,122,212
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                    500,000             502,710
Arborwood Community Development District, FL, Capital Improvement Rev.
(Centex Homes Project), "A-1", 5.5%, 2036                                                            1,500,000           1,532,025
Arborwood Community Development District, FL, Capital Improvement Rev.
(Master Infrastructure Projects), "A", 5.35%, 2036                                                   1,870,000           1,874,077
Arborwood Community Development District, FL, Special Assessment
(Master Infrastructure Projects), "B", 5.1%, 2014                                                      750,000             745,823
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                      2,450,000           2,540,209
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                    1,765,000           1,800,388
Ave Maria Stewardship Community, FL, "A", 5.125%, 2038                                               2,045,000           2,032,771
Belmont Community Development District, FL, Capital Improvement Rev., "B", 5.125%, 2014              3,015,000           3,011,985
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                       4,180,000           4,275,429
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                      3,400,000           3,478,642
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                    2,750,000           2,797,383
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2", 6.85%, 2031        695,000             738,903
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                       905,000             909,606
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011                 445,000             446,046
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038                         2,700,000           2,694,519
Dardenne, MO, Town Square Transportation Development District, "A", 5%, 2026                         2,750,000           2,702,838
Du Page County, IL, Special Service Area No. 31 Special Tax
(Monarch Landing Project), 5.625%, 2036                                                                945,000             984,548
Durbin Crossing Community Development District, FL, Special Assessment, "B-1", 4.875%, 2010          3,750,000           3,734,663
East Homestead Community Development District, Special Assessment, FL, "B", 5%, 2011                   660,000             661,353
Fishhawk Community Development District, FL, 5.125%, 2009                                            1,185,000           1,183,045
Greyhawk Landing Community Development, FL, Special Assessment, "B", 6.25%, 2009                       195,000             196,634
Heritage Harbour South Community Development District, FL, Special Assessment, "B", 5.4%, 2008          15,000              15,037
Hyland Hills Metropolitan Park & Recreation District of Colorado, 6.75%, 2015                        2,495,000           2,517,729
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                2,340,000           2,399,459
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                  4,600,000           4,739,978
Killarney, FL, Community Development District, Special Assessment, "B", 5.125%, 2009                 1,040,000           1,038,201
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                            2,225,000           2,295,466
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                     1,440,000           1,438,670
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                           340,000             345,318
Landmark at Doral, FL, Community Development, District Special Assessment, "B", 5.2%, 2015           2,000,000           2,008,160
Markham, IL, Tax Increment Rev., 9%, 2012                                                            1,790,000           1,800,973
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022                 870,000             899,476
Morgantown, West Virginia, Tax Increment Revenue, Parking Garage Project "A", 5%, 2033                 500,000             490,090
Morgantown, West Virginia, Tax Increment Revenue, Parking Garage Project, "A", 4.8%, 2026            1,215,000           1,176,132
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012           1,360,000           1,366,582
North Springs Improvement District, FL, Special Assessment
(Parkland Golf Country Club), "B-2", 5.125%, 2015                                                      500,000             503,860
North Springs Improvement District, FL, Special Assessment Rev.
(Parkland Golf Country Club), "B-1", 5.125%, 2015                                                    1,090,000           1,097,761
Old Palm Community Development District, FL, Special Assessment
(Palm Beach Gardens), "A", 5.9%, 2035                                                                  735,000             764,437
Old Palm Community Development District, FL, Special Assessment
(Palm Beach Gardens), "B", 5.375%, 2014                                                                930,000             937,421
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016                                           1,675,000           1,659,590
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023                                             1,500,000           1,481,340
Overland Park, KS, Special Assessment (Grass Creek), 4.85%, 2016                                       565,000             565,718
Overland Park, KS, Special Assessment (Grass Creek), 5.125%, 2028                                    1,220,000           1,226,930
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                  1,110,000           1,118,436
Palm River Community Development District, FL, Special Assessment, "A", 5.375%, 2036                 1,000,000           1,000,930
Palm River Community Development District, FL, Special Assessment, "B", 5.15%, 2013                  1,000,000             999,530
Panther Trace II, Community Development District Rev., FL, Special Assessment, 5.125%, 2013          1,145,000           1,145,607
Panther Trace II, Community Development District Rev., FL, Special Assessment, "B", 5%, 2010         2,830,000           2,820,435
Parkway Center, Community Development District, FL, Special Assessment, "B", 5.625%, 2014            3,705,000           3,769,022
Paseo, FL, Community Development District, "B", 4.875%, 2010                                         3,495,000           3,479,342
Preserve At Wilderness Lake, FL, 6.2%, 2008                                                             60,000              60,120
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034                  755,000             770,092
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                   385,000             387,529
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                        155,000             155,161
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037                2,000,000           2,081,120
Riverwood Estates Community Development District, FL, Special Assessment, "B", 5%, 2013              1,830,000           1,808,973
Rolling Hills Community Development District, FL, "B", 5.125%, 2013                                  2,300,000           2,291,720
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                     1,535,000           1,544,901
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037                        1,845,000           1,879,059
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016             1,555,000           1,587,095
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037                 2,185,000           2,191,271
Villa Portofino West Community Development District, FL, Special Assessment, "A", 5.35%, 2036          995,000           1,002,542
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035              630,000             639,154
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                 2,650,000           2,635,611
Wentworth Estates Community Development District, FL, Special Assessment, "B", 5.125%, 2012          1,365,000           1,359,131
                                                                                                                    --------------
                                                                                                                    $  108,159,413
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 5.5%
----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                       $10,740,000      $   11,480,738
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                           495,000             539,303
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                             8,015,000           1,791,272
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County,
"A", 0% to 2007, 5.65% to 2041                                                                       1,525,000           1,304,287
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                           4,360,000           4,560,168
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                           8,000,000             547,360
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                          14,000,000             506,100
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                3,670,000           3,913,321
District of Columbia, Tobacco Settlement, 6.75%, 2040                                                  885,000             960,632
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                       19,160,000           1,775,366
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033               6,095,000           6,795,925
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2039               2,620,000           2,993,481
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.625%, 2040              1,070,000           1,215,167
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-4", 7.8%, 2042                3,000,000           3,642,240
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2011 (c)        5,000,000           5,262,400
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed,
"B", 0% to 2007, 5.6% to 2034                                                                        4,295,000           4,323,519
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                              4,915,000           5,185,620
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                                   4,325,000           4,638,217
New Jersey Tobacco Settlement Authority, 5.75%, 2012 (c)                                             7,420,000           7,919,737
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                                             45,000              52,746
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060                33,955,000             644,126
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2036                                                                   7,265,000           1,423,359
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2041                                                                   5,640,000             821,353
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                      2,500,000           2,646,775
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                  3,725,000           3,997,298
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                  2,435,000           2,826,280
Tobacco Settlement Financing Corp., NJ, "1-A", 5%, 2029                                              4,000,000           4,004,320
Tobacco Settlement Financing Corp., NJ, "1-B", 0%, 2041                                             35,545,000           5,216,229
Virginia Tobacco Settlement Financing Corp., 5.625%, 2037                                            1,150,000           1,219,426
Washington Tobacco Settlement Authority, 6.5%, 2026                                                  1,055,000           1,158,232
                                                                                                                    --------------
                                                                                                                    $   93,364,997
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027           $12,305,000      $    4,461,670
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A", 7.15%, 2010 (c)            5,000,000           5,568,100
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                       10,000,000          10,443,000
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                      2,100,000           1,628,466
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                      7,000,000           5,129,040
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                      5,100,000           3,527,517
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM, 0%, 2011 (c)           13,400,000          11,488,490
                                                                                                                    --------------
                                                                                                                    $   42,246,283
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)    $ 6,000,000      $    7,915,560
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017        $ 2,000,000      $    2,011,380
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029             2,205,000           2,262,198
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                 815,000             824,487
Harrisburg, PA, University of Science, "B", 6%, 2036                                                 1,895,000           1,923,103
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                           9,150,000          10,815,941
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022                1,300,000           1,378,221
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2031                    2,000,000           2,059,100
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                    1,520,000           1,560,356
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018                      1,000,000           1,031,490
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2027                  1,100,000           1,085,997
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2034                  1,000,000             976,890
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Franklin Pierce Law Center), 5.5%, 2018                                                             1,200,000           1,233,012
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project),
"A", 5.375%, 2029                                                                                      760,000             779,524
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009 (c)                                                                                       2,000,000           2,162,780
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                                                                    635,000             655,618
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                890,000             932,978
University of California, "J", FSA, 4.5%, 2035                                                       5,000,000           4,975,900
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC, 5%, 2030              1,865,000           1,967,426
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                                 3,730,000           3,879,834
Wisconsin Health & Educational Facilities Authority Rev.
(Carroll College, Inc. Project), 5.25%, 2021                                                           500,000             525,875
                                                                                                                    --------------
                                                                                                                    $   43,042,110
----------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund
(University Center), 6.625%, 2012 (c)                                                              $ 1,500,000      $    1,704,135
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2022                   100,000             102,032
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                    55,000              56,018
                                                                                                                    --------------
                                                                                                                    $    1,862,185
----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                                    $ 1,850,000      $    2,095,754
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                                      3,485,000           4,077,729
Deerfield, IL, Educational Facilities Authority Rev.
(Chicagoland Jewish High School Project), 6%, 2041                                                   2,610,000           2,663,348
Gainesville, GA, Redevelopment Authority Educational Facilities Rev.
(Riverside Military Academy, Inc.), 5.125%, 2037                                                       800,000             814,504
Illinois Development Finance Authority, Economic Development Rev.
(Latin School of Chicago), 5.6%, 2008 (c)                                                              850,000             872,559
Illinois Development Finance Authority, Economic Development Rev.
(Latin School of Chicago), 5.65%, 2008 (c)                                                           1,730,000           1,777,160
Maryland Health & Higher Educational Facilities Authority Rev.
(Washington Christian Academy), 5.25%, 2018                                                            985,000           1,003,085
Maryland Health & Higher Educational Facilities Authority Rev.
(Washington Christian Academy), 5.5%, 2038                                                             460,000             468,331
Maryland Industrial Development Financing Authority, Economic Development Authority Rev.
(Our Lady of Good Council), "A", 6%, 2035                                                              450,000             479,232
Massachusetts Development Finance Agency Rev. (Williston Northampton School), 6.5%, 2008 (c)         1,400,000           1,488,186
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                   550,000             595,084
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031                  2,450,000           2,651,586
Pima County, AZ, Industrial Development Authority Education Rev.
(Arizona Charter Schools), "C", 6.4%, 2013                                                           1,060,000           1,109,767
Pima County, AZ, Industrial Development Authority Education Rev.
(Arizona Charter Schools), "C", 6.75%, 2031                                                          2,985,000           3,137,056
                                                                                                                    --------------
                                                                                                                    $   23,233,381
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                       $   830,000      $      832,366
Alaska Industrial Development & Export Authority, 5.875%, 2032                                       1,800,000           1,734,912
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010       5,965,000           6,175,863
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                     1,700,000           1,713,770
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Colver), "G", 5.125%, 2015                                                                          1,050,000           1,058,211
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), "A", 6.5%, 2013                                                            2,300,000           2,331,533
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), "A", 6.6%, 2019                                                            5,000,000           5,074,050
                                                                                                                    --------------
                                                                                                                    $   18,920,705
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032            $   685,000      $      746,369
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038             2,505,000           2,793,801
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev.
(Entergy Gulf States, Inc.), 5.45%, 2010                                                             4,800,000           4,804,656
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC, 4.85%, 2035         3,215,000           3,228,342
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                  3,240,000           3,306,550
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022                  4,500,000           4,531,410
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                  1,390,000           1,399,702
Farmington, NM, Pollution Control Rev. (Tucson Electric), "A", 6.95%, 2020                           3,000,000           3,108,960
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                         3,085,000           3,156,325
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033                                770,000             784,769
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), "A", AMBAC, 5%, 2031                       3,165,000           3,318,439
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                           3,095,000           3,194,597
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017       2,800,000           3,065,104
New Hampshire Industrial Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.9%, 2018                                                              1,000,000           1,045,850
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), "A", 6.1%, 2025                                                         2,000,000           2,002,140
Pittsylvania County, VA, Industrial Development Authority Rev.
(Multi-trade of Pittsylvania), 7.55%, 2019                                                          10,000,000          10,018,100
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013             1,000,000           1,002,880
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                      1,900,000           1,944,156
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028                  1,500,000           1,630,965
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                  3,335,000           3,337,134
                                                                                                                    --------------
                                                                                                                    $   58,420,249
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025                                          $ 2,600,000      $    2,727,686
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                           2,750,000           2,954,215
Southern California Public Power Authority (Transmission Project Rev.), RIBS, 7.721%, 2012 (p)         150,000             150,291
                                                                                                                    --------------
                                                                                                                    $    5,832,192
----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                                     $ 5,000,000      $    4,708,550
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022                900,000             894,150
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)                                 1,000,000           1,081,030
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)                                 1,010,000           1,091,840
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                    2,635,000           2,829,674
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                   655,000             670,052
Massachusetts Water Resources Authority, "A", 4.5%, 2036                                             3,070,000           3,040,282
Massachusetts Water Resources Authority, RITES, FGIC, 9.165%, 2019 (n)(v)                              765,000           1,049,657
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                       1,685,000           1,775,990
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)                                           15,170,000          15,975,679
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                                                    2,155,000           2,265,293
Montgomery County, TX, Municipal Utility District No. 46
(Waterworks & Sewer Systems), MBIA, 4.75%, 2028                                                      1,490,000           1,517,729
New York, NY, Municipal Water Finance Authority Rev., "B", 5.75%, 2007 (c)                           8,590,000           8,741,356
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2027              2,000,000           2,092,440
Phoenix, AZ, FGIC, 6.25%, 2010 (c)                                                                   1,000,000           1,088,000
Virginia Clean Water Rev., 5.75%, 2010 (c)                                                           2,500,000           2,669,175
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                     2,075,000           2,282,874
                                                                                                                    --------------
                                                                                                                    $   53,773,771
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $1,644,282,782)                                                             $1,712,203,302
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3.67%, due 2/01/07                                        $   400,000      $      400,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 3.67%, due 2/01/07                                            700,000             700,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 3.73%, due 2/01/07                                                  435,000             435,000
Blount County, TN, Public Building Authority, Local Government
Public Improvement, "A-1", 3.71%, due 2/01/07                                                          390,000             390,000
Harris County, TX, Health Facilities Development Rev.
(University of Texas Medical Center), 3.73%, due 2/01/07                                               600,000             600,000
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan Chicago),
3.73%, due 2/01/07                                                                                     310,000             310,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.6%, due 2/01/07                              200,000             200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "B", 3.68%, due 2/01/07                100,000             100,000
Missouri Development Finance, Board of Cultural Facilities Rev.
(Nelson Gallery), "B", 3.73%, due 2/01/07                                                            1,650,000           1,650,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co. Project), 3.68%, due 2/01/07        600,000             600,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev.,
"A", 3.7%, due 2/01/07                                                                                 100,000             100,000
Orange County, CA, 3.58%, due 2/01/07                                                                  100,000             100,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.71%, due 2/01/07                                                                                   1,200,000           1,200,000
Sevier County, TN, Public Building Authority Rev., 3.63%, due 2/01/07                                   70,000              70,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II,
"B-1", 3.63%, due 2/01/07                                                                              600,000             600,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II,
"E-1", 3.63%, due 2/01/07                                                                              700,000             700,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II,
"E-5", 3.63%, due 2/01/07                                                                              770,000             770,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III,
"B-2", 3.63%, due 2/01/07                                                                               50,000              50,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement,
"B-4", 3.71%, due 2/01/07                                                                              750,000             750,000
State of Oregon, "73G", 3.49%, due 2/07/07                                                          11,800,000          11,800,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.63%, due 2/01/07                    100,000             100,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                $   21,625,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,665,907,782) (k)                                                             $1,733,828,302
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.0)%                                                                                (49,946,417)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                 $1,683,881,885
----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,712,203,302 and 98.75% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,635,420, representing 2.5% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

SWAP AGREEMENTS AT 1/31/07

                                                                                                       UNREALIZED
                         NOTIONAL                           CASH FLOWS            CASH FLOWS          APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY      TO RECEIVE              TO PAY           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD 22,000,000     Merrill Lynch       7-Day BMA       2.795% (fixed rate)        $177,838
 7/18/17              USD 16,000,000     Citicorp            7-Day BMA        3.76% (fixed rate)          73,679
 7/23/22              USD 15,000,000     Merrill Lynch       7-Day BMA       3.889% (fixed rate)          75,833
                                                                                                        --------
                                                                                                        $327,350
                                                                                                        --------

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:
BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity
FRN           Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
Insurers
AMBAC         AMBAC Indemnity Corp.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FHLMC         Federal Home Loan Mortgage Corp.
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
PSF           Permanent School Fund
XLCA          XL Capital Insurance Co.

Inverse Floaters
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 1/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,665,907,782)                         $1,733,828,302
Cash                                                                                   327,945
Receivable for investments sold                                                      4,434,589
Receivable for fund shares sold                                                      9,993,211
Interest receivable                                                                 21,512,630
Unrealized appreciation on interest rate swap agreements                               327,350
Other assets                                                                            32,393
------------------------------------------------------------------------------------------------------------------
Total assets                                                                                        $1,770,456,420
------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Distributions payable                                                               $3,396,290
Payable for investments purchased                                                   20,275,684
Payable to the holder of the floating rate certificate from trust assets            58,605,000
Payable for fund shares reacquired                                                   3,319,483
Payable to affiliates
  Management fee                                                                        45,899
  Shareholder servicing costs                                                           47,047
  Distribution and service fees                                                         41,438
  Administrative services fee                                                            1,624
Payable for independent trustees' compensation                                          51,176
Payable for interest expense and fees                                                  497,108
Accrued expenses and other liabilities                                                 293,786
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      $86,574,535
------------------------------------------------------------------------------------------------------------------
Net assets                                                                                          $1,683,881,885
------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $1,674,832,266
Unrealized appreciation (depreciation) on investments                               68,247,870
Accumulated net realized gain (loss) on investments                                (61,844,305)
Undistributed net investment income                                                  2,646,054
------------------------------------------------------------------------------------------------------------------
Net assets                                                                                          $1,683,881,885
------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                              198,272,343
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                    $1,335,268,838
  Shares outstanding                                                               157,256,660
------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                  $8.49
------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value
  per share)                                                                                                 $8.91
------------------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                      $178,566,474
  Shares outstanding                                                                21,011,226
------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                               $8.50
------------------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                      $170,046,573
  Shares outstanding                                                                20,004,457
------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                               $8.50
------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 1/31/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest income                                                              $94,193,201
----------------------------------------------------------------------------------------
Expenses
  Management fee                                             $9,103,585
  Distribution and service fees                               2,978,524
  Shareholder servicing costs                                 1,897,664
  Administrative services fee                                   261,656
  Independent trustees' compensation                             37,575
  Custodian fee                                                 502,061
  Shareholder communications                                     94,870
  Auditing fees                                                  49,867
  Legal fees                                                    262,930
  Interest expense and fees                                   2,216,133
  Miscellaneous                                                 318,903
----------------------------------------------------------------------------------------
Total expenses                                                               $17,723,768
----------------------------------------------------------------------------------------
  Fees paid indirectly                                         (133,020)
  Reduction of expenses by investment adviser                (1,494,821)
----------------------------------------------------------------------------------------
Net expenses                                                                 $16,095,927
----------------------------------------------------------------------------------------
Net investment income                                                        $78,097,274
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                       $11,076
  Swap transactions                                          (1,100,700)
----------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      $(1,089,624)
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                               $13,684,297
  Swap transactions                                            (145,987)
----------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                    $13,538,310
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       $12,448,686
----------------------------------------------------------------------------------------
Change in net assets from operations                                         $90,545,960
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                             YEARS ENDED 1/31
                                                                   -----------------------------------
                                                                        2007                 2006
CHANGE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                 $78,097,274          $72,482,474
Net realized gain (loss) on investments                                (1,089,624)          (3,691,985)
Net unrealized gain (loss) on investments                              13,538,310            5,160,906
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $90,545,960          $73,951,395
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(61,246,122)        $(55,605,183)
  Class B                                                              (8,854,231)         (11,731,680)
  Class C                                                              (6,023,571)          (4,423,031)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(76,123,924)        $(71,759,894)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $247,827,107          $72,920,977
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $21,728               $8,158
------------------------------------------------------------------------------------------------------
Total change in net assets                                            $262,270,871         $75,120,636
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                              1,421,611,014        1,346,490,378
At end of period (including undistributed net investment
income of $2,646,054 and $1,963,627, respectively)                 $1,683,881,885       $1,421,611,014
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                            YEARS ENDED 1/31
                                                      --------------------------------------------------------------------------
                                                         2007             2006            2005            2004           2003
Net asset value, beginning of period                       $8.41            $8.39          $8.28            $8.12          $8.23
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                  $0.45            $0.46          $0.48            $0.47          $0.48
Net realized and unrealized gain (loss)
on investments                                              0.07             0.02           0.09             0.17          (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.52            $0.48          $0.57            $0.64          $0.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.44)          $(0.46)        $(0.46)          $(0.48)        $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)               $0.00(w)         $0.00(w)       $0.00(w)           $--            $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $8.49            $8.41          $8.39            $8.28          $8.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                  6.32             5.81           7.16             7.98           4.96
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                      0.97             0.94(z)        0.80             0.81           0.84
Expenses after expense reductions (f)                       0.87             0.84(z)        0.71             0.79           0.79
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                            0.72             0.72           0.71             0.79           0.79
Net investment income                                       5.32             5.47           5.82             5.80           5.88
Portfolio turnover                                            13               20             13                9             20
Net assets at end of period (000 Omitted)             $1,335,269       $1,080,805       $977,416       $1,003,328     $1,050,204
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                        YEARS ENDED 1/31
                                                      ------------------------------------------------------------------
                                                        2007           2006           2005           2004         2003

Net asset value, beginning of period                     $8.41          $8.40          $8.28          $8.13        $8.24
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $0.39          $0.40          $0.42          $0.41        $0.42
Net realized and unrealized gain (loss)
on investments                                            0.07           0.00(w)        0.10           0.16        (0.10)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.46          $0.40          $0.52          $0.57        $0.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
From net investment income                              $(0.37)        $(0.39)        $(0.40)        $(0.42)      $(0.43)
------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)             $0.00(w)       $0.00(w)       $0.00(w)         $--          $--
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.50          $8.41          $8.40          $8.28        $8.13
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                5.64           4.88           6.47           7.15         4.01
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.74           1.70(z)        1.57           1.59         1.63
Expenses after expense reductions (f)                     1.64           1.60(z)        1.48           1.57         1.58
Expenses after expense reductions and
excluding interest expense and fees (f)(l)                1.50           1.48           1.48           1.57         1.58
Net investment income                                     4.60           4.73           5.05           5.02         5.09
Portfolio turnover                                          13             20             13              9           20
Net assets at end of period (000 Omitted)             $178,566       $220,854       $283,360       $337,065     $355,602
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                       YEARS ENDED 1/31
                                                      ---------------------------------------------------------------
                                                        2007           2006           2005          2004        2003

Net asset value, beginning of period                     $8.42          $8.40         $8.29         $8.13       $8.24
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $0.36          $0.37         $0.39         $0.39       $0.40
Net realized and unrealized gain (loss)
on investments                                            0.08           0.02          0.10          0.17       (0.10)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.44          $0.39         $0.49         $0.56       $0.30
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income                              $(0.36)        $(0.37)       $(0.38)       $(0.40)     $(0.41)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)             $0.00(w)       $0.00(w)      $0.00(w)        $--         $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.50          $8.42         $8.40         $8.29       $8.13
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                5.27           4.76          6.10          6.91        3.92
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.97           1.94(z)       1.80          1.81        1.84
Expenses after expense reductions (f)                     1.87           1.84(z)       1.71          1.79        1.79
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                          1.72           1.72          1.71          1.79        1.79
Net investment income                                     4.30           4.44          4.80          4.78        4.86
Portfolio turnover                                          13             20            13             9          20
Net assets at end of period (000 Omitted)             $170,047       $119,952       $85,715       $78,975     $71,519
---------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended January 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements and inverse floaters.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At January 31, 2007, the fund's payable to the holder of the floating rate certificate from trust assets was $58,605,000. The weighted average interest rate on the floating rate certificates issued by the trust was 3.35%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the year ended January 31, 2007, interest expense and fees in connection with self-deposited inverse floaters was $2,214,901. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charged a 1% redemption fee on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. Effective December 1, 2006, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended January 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

                                                       1/31/07         1/31/06

Ordinary income (including any short-term
  capital gains)                                        $301,170       $273,910
Tax-exempt income                                     75,822,754     71,485,984
-------------------------------------------------------------------------------
Total distributions                                  $76,123,924    $71,759,894

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 1/31/07

          Cost of investments                             $1,604,188,861
          --------------------------------------------------------------
          Gross appreciation                                 $94,252,148
          Gross depreciation                                 (23,217,707)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $71,034,441
          Undistributed ordinary income                         $437,165
          Undistributed tax-exempt income                      9,024,355
          Capital loss carryforwards                         (63,382,067)
          Post-October capital loss deferral                  (1,543,279)
          Other temporary differences                         (6,520,996)

As of January 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              1/31/08                          $(1,353,678)
              1/31/09                          (10,935,605)
              1/31/10                           (2,971,573)
              1/31/11                          (18,364,839)
              1/31/12                          (15,537,212)
              1/31/13                           (3,190,630)
              1/31/14                          (10,798,317)
              1/31/15                             (230,213)
              --------------------------------------------
                                              $(63,382,067)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average daily net assets          0.60%
          Average daily net assets in excess of $1.4 billion      0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2007, this waiver amounted to $1,486,405 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended January 31, 2007 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $627,685 for the year ended January 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                    TOTAL            ANNUAL       DISTRIBUTION
                             DISTRIBUTION        SERVICE     DISTRIBUTION         EFFECTIVE        AND SERVICE
                                 FEE RATE       FEE RATE          PLAN(d)           RATE(e)                FEE
Class B                             0.75%          0.25%            1.00%             0.77%         $1,539,541
Class C                             0.75%          0.25%            1.00%             1.00%          1,438,983
--------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                 $2,978,524

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    January 31, 2007 based on each class' average daily net assets. For one year from the date of sale of Class
    B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee.
    On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2007, were as follows:

                                                         AMOUNT

              Class A                                     $8,428
              Class B                                   $277,753
              Class C                                    $34,783

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2007, the fee was $1,373,669, which equated to 0.0901% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the year ended January 31, 2007, the sub-accounting fee for SRS was $4, which equated to 0.0000% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the year ended January 31, 2007, these out-of-pocket and sub-accounting costs amounted to $184,980. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended January 31, 2007 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $4,592. This amount is included in independent trustees' compensation for the year ended January 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $47,413 at January 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2007, the fee paid to Tarantino LLC was $10,057. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $8,416, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $458,086,416 and $205,784,675, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                YEAR ENDED                        YEAR ENDED
                                                 1/31/07                           1/31/06
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                              44,330,384      $375,734,204      26,541,560      $223,301,024
  Class B                               2,008,855        16,999,796       2,188,616        18,426,446
  Class C                               7,867,910        66,695,786       5,397,216        45,484,475
------------------------------------------------------------------------------------------------------
                                       54,207,149      $459,429,786      34,127,392      $287,211,945

Shares issued to shareholders in
reinvestment of distributions
  Class A                               3,592,569       $30,420,282       3,206,817       $26,966,277
  Class B                                 422,131         3,574,609         545,639         4,592,022
  Class C                                 359,226         3,045,882         253,396         2,133,722
------------------------------------------------------------------------------------------------------
                                        4,373,926       $37,040,773       4,005,852       $33,692,021

Shares reacquired
  Class A                             (19,237,523)    $(162,774,354)    (17,665,426)    $(148,419,854)
  Class B                              (7,669,455)      (64,903,633)    (10,224,466)      (86,098,379)
  Class C                              (2,475,435)      (20,965,465)     (1,600,899)      (13,464,756)
------------------------------------------------------------------------------------------------------
                                      (29,382,413)    $(248,643,452)    (29,490,791)    $(247,982,989)

Net change
  Class A                              28,685,430      $243,380,132      12,082,951      $101,847,447
  Class B                              (5,238,469)      (44,329,228)     (7,490,211)      (63,079,911)
  Class C                               5,751,701        48,776,203       4,049,713        34,153,441
------------------------------------------------------------------------------------------------------
                                       29,198,662      $247,827,107       8,642,453       $72,920,977

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended January 31, 2007, the fund's commitment fee and interest expense on the line of credit were $8,821 and $1,232, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust III and
Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the Fund) (one of the portfolios comprising MFS Series Trust III), including the portfolio of investments, as of January 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund at January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note (z) to the Financial Highlights, the ratios of expenses to average net assets for the year ended January 31, 2006 have been restated.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 13, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                           PRINCIPAL OCCUPATIONS DURING
                            POSITION(S) HELD     TRUSTEE/OFFICER              THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND            SINCE(h)                 OTHER DIRECTORSHIPS(j)
-------------------         -----------------    ---------------    -----------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee              February 2004      Massachusetts Financial Services Company,
(born 10/20/63)                                                     Chief Executive Officer, President,
                                                                    Chief Investment Officer and Director

Robert C. Pozen(k)          Trustee              February 2004      Massachusetts Financial Services Company,
(born 8/08/46)                                                      Chairman (since February 2004); MIT
                                                                    Sloan School (education), Senior
                                                                    Lecturer (since 2006); Secretary of
                                                                    Economic Affairs, The Commonwealth of
                                                                    Massachusetts (January 2002 to December
                                                                    2002); Fidelity Investments, Vice
                                                                    Chairman (June 2000 to December 2001);
                                                                    Fidelity Management & Research Company
                                                                    (investment adviser), President (March
                                                                    1997 to July 2001); Bell Canada
                                                                    Enterprises (telecommunications),
                                                                    Director; Medtronic, Inc. (medical
                                                                    technology), Director; Telesat (satellite
                                                                    communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair    February 1992      Private investor; Eastern Enterprises
(born 5/01/36)              of Trustees                             diversified services company), Chairman,
                                                                    Trustee and Chief Executive Officer
                                                                    (until November 2000)

Robert E. Butler(n)         Trustee              January 2006       Consultant - regulatory and compliance
(born 11/29/41)                                                     matters (since July 2002);
                                                                    PricewaterhouseCoopers LLP (professional
                                                                    services firm), Partner (November 2000
                                                                    until June 2002)

Lawrence H. Cohn, M.D.      Trustee              August 1993        Brigham and Women's Hospital, Chief of
(born 3/11/37)                                                      Cardiac Surgery (2005); Harvard Medical
                                                                    School, Professor of Cardiac Surgery;
                                                                    Physician Director of Medical Device
                                                                    Technology for Partners HealthCare

David H. Gunning            Trustee              January 2004       Cleveland-Cliffs Inc. (mining products
(born 5/30/42)                                                      and service provider), Vice
                                                                    Chairman/Director (since April 2001);
                                                                    Portman Limited (mining), Director
                                                                    (since 2005); Encinitos Ventures (private
                                                                    investment company), Principal (1997 to
                                                                    April 2001); Lincoln Electric Holdings,
                                                                    Inc. (welding equipment manufacturer),
                                                                    Director

William R. Gutow            Trustee              December 1993      Private investor and real estate
(born 9/27/41)                                                      consultant; Capitol Entertainment
                                                                    Management Company (video franchise),
                                                                    Vice Chairman; Atlantic Coast Tan
                                                                    (tanning salons), Vice Chairman (since
                                                                    2002)

Michael Hegarty             Trustee              December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                     services and insurance), Vice Chairman
                                                                    and Chief Operating Officer (until
                                                                    May 2001); The Equitable Life Assurance
                                                                    Society (insurance), President and Chief
                                                                    Operating Officer (until May 2001)

Lawrence T. Perera          Trustee              July 1981          Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt            Trustee              August 1993        Insight Resources, Inc. (acquisition
(born 9/23/38)                                                      planning specialists), President;
                                                                    Wellfleet Investments (investor in
                                                                    health care companies), Managing General
                                                                    Partner (since 1993); Cambridge
                                                                    Nutraceuticals (professional nutritional
                                                                    products), Chief Executive Officer (until
                                                                    May 2001)

Laurie J. Thomsen           Trustee              March 2005         Private investor; Prism Venture Partners
(born 8/05/57)                                                      (venture capital), Co-founder and General
                                                                    Partner (until June 2004); St. Paul
                                                                    Travelers Companies (commercial property
                                                                    liability insurance), Director

Robert W. Uek               Trustee              January 2006       Retired (since 1999);
(born 5/18/41)                                                      PricewaterhouseCoopers LLP (professional
                                                                    services firm), Partner (until 1999);
                                                                    Consultant to investment company industry
                                                                    (since 2000); TT International Funds
                                                                    (mutual fund complex), Trustee (2000
                                                                    until 2005); Hillview Investment Trust II
                                                                    Funds (mutual fund complex), Trustee
                                                                    (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President            November 2005      Massachusetts Financial Services Company,
(born 12/01/58)                                                     Executive Vice President and Chief
                                                                    Regulatory Officer (since March 2004);
                                                                    Fidelity Management & Research Company,
                                                                    Vice President (prior to March 2004);
                                                                    Fidelity Group of Funds, President and
                                                                    Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer            September 2005     Massachusetts Financial Services Company,
(born 12/30/64)                                                     Senior Vice President (since September
                                                                    2004); PricewaterhouseCoopers LLP,
                                                                    Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant            July 2005          Massachusetts Financial Services Company,
(born 1/18/74)              Secretary and                           Vice President and Senior Counsel
                            Assistant Clerk                         (since April 2003); Kirkpatrick &
                                                                    Lockhart LLP (law firm), Associate
                                                                    (prior to April 2003)

Ethan D. Corey(k)           Assistant            July 2005          Massachusetts Financial Services Company,
(born 11/21/63)             Secretary and                           Special Counsel (since December 2004);
                            Assistant Clerk                         Dechert LLP (law firm), Counsel (prior
                                                                    to December 2004)

David L. DiLorenzo(k)       Assistant            July 2005          Massachusetts Financial Services Company,
(born 8/10/68)              Treasurer                               Vice President (since June 2005); JP
                                                                    Morgan Investor Services, Vice President
                                                                    (prior to June 2005)

Timothy M. Fagan(k)         Assistant            September 2005     Massachusetts Financial Services Company,
(born 7/10/68)              Secretary and                           Vice President and Senior Counsel (since
                            Assistant Clerk                         September 2005); John Hancock Advisers,
                                                                    LLC, Vice President and Chief Compliance
                                                                    Officer (September 2004 to August 2005),
                                                                    Senior Attorney (prior to September
                                                                    2004); John Hancock Group of Funds, Vice
                                                                    President and Chief Compliance Officer
                                                                    (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant            July 2005          Massachusetts Financial Services Company,
(born 10/27/70)             Treasurer                               Vice President (since May 2005); JP
                                                                    Morgan Investment Management Company,
                                                                    Vice President (prior to May 2005)

Brian E. Langenfeld(k)      Assistant            June 2006          Massachusetts Financial Services
(born 3/07/73)              Secretary and                           Company, Assistant Vice President
                            Assistant Clerk                         and Counsel (since May 2006); John
                                                                    Hancock Advisers, LLC, Assistant Vice
                                                                    President and Counsel (May 2005 to April
                                                                    2006); John Hancock Advisers, LLC,
                                                                    Attorney and Assistant Secretary (prior
                                                                    to May 2005)

Ellen Moynihan(k)           Assistant            April 1997         Massachusetts Financial Services Company,
(born 11/13/57)             Treasurer                               Senior Vice President

Susan S. Newton(k)          Assistant            May 2005           Massachusetts Financial Services Company,
(born 3/07/50)              Secretary and                           Senior Vice President and Assistant Clerk
                            Assistant Clerk                         Associate General Counsel (since April
                                                                    2005); John Hancock Advisers, LLC, Senior
                                                                    Vice President, Secretary and Chief Legal
                                                                    Officer (prior to April 2005); John
                                                                    Hancock Group of Funds, Senior Vice
                                                                    President, Secretary and Chief Legal
                                                                    Officer (prior to April 2005)

Susan A. Pereira(k)         Assistant            July 2005          Massachusetts Financial Services Company,
(born 11/05/70)             Secretary and                           Vice President and Senior (since June
                            Assistant Clerk                         2004); Bingham McCutchen LLP (law firm),
                                                                    Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and        January 2006       Massachusetts Financial Services Company,
(born 5/01/52)              Clerk                                   Executive Vice President, General Counsel
                                                                    and Secretary (since January 2006);
                                                                    Wilmer Cutler Pickering Hale and Dorr LLP
                                                                    (law firm), Partner (prior to January 2006)

Frank L. Tarantino          Independent Chief    June 2004          Tarantino LLC (provider of compliance
(born 3/07/44)              Compliance Officer                      services), Principal Officer (since
                                                                    June 2004); CRA Business Strategies Group
                                                                    (consulting services), Executive Vice
                                                                    President (April 2003 to June 2004);
                                                                    David L. Babson & Co. (investment
                                                                    adviser), Managing Director, Chief
                                                                    Administrative Officer and Director
                                                                    (prior to March 2003)

James O. Yost(k)            Assistant            September 1990     Massachusetts Financial Services Company,
(born 6/12/60)              Treasurer                               Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                 225 Franklin Street
02116-3741                                                      Boston, MA 02110

DISTRIBUTOR                                                     Effective February 1, 2007,
MFS Fund Distributors, Inc.                                     the custodian changed to:
500 Boylston Street, Boston, MA                                 JPMorgan Chase Bank
02116-3741                                                      One Chase Manhattan Plaza
                                                                New York, NY 10081
PORTFOLIO MANAGERS
Gary A. Lasman                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Geoffrey L. Schechter                                           Ernst & Young LLP
                                                                200 Clarendon Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 99.60% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

       o  data from investment applications and other forms
       o share balances and transactional history with us, our affiliates, or others
       o  facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                           MFS(R) HIGH YIELD OPPORTUNITIES FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              4
------------------------------------------------------------------
EXPENSE TABLE                                                    6
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         8
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             23
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         25
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             26
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            27
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   31
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         43
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           44
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   50
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           50
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  50
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         50
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           51
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        1/31/07
                                                                        HYO-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      87.7%
              Floating Rate Loans                         3.7%
              Common Stocks                               1.9%
              Convertible Bonds                           0.5%
              Preferred Stocks                            0.5%
              Cash & Other Net Assets                     5.7%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services      6.9%
              ------------------------------------------------
              Emerging Market Sovereign                   6.8%
              ------------------------------------------------
              Gaming & Lodging                            6.1%
              ------------------------------------------------
              Automotive                                  5.9%
              ------------------------------------------------
              Broadcasting                                5.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.1%
              ------------------------------------------------
              A                                           1.4%
              ------------------------------------------------
              BBB                                         6.4%
              ------------------------------------------------
              BB                                         19.7%
              ------------------------------------------------
              B                                          47.1%
              ------------------------------------------------
              CCC                                        21.9%
              ------------------------------------------------
              C                                           0.2%
              ------------------------------------------------
              Not Rated                                   3.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.3
              ------------------------------------------------
              Average Life (m)                        8.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                    9.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    B+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 1/31/07.

Percentages are based on net assets as of 1/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended January 31, 2007, Class A shares of the MFS High Yield Opportunities Fund provided a total return of 11.89%, at net asset value. This compares with a return of 11.34% for the fund's benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index.

CONTRIBUTORS TO PERFORMANCE

Security selection was a principal factor contributing to the fund's positive relative performance. Our positioning in "CCC" rated(s) securities, which delivered strong performance during the reporting period, helped, as did our holdings in higher yielding bonds relative to the benchmark.

Broadband communications company CCH Holdings, health care services provider HealthSouth, and Argentinean sovereign debt were among the top contributors.

DETRACTORS FROM PERFORMANCE

The fund's exposure to "BB" rated bonds detracted from relative performance. Individual holdings that held back results included amusement park operator Six Flags and Turkish sovereign debt.

Respectfully,

John Addeo                 David Cole                 Matthew Ryan
Portfolio Manager          Portfolio Manager          Portfolio Manager

Note to Shareholders: Effective October 2006, David Cole became a co-manager of the portfolio with John Addeo and Matthew Ryan. He replaced Scott Richards.

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 1/31/07

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                      MFS High              Lehman Brothers
                      Yield Opportunites    U.S. High-Yield
                      Fund-Class A          Corporate Bond Index
                      ------------------    --------------------

              7/98         $ 9,525                $10,000
              1/99           8,625                  9,892
              1/00           9,846                  9,938
              1/01          10,170                 10,099
              1/02          10,139                  9,960
              1/03          10,438                 10,081
              1/04          13,156                 12,822
              1/05          14,338                 13,965
              1/06          15,133                 14,596
              1/07          16,933                 16,250

TOTAL RETURNS THROUGH 1/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr       Life (t)
-------------------------------------------------------------------------------
        A                 7/01/98              11.89%      10.80%       6.93%
-------------------------------------------------------------------------------
        B                 7/01/98              11.17%      10.11%       6.26%
-------------------------------------------------------------------------------
        C                 7/01/98              11.19%      10.07%       6.22%
-------------------------------------------------------------------------------
        I                 7/01/98              12.27%      11.18%       7.30%
-------------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark

-------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield
Corporate Bond Index (f)                       11.34%      10.29%       5.82%
-------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-------------------------------------------------------------------------------
        A                                       6.58%       9.73%       6.33%
With Initial Sales Charge (4.75%)
-------------------------------------------------------------------------------
        B                                       7.17%       9.84%       6.26%
With CDSC (Declining over six years
from 4% to 0%) (x)
-------------------------------------------------------------------------------
        C                                      10.19%      10.07%       6.22%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, July 1, 1998 through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2006 through January 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     8/01/06-
Class                       Ratio       8/01/06        1/31/07        1/31/07
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00      $1,086.50         $4.47
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00      $1,020.92         $4.33
--------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00      $1,082.90         $7.88
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.50%     $1,000.00      $1,017.64         $7.63
--------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00      $1,083.20         $7.88
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.50%     $1,000.00      $1,017.64         $7.63
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00      $1,088.30         $2.63
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00      $1,022.68         $2.55
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
1/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 84.3%
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                                         $ 3,200,000      $  3,464,000
DRS Technologies, Inc., 7.625%, 2018                                                                   2,415,000         2,457,232
Vought Aircraft Industry, Inc., 8%, 2011                                                                 790,000           758,400
                                                                                                                      ------------
                                                                                                                      $  6,679,632
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                               $   221,378      $    221,378
Continental Airlines, Inc., 6.748%, 2017                                                                 481,737           479,328
Continental Airlines, Inc., 8.307%, 2018                                                               1,070,289         1,113,100
Continental Airlines, Inc., 6.795%, 2018                                                               1,591,697         1,591,697
Continental Airlines, Inc., 7.566%, 2020                                                                 282,346           287,993
                                                                                                                      ------------
                                                                                                                      $  3,693,496
----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                      $ 3,255,000      $  3,515,400
Propex Fabrics, Inc., 10%, 2012                                                                        3,605,000         3,181,413
                                                                                                                      ------------
                                                                                                                      $  6,696,813
----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                                   $ 1,500,000      $  1,330,488
Arbor Realty Mortgage Securities, CDO, FRN, 7.6738%, 2038 (z)                                          1,427,291         1,443,134
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                                  1,025,662           908,193
Asset Securitization Corp., FRN, 8.637%, 2029 (z)                                                      2,300,000         2,464,105
Babson CLO Ltd., "D", FRN, 6.86%, 2018 (n)                                                             1,005,000         1,007,010
Crest Ltd., 7%, 2040 (n)                                                                                 993,500           991,910
Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                                    1,862,286           284,166
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1414%, 2030 (i)                              5,918,348           113,396
Morgan Stanley Capital I, Inc., FRN, 1.4055%, 2039 (i)(n)                                              4,926,790           286,882
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                                  1,775,000         1,475,735
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                                   3,250,000         2,863,250
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                                 1,813,000         1,504,790
                                                                                                                      ------------
                                                                                                                      $ 14,673,059
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 4.1%
----------------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014                                                       $   990,000      $    796,950
Ford Motor Credit Co., 5.8%, 2009                                                                      5,648,000         5,543,009
Ford Motor Credit Co., 9.75%, 2010 (n)                                                                 6,800,000         7,253,567
Ford Motor Credit Co., 8.625%, 2010                                                                    1,255,000         1,296,740
Ford Motor Credit Co., 7%, 2013                                                                        1,896,000         1,808,697
Ford Motor Credit Co., 8%, 2016                                                                        2,535,000         2,489,038
Ford Motor Credit Co., FRN, 8.11%, 2012                                                                1,615,000         1,621,638
General Motors Corp., 8.375%, 2033                                                                     7,104,000         6,686,640
Goodyear Tire & Rubber Co., 9%, 2015                                                                   3,565,000         3,841,288
                                                                                                                      ------------
                                                                                                                      $ 31,337,567
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.2%
----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                           $ 4,037,000      $  4,107,648
Barrington Broadcasting Group, 10.5%, 2014 (n)                                                         2,330,000         2,402,813
Clear Channel Communications, Inc., 5.5%, 2014                                                         3,350,000         2,962,184
EchoStar DBS Corp., 6.375%, 2011                                                                       1,585,000         1,571,131
Grupo Televisa S.A., 8.5%, 2032                                                                        1,368,000         1,671,834
Hughes Network Systems LLC, 9.5%, 2014                                                                 1,530,000         1,617,975
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                                   3,245,000         3,009,738
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (z)                                                          2,050,000         2,085,875
Intelsat Ltd., 9.25%, 2016 (n)                                                                         1,550,000         1,701,125
Intelsat Ltd., 11.25%, 2016 (n)                                                                        4,030,000         4,553,900
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                               1,745,000         1,413,450
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                     1,260,000         1,340,325
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                        3,370,000         3,504,800
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                      4,375,000         3,767,969
XM Satellite Radio, Inc., 9.75%, 2014                                                                  1,540,000         1,547,700
Young Broadcasting, Inc., 10%, 2011                                                                    3,160,000         3,112,600
                                                                                                                      ------------
                                                                                                                      $ 40,371,067
----------------------------------------------------------------------------------------------------------------------------------
Building - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Associated Materials, Inc., 0% to 2009, 11.25% to 2014                                               $ 1,390,000      $  1,018,175
Builders FirstSource, Inc., FRN, 9.6238%, 2012                                                           865,000           873,650
C10 Capital SPV Ltd., FRN, 6.722%, 2016 (n)                                                              515,000           511,730
Goodman Global Holdings, Inc., 7.875%, 2012                                                            1,230,000         1,236,150
Interface, Inc., 10.375%, 2010                                                                           864,000           954,720
Interface, Inc., 9.5%, 2014                                                                            1,055,000         1,123,575
Masonite Corp., 11%, 2015 (z)                                                                          3,906,000         3,857,175
Nortek Holdings, Inc., 8.5%, 2014                                                                      1,819,000         1,805,358
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                      9,558,000         7,025,130
Ply Gem Industries, Inc., 9%, 2012                                                                       860,000           774,000
                                                                                                                      ------------
                                                                                                                      $ 19,179,663
----------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                               $ 2,245,000      $  2,480,725
Northern Telecom Corp., 6.875%, 2023                                                                     695,000           611,600
SunGard Data Systems, Inc., 10.25%, 2015                                                               5,925,000         6,369,375
Xerox Corp., 7.625%, 2013                                                                              1,820,000         1,892,800
                                                                                                                      ------------
                                                                                                                      $ 11,354,500
----------------------------------------------------------------------------------------------------------------------------------
Cable TV - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (n)                                                                         $   344,000      $    352,170
CCH I Holdings LLC, 11%, 2015                                                                          6,762,000         6,981,765
CCH II Holdings LLC, 10.25%, 2010                                                                      3,830,000         3,978,413
CCO Holdings LLC, 8.75%, 2013                                                                          1,285,000         1,323,550
CSC Holdings, Inc., 6.75%, 2012 (n)                                                                    2,085,000         2,064,150
Kabel Deutschland GmbH, 10.625%, 2014                                                                  1,635,000         1,825,069
Mediacom LLC, 9.5%, 2013                                                                               5,195,000         5,350,850
NTL Cable PLC, 9.125%, 2016                                                                            3,569,000         3,774,218
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (n)                                             2,761,000         2,498,705
                                                                                                                      ------------
                                                                                                                      $ 28,148,890
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                            $ 3,619,000      $  3,148,530
Equistar Chemicals LP, 10.625%, 2011                                                                     230,000           243,800
Innophos, Inc., 8.875%, 2014                                                                           2,135,000         2,204,388
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                          4,981,000         4,047,063
Lyondell Chemical Co., 11.125%, 2012                                                                   1,405,000         1,512,131
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                 7,230,000         7,437,863
Mosaic Co., 7.625%, 2016 (n)                                                                           3,050,000         3,118,625
Nalco Co., 8.875%, 2013                                                                                2,670,000         2,833,538
Rockwood Specialties Group, Inc., 10.625%, 2011                                                            3,000             3,191
                                                                                                                      ------------
                                                                                                                      $ 24,549,129
----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                                $   950,000      $  1,035,500
----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
AAC Group Holding, Corp., 12.75%, 2012 (p)                                                           $ 2,870,701      $  3,125,476
Affinion Group, Inc., 11.5%, 2015                                                                      2,305,000         2,477,875
GEO Group, Inc., 8.25%, 2013                                                                           2,465,000         2,551,275
Jarden Corp., 9.75%, 2012                                                                              1,190,000         1,259,913
Playtex Products, Inc., 9.375%, 2011                                                                     630,000           653,625
Service Corp. International, 7.375%, 2014                                                              1,485,000         1,529,550
Service Corp. International, 7%, 2017                                                                  3,615,000         3,578,850
Spectrum Brands, Inc., 7.375%, 2015                                                                    2,325,000         2,028,563
Visant Holding Corp., 8.75%, 2013                                                                      3,350,000         3,517,500
Vitro S.A., 8.625%, 2012 (z)                                                                             204,000           206,040
Vitro S.A., 9.125%, 2017 (z)                                                                           1,680,000         1,696,800
                                                                                                                      ------------
                                                                                                                      $ 22,625,467
----------------------------------------------------------------------------------------------------------------------------------
Containers - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014 (n)                                                       $ 3,035,000      $  3,133,638
Graham Packaging Co. LP, 9.875%, 2014                                                                  4,070,000         4,192,100
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                      7,045,000         7,344,413
                                                                                                                      ------------
                                                                                                                      $ 14,670,151
----------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                               $ 2,995,000      $  2,837,763
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Avago Technologies, Inc., 11.875%, 2015 (z)                                                          $ 1,865,000      $  2,042,175
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                             1,075,000         1,109,938
NXP B.V./NXP Funding LLC, 9.5%, 2015 (z)                                                               2,000,000         2,067,500
Sensata Technologies B.V., 8% to 2014 (n)                                                              3,560,000         3,497,700
                                                                                                                      ------------
                                                                                                                      $  8,717,313
----------------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                                $   283,000      $    290,783
Gazprom International S.A., 7.201%, 2020                                                               3,754,000         3,899,655
Gazprom OAO, 9.625%, 2013                                                                              4,480,000         5,264,000
Gazprom OAO, 8.625%, 2034 (n)                                                                          1,975,000         2,474,675
Majapahit Holding B.V., 7.75%, 2016 (n)                                                                  309,000           323,678
National Power Corp., 6.875%, 2016 (n)                                                                   317,000           320,963
Pemex Project Funding Master Trust, 8.625%, 2022                                                       2,129,000         2,602,703
Pemex Project Funding Master Trust, 9.5%, 2027                                                         3,401,000         4,472,315
Petronas Capital Ltd., 7.875%, 2022                                                                      725,000           878,270
                                                                                                                      ------------
                                                                                                                      $ 20,527,042
----------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                              $   483,000      $    471,891
Federative Republic of Brazil, 8%, 2018                                                                4,263,000         4,712,747
Federative Republic of Brazil, 7.125%, 2037                                                            1,983,000         2,095,040
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                                   BRL 4,033,168         1,825,503
Republic of Argentina, 7%, 2013                                                                      $ 1,000,000           956,611
Republic of Argentina, 7%, 2015                                                                        1,951,000         1,814,972
Republic of Argentina, 8.28%, 2033                                                                     1,477,410         1,696,805
Republic of Argentina, FRN, 5.59%, 2012                                                                1,724,250         1,636,888
Republic of Argentina, FRN, 5.83%, 2033                                                            ARS 8,055,000         3,983,776
Republic of Bulgaria, 8.25%, 2015                                                                    $   348,000           407,508
Republic of Columbia, FRN, 7.175%, 2015                                                                  511,000           537,572
Republic of Columbia, 7.375%, 2037                                                                     1,141,000         1,209,460
Republic of El Salvador, 8.25%, 2032                                                                   1,475,000         1,753,038
Republic of El Salvador, 7.65%, 2035 (n)                                                                 386,000           431,741
Republic of Indonesia, 6.875%, 2017 (n)                                                                  370,000           387,575
Republic of Indonesia, CLN, FRN, 11%, 2025                                                             1,850,077         1,812,946
Republic of Panama, 6.7%, 2036                                                                           902,000           915,530
Republic of Peru, FRN, 5%, 2017                                                                        1,520,000         1,510,880
Republic of Philippines, 7.5%, 2024                                                                      930,000         1,010,213
Republic of Philippines, 9.5%, 2030                                                                      234,000           309,173
Republic of Philippines, 7.75%, 2031                                                                   1,405,000         1,577,113
Republic of Philippines, 6.375%, 2032                                                                    378,000           364,770
Republic of Turkey, 7.25%, 2015                                                                        1,249,000         1,289,593
Republic of Turkey, 7%, 2020                                                                             333,000           333,000
Republic of Turkey, 6.875%, 2036                                                                       2,042,000         1,932,243
Republic of Uruguay, 9.25%, 2017                                                                         420,000           505,680
Republic of Uruguay, 8%, 2022                                                                          1,882,000         2,098,430
Republic of Venezuela, 7%, 2018                                                                        4,080,000         4,049,400
Republic of Venezuela, 7.65%, 2025                                                                     2,892,000         3,007,680
Republic of Venezuela, 9.25%, 2027                                                                        86,000           105,565
Republica Orient Uruguay, 7.625%, 2036                                                                   236,000           253,110
Russian Federation, 3%, 2008                                                                           3,096,000         2,992,903
United Mexican States, 5.625%, 2017                                                                      284,000           280,308
United Mexican States, 8.3%, 2031                                                                      1,218,000         1,534,680
                                                                                                                      ------------
                                                                                                                      $ 49,804,344
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (z)                                                             $ 1,795,000      $  1,783,781
Chesapeake Energy Corp., 6.375%, 2015                                                                  4,485,000         4,350,450
Chesapeake Energy Corp., 6.875%, 2016                                                                  2,115,000         2,093,850
Hilcorp Energy I, 9%, 2016 (n)                                                                         2,425,000         2,570,500
Newfield Exploration Co., 6.625%, 2014                                                                 3,585,000         3,522,263
Quicksilver Resources, Inc., 7.125%, 2016                                                              3,735,000         3,632,288
Whiting Petroleum Corp., 7%, 2014                                                                      1,595,000         1,571,075
                                                                                                                      ------------
                                                                                                                      $ 19,524,207
----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                  $ 1,870,000      $  1,952,654
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                                  $ 1,916,000      $  1,920,790
AMC Entertainment, Inc., 11%, 2016                                                                     1,825,000         2,062,250
HRP Myrtle Beach Operations, FRN, 10.12%, 2012 (z)                                                     1,845,000         1,845,000
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                        2,585,000         2,197,250
Six Flags, Inc., 8.875%, 2010                                                                          2,125,000         2,114,375
                                                                                                                      ------------
                                                                                                                      $ 10,139,665
----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                        $ 5,000,000      $  5,074,335
General Motors Acceptance Corp., 6.75%, 2014                                                           8,130,000         8,248,787
                                                                                                                      ------------
                                                                                                                      $ 13,323,122
----------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (z)                                                                        $ 2,980,000      $  3,050,775
B&G Foods Holding Corp., 8%, 2011                                                                      1,525,000         1,540,250
Dole Foods Co., Inc., 8.875%, 2011                                                                     3,170,000         3,154,150
JBS S.A., 10.5%, 2016 (n)                                                                                264,000           285,780
Michael Foods, Inc., 8%, 2013                                                                          1,400,000         1,428,000
                                                                                                                      ------------
                                                                                                                      $  9,458,955
----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                                 $ 2,355,000      $  2,355,000
Jefferson Smurfit Corp., 8.25%, 2012                                                                   2,949,000         2,956,373
JSG Funding PLC, 7.75%, 2015                                                                           1,365,000         1,375,238
MDP Acquisitions PLC, 9.625%, 2012                                                                       755,000           802,188
Millar Western Forest Products Ltd., 7.75%, 2013                                                       1,735,000         1,609,213
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                             1,185,000         1,244,250
                                                                                                                      ------------
                                                                                                                      $ 10,342,262
----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.6%
----------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                                 $ 4,690,000      $  5,018,300
Grupo Posadas S.A. de C.V., 8.75%, 2011 (n)                                                              253,000           264,385
Harrah's Entertainment, Inc., 5.75%, 2017                                                             11,205,000         9,511,342
Majestic Star Casino LLC, 9.75%, 2011                                                                  2,720,000         2,584,000
Mandalay Resort Group, 9.375%, 2010                                                                    1,000,000         1,066,250
MGM Mirage, Inc., 8.375%, 2011                                                                         2,280,000         2,396,850
MGM Mirage, Inc., 5.875%, 2014                                                                         1,975,000         1,831,813
MTR Gaming Group, Inc., 9%, 2012                                                                         970,000         1,001,525
NCL Corp. Ltd., 10.625%, 2014                                                                          2,140,000         2,177,450
Pinnacle Entertainment, Inc., 8.25%, 2012                                                              1,950,000         1,996,313
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                            2,135,000         2,343,163
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                                1,600,000         1,652,000
Station Casinos, Inc., 6.5%, 2014                                                                      5,710,000         5,196,100
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                                 1,770,000         1,752,300
Wimar Opco LLC, 9.625%, 2014 (n)                                                                       1,710,000         1,699,313
Wynn Las Vegas LLC, 6.625%, 2014                                                                       2,750,000         2,722,500
                                                                                                                      ------------
                                                                                                                      $ 43,213,604
----------------------------------------------------------------------------------------------------------------------------------
Industrial - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                                                            $ 1,365,000      $  1,462,256
Blount, Inc., 8.875%, 2012                                                                             2,415,000         2,487,450
Education Management LLC, 10.25%, 2016                                                                 3,480,000         3,741,000
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                      3,545,000         3,717,819
Knowledge Learning Corp., 7.75%, 2015 (z)                                                                815,000           792,588
                                                                                                                      ------------
                                                                                                                      $ 12,201,113
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                              $ 1,115,000      $  1,141,481
Case New Holland, Inc., 9.25%, 2011                                                                    1,415,000         1,499,900
Case New Holland, Inc., 7.125%, 2014                                                                   2,315,000         2,372,875
                                                                                                                      ------------
                                                                                                                      $  5,014,256
----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                                         $ 3,260,000      $  3,390,400
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                       3,235,000         2,579,913
DaVita, Inc., 6.625%, 2013                                                                               860,000           855,700
DaVita, Inc., 7.25%, 2015                                                                              5,645,000         5,715,563
Hanger Orthopedic Group, 10.25%, 2014                                                                  1,845,000         1,941,863
HCA, Inc., 6.375%, 2015                                                                                5,870,000         4,989,500
HCA, Inc., 9.25%, 2016 (n)                                                                             8,115,000         8,622,188
HealthSouth Corp., 10.75%, 2016 (n)                                                                    4,310,000         4,735,613
Omnicare, Inc., 6.875%, 2015                                                                           3,130,000         3,090,875
Psychiatric Solutions, Inc., 7.75%, 2015                                                               1,635,000         1,630,913
Select Medical Corp., 7.625%, 2015                                                                     1,830,000         1,637,850
Tenet Healthcare Corp., 9.25%, 2015                                                                    3,825,000         3,815,438
U.S. Oncology, Inc., 10.75%, 2014                                                                      3,040,000         3,374,400
Vanguard Health Holding II, 9%, 2014                                                                   2,820,000         2,886,975
                                                                                                                      ------------
                                                                                                                      $ 49,267,191
----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (z)                                                                  $ 2,155,000      $  2,176,550
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc., 10%, 2016 (n)                                                            $ 1,550,000      $  1,606,188
Arch Western Finance LLC, 6.75%, 2013                                                                  1,670,000         1,649,125
Chaparral Steel Co., 10%, 2013                                                                         1,725,000         1,923,375
FMG Finance Ltd., 10.625%, 2016 (n)                                                                    5,860,000         6,460,650
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                                1,540,000         1,597,750
Massey Energy Co., 6.875%, 2013                                                                        4,105,000         3,797,125
Peabody Energy Corp., 5.875%, 2016                                                                     2,290,000         2,175,500
Peabody Energy Corp., 7.375%, 2016                                                                     1,635,000         1,704,488
Peabody Energy Corp., "B", 6.875%, 2013                                                                  950,000           954,750
PNA Group, Inc., 10.75%, 2016 (n)                                                                      2,930,000         3,061,850
                                                                                                                      ------------
                                                                                                                      $ 24,930,801
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                       $   210,000      $    219,892
Atlas Pipeline Partners LP, 8.125%, 2015                                                               2,280,000         2,348,400
Colorado Interstate Gas Co., 5.95%, 2015                                                                 940,000           923,715
El Paso Energy Corp., 7%, 2011                                                                         2,965,000         3,039,125
El Paso Energy Corp., 7.75%, 2013                                                                        730,000           755,550
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                      3,530,000         3,671,200
Intergas Finance B.V., 6.875%, 2011 (n)                                                                1,337,000         1,371,762
Williams Cos., Inc., 7.125%, 2011                                                                      1,060,000         1,099,750
                                                                                                                      ------------
                                                                                                                      $ 13,429,394
----------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                                  $ 2,820,000      $  2,890,500
Global Crossing UK Finance, 10.75%, 2014                                                                 770,000           833,525
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                     1,280,000         1,318,400
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                        1,270,000         1,365,250
Qwest Capital Funding, Inc., 7.25%, 2011                                                               2,015,000         2,065,375
Qwest Corp., 7.875%, 2011                                                                              1,400,000         1,487,500
Qwest Corp., 8.875%, 2012                                                                              1,370,000         1,520,700
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                        2,615,000         2,801,319
Windstream Corp., 8.625%, 2016                                                                         3,190,000         3,481,088
                                                                                                                      ------------
                                                                                                                      $ 17,763,657
----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                            $ 1,870,000      $  1,813,900
GulfMark Offshore, Inc., 7.75%, 2014                                                                   1,000,000         1,010,000
Hanover Compressor Co., 9%, 2014                                                                       1,120,000         1,192,800
                                                                                                                      ------------
                                                                                                                      $  4,016,700
----------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012                                                                            $ 1,111,000      $  1,131,442
Banco BMG S.A., 9.15%, 2016 (n)                                                                        1,115,000         1,151,238
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                                                          522,000           514,764
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                      1,136,000         1,201,320
CenterCredit International B.V., 8.625%, 2014 (n)                                                      1,883,000         1,844,210
ICICI Bank Ltd., FRN, 6.375%, 2022 (z)                                                                   331,000           328,446
ICICI Bank Ltd., FRN, 7.25%, 2049 (n)                                                                    263,000           270,331
Kazkommerts International B.V., 8%, 2015 (n)                                                             262,000           265,458
Kazkommerts International B.V., 8%, 2015                                                                 735,000           744,702
RSHB Capital S.A., 7.175%, 2013 (n)                                                                      212,000           220,692
Russian Standard Finance S.A., 8.125%, 2008 (n)                                                          869,000           872,911
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                            108,000           104,868
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                          643,000           643,000
T2 Capital Finance Co. S.A., FRN, 6.95%, 2017 (z)                                                      1,920,000         1,920,000
Turanalem Finance B.V., 8.25%, 2037 (z)                                                                  665,000           673,313
VTB Capital S.A., 7.5%, 2011                                                                           1,066,000         1,127,455
                                                                                                                      ------------
                                                                                                                      $ 13,014,150
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                   $ 4,036,000      $  4,167,170
----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                        $ 3,315,000      $  3,182,400
Dex Media West LLC, 9.875%, 2013                                                                         610,000           663,375
Dex Media, Inc., 0% to 2008, 9% to 2013                                                                3,250,000         2,949,375
Dex Media, Inc., 0% to 2008, 9% to 2013                                                                2,465,000         2,236,988
Idearc, Inc., 8%, 2016 (n)                                                                             6,090,000         6,188,963
MediaNews Group, Inc., 6.875%, 2013                                                                    1,695,000         1,542,450
R.H. Donnelley Corp., 8.875%, 2016                                                                     2,460,000         2,576,850
                                                                                                                      ------------
                                                                                                                      $ 19,340,401
----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                       $   665,000      $    709,888
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                              $ 1,030,000      $  1,095,663
El Pollo Loco, Inc., 11.75%, 2013                                                                      1,365,000         1,481,025
                                                                                                                      ------------
                                                                                                                      $  2,576,688
----------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                    $ 1,935,000      $  1,915,650
Couche-Tard, Inc., 7.5%, 2013                                                                          1,430,000         1,455,025
Eye Care Centers of America, 10.75%, 2015                                                              1,105,000         1,225,169
General Nutrition Center, 8.5%, 2010                                                                   2,785,000         2,889,438
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                             1,310,000         1,375,500
Mothers Work, Inc., 11.25%, 2010                                                                       1,024,000         1,075,200
Neiman Marcus Group, Inc., 9%, 2015                                                                    1,835,000         2,009,325
Neiman Marcus Group, Inc., 10.375%, 2015                                                               1,000,000         1,117,500
                                                                                                                      ------------
                                                                                                                      $ 13,062,807
----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                         $ 2,140,000      $  2,263,050
Michaels Stores, Inc., 11.375%, 2016 (n)                                                               2,170,000         2,343,600
Payless ShoeSource, Inc., 8.25%, 2013                                                                  1,155,000         1,204,088
                                                                                                                      ------------
                                                                                                                      $  5,810,738
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                           $ 1,900,000      $  2,037,750
Centennial Communications Corp., 10.125%, 2013                                                         1,305,000         1,407,769
Excelcomindo Finance Co. B.V., 8%, 2009                                                                  211,000           215,220
Pakistan Mobile Communications, 8.625%, 2013 (n)                                                         265,000           276,925
Rogers Wireless, Inc., 6.375%, 2014                                                                    1,295,000         1,296,619
Rogers Wireless, Inc., 7.5%, 2015                                                                        570,000           612,750
Rural Cellular Corp., 9.75%, 2010                                                                      2,113,000         2,171,108
Rural Cellular Corp., 9.875%, 2010                                                                       100,000           106,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                        3,270,000         3,768,675
                                                                                                                      ------------
                                                                                                                      $ 11,892,816
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015                                                                  $ 2,735,000      $  2,835,093
----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                                       $   346,000      $    224,900
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                     1,419,000         1,438,182
                                                                                                                      ------------
                                                                                                                      $  1,663,082
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                            $ 3,615,000      $  3,840,938
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                                            $   123,000      $    134,870
Edison Mission Energy, 7.75%, 2016                                                                     1,725,000         1,824,188
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                       145,000           163,191
Enersis S.A., 7.375%, 2014                                                                             1,693,000         1,816,205
ISA Capital do Brasil S.A., 7.875%, 2012 (z)                                                             754,000           767,195
ISA Capital do Brasil S.A., 8.8%, 2017 (z)                                                             1,530,000         1,573,605
Midwest Generation LLC, 8.75%, 2034                                                                    2,150,000         2,322,000
Mirant North American LLC, 7.375%, 2013                                                                3,000,000         3,060,000
Mission Energy Holding Co., 13.5%, 2008                                                                1,485,000         1,627,931
NGC Corp. Capital Trust, 8.316%, 2027                                                                  1,975,000         1,876,250
NRG Energy, Inc., 7.375%, 2016                                                                         6,550,000         6,558,188
NRG Energy, Inc., 7.375%, 2017                                                                         4,110,000         4,110,000
Reliant Energy, Inc., 6.75%, 2014                                                                      2,120,000         2,088,200
Reliant Resources, Inc., 9.25%, 2010                                                                   1,410,000         1,480,500
                                                                                                                      ------------
                                                                                                                      $ 29,402,323
----------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $626,566,894)                                                                           $651,971,621
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (a)                                                                                       153,300      $  3,205,503
Nalco Holding Co. (a)                                                                                     73,400         1,687,466
                                                                                                                      ------------
                                                                                                                      $  4,892,969
----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                                                  33,200      $    732,724
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   35,000      $  1,036,350
Foundation Coal Holdings, Inc.                                                                            51,540         1,715,251
                                                                                                                      ------------
                                                                                                                      $  2,751,601
----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                   28,000      $    641,480
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                                 50,500      $  1,171,095
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                                   29      $          0
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                                   40,712      $    880,193
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Williams Co., Inc.                                                                                        50,700      $  1,368,393
----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                         144,900      $  2,156,112
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $13,120,909)                                                                    $ 14,594,567
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 3.7% (g)(r)
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                             $ 5,161,823      $  5,224,501
General Motors Corp., Term Loan B, 7.745%, 2013                                                          990,232         1,001,217
Mark IV Industries, Inc., Second Lien Term Loan, 11.119%, 2011 (o)                                     3,190,622         3,209,233
                                                                                                                      ------------
                                                                                                                      $  9,434,951
----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                          $   878,788      $    892,702
Altivity Packaging LLC, Second Lien Term Loan, 10.3256%, 2013                                          2,746,212         2,789,694
                                                                                                                      ------------
                                                                                                                      $  3,682,396
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 10.6138%, 2013                                               $ 2,325,416      $  2,329,776
----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.36%, 2012                                                           $ 2,723,833      $  2,737,453
----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 8.1138%, 2013                                                                $ 2,741,113      $  2,765,309
----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.33%, 2014                                                               $ 5,902,288      $  5,945,633
----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.125%, 2013                                                       $ 1,561,036      $  1,572,549
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $28,267,742)                                                              $ 28,468,067
----------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% (a)                                                                         173      $  1,306,150
Spanish Broadcasting Systems, Inc., "B", 10.75%                                                            1,975         2,152,750
                                                                                                                      ------------
                                                                                                                      $  3,458,900
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                                    1,375      $     34,925
----------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $3,532,586)                                                                  $  3,493,825
----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                                             STRIKE        FIRST
                                                                              PRICE     EXERCISE
----------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, GDP-Linked Security, expires 2035
(Identified Cost, $1,081,735)                                                   N/A          N/A      12,224,000      $  1,672,243
----------------------------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 4.25%, 2036 (Identified Cost, $3,490,000)                                            $ 3,490,000      $  3,961,150
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.9%
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.27% dated 1/31/07, due 2/01/07, total to be received $53,580,842 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in a
jointly traded account)                                                                              $53,573,000      $ 53,573,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $729,632,866) (k)                                                                 $757,734,473
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.0%                                                                                   15,448,150
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $773,182,623
----------------------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT 1/31/07:
                                                                                                    UNREALIZED
                                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                                       CONTRACTS          VALUE            DATE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                            132          $14,536,500        Mar-07         $(439,740)

SWAP AGREEMENTS AT 1/31/07
                                                                                                        UNREALIZED
                              NOTIONAL                             CASH FLOWS         CASH FLOWS       APPRECIATION
EXPIRATION                     AMOUNT           COUNTERPARTY       TO RECEIVE           TO PAY        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12                    USD 2,300,000       Goldman Sachs           (1)        3.34% (fixed rate)      $28,975

(1) Fund to receive notional amount upon a defined credit default event by Abitibi Consolidated Inc.,
    8.375%, 4/01/15.

At  January 31, 2007, the fund has sufficient cash and/or securities to cover any commitments under these derivative contracts.

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $636,617,052 and 84.02% of market value. An independent pricing service provided an evaluated bid for 81.62% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $121,593,412, representing
    15.73% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                            CURRENT
                                                    ACQUISITION          ACQUISITION         MARKET       TOTAL % OF
RESTRICTED SECURITIES                                   DATE                 COST            VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011              8/8/03-7/20/04        $1,400,894       $1,462,256
Anthracite Ltd., CDO, 6%, 2037                        5/14/02               968,128        1,330,488
ARAMARK Corp., 8.5%, 2015                         1/17/07-1/26/07         3,018,425        3,050,775
Arbor Realty Mortgage Securities, CDO, FRN,
7.6738%, 2038                                         12/20/05            1,427,291        1,443,134
Asset Securitization Corp., FRN,
8.637%, 2029                                          1/25/05             1,985,098        2,464,105
Avago Technologies, Inc., 11.875%, 2015           1/18/07-1/23/07         2,031,300        2,042,175
Chaparral Energy, Inc., 8.875%, 2017              1/10/07-1/18/07         1,784,398        1,783,781
Cooper Cos., Inc., 7.125%, 2015                       1/26/07             2,155,000        2,176,550
Falcon Franchise Loan LLC, FRN,
3.797%, 2025                                          1/29/03               272,219          284,166
Federative Republic of Brazil, CLN, 6%, 2009          6/16/06             1,627,619        1,825,503
Griffin Coal Mining Co., 9.5%, 2016                   11/10/06            1,540,000        1,597,750
HRP Myrtle Beach Operations, FRN, 10.12%, 2012        3/23/06             1,845,000        1,845,000
ICICI Bank Ltd., FRN, 6.375%, 2022                     1/9/07               330,225          328,446
Intelsat Bermuda Ltd., 8.8719%, 2015                   1/9/07             2,050,000        2,085,875
ISA Capital do Brasil S.A., 7.875%, 2012              1/19/07               760,500          767,195
ISA Capital do Brasil S.A., 8.8%, 2017                1/19/07             1,552,424        1,573,605
Knowledge Learning Corp., 7.75%, 2015                 1/28/05               815,000          792,588
Masonite Corp., 11%, 2015                          11/7/06-1/5/07         3,608,030        3,857,175
NXP B.V./NXP Funding LLC, 9.5%, 2015                  12/20/06            2,075,000        2,067,500
Peru Enhanced Pass-Through Trust, 0%, 2018            12/14/06              222,552          224,900
Preferred Term Securities XII Ltd., 9.8%, 2033         1/7/05             1,863,750        1,475,735
Preferred Term Securities XVI Ltd., 14%, 2035     12/8/04-1/25/05         3,274,750        2,863,250
Preferred Term Securities XVII Ltd., 9.3%, 2035        3/9/05             1,813,000        1,504,790
T2 Capital Finance Co. S.A., FRN, 6.95%, 2017         1/26/07             1,920,000        1,920,000
Turanalem Finance B.V., 8.25%, 2037                   1/11/07               659,447          673,313
Vitro S.A., 8.625%, 2012                              1/25/07               201,976          206,040
Vitro S.A., 9.125%, 2017                              1/25/07             1,686,296        1,696,800
--------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                              $43,342,895         5.6%
                                                                                         ---------------------------

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
CLN     Credit-Linked Note
CLO     Collateralized Loan Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS     Argentine Peso
BRL     Brazilian Real

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 1/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $729,632,866)               $757,734,473
Cash                                                                   6,504,223
Foreign currency, at value (identified cost, $50,769)                     50,279
Receivable for daily variation margin on open futures contracts           82,500
Receivable for investments sold                                        7,472,873
Receivable for fund shares sold                                        3,979,736
Interest and dividends receivable                                     12,962,191
Receivable from investment adviser                                       278,384
Unrealized appreciation on credit default swaps                           28,975
Other assets                                                              14,691
------------------------------------------------------------------------------------------------------
Total assets                                                                              $789,108,325
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                 $1,636,327
Payable for investments purchased                                     11,602,720
Payable for fund shares reacquired                                     2,384,012
Payable to affiliates
  Management fee                                                          21,107
  Shareholder servicing costs                                             37,540
  Distribution and service fees                                           21,807
  Administrative services fee                                                786
Payable for independent trustees' compensation                            11,136
Accrued expenses and other liabilities                                   210,267
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $15,925,702
------------------------------------------------------------------------------------------------------
Net assets                                                                                $773,182,623
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $746,736,732
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           27,690,622
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                   (931,418)
Accumulated distributions in excess of net investment income            (313,313)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $773,182,623
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  100,910,233
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $488,672,898
  Shares outstanding                                                  63,807,419
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $7.66
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $8.04
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $124,393,158
  Shares outstanding                                                  16,190,864
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.68
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $103,873,388
  Shares outstanding                                                  13,592,228
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.64
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $56,243,179
  Shares outstanding                                                   7,319,722
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $7.68
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 1/31/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $54,333,525
  Dividends                                                             1,025,142
  Foreign taxes withheld                                                  (10,343)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $55,348,324
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $4,295,312
  Distribution and service fees                                         3,559,237
  Shareholder servicing costs                                           1,041,540
  Administrative services fee                                             121,051
  Independent trustees' compensation                                       23,137
  Custodian fee                                                           261,583
  Shareholder communications                                              100,066
  Auditing fees                                                            54,455
  Legal fees                                                               15,186
  Miscellaneous                                                           178,648
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $9,650,215
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (93,348)
  Reduction of expenses by investment adviser                          (2,787,334)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $6,769,533
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $48,578,791
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $8,906,014
  Futures contracts                                                       242,451
  Swap transactions                                                       (92,711)
  Foreign currency transactions                                          (405,516)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $8,650,238
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $17,885,715
  Futures contracts                                                      (439,740)
  Swap transactions                                                        28,975
  Translation of assets and liabilities in foreign currencies             362,314
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $17,837,264
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $26,487,502
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $75,066,293
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 1/31
                                                                  ------------------------------------
                                                                         2007                     2006

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $48,578,791              $41,228,928
Net realized gain (loss) on investments and foreign
currency transactions                                               8,650,238                 (924,077)
Net unrealized gain (loss) on investments and foreign
currency translation                                               17,837,264              (12,053,593)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $75,066,293              $28,251,258
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(30,978,000)            $(23,525,662)
  Class B                                                          (8,758,040)              (9,717,570)
  Class C                                                          (6,910,379)              (6,882,339)
  Class I                                                          (4,015,222)              (3,324,412)

From net realized gain on investments and foreign
currency transactions
  Class A                                                                  --               (1,564,390)
  Class B                                                                  --                 (753,548)
  Class C                                                                  --                 (531,169)
  Class I                                                                  --                 (217,849)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(50,661,641)            $(46,516,939)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $145,046,575              $56,692,052
------------------------------------------------------------------------------------------------------
Redemption fees                                                       $12,674                  $26,360
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $169,463,901              $38,452,731
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            603,718,722              565,265,991
At end of period (including accumulated distributions in
excess of net investment income of $313,313 and undistributed
net investment income of $270,429, respectively)                 $773,182,623             $603,718,722
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                       YEARS ENDED 1/31
                                                  ----------------------------------------------------------------------------
                                                     2007             2006             2005             2004              2003
Net asset value, beginning of period                $7.40            $7.63            $7.65            $6.61             $7.08
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.56            $0.56            $0.57            $0.60             $0.62
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.28            (0.16)            0.08             1.05             (0.43)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.84            $0.40            $0.65            $1.65             $0.19
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.58)          $(0.59)          $(0.59)          $(0.61)           $(0.66)
From net realized gain on investments and
foreign currency transactions                          --            (0.04)           (0.08)              --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.58)          $(0.63)          $(0.67)          $(0.61)           $(0.66)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)         $0.00(w)           $--               $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.66            $7.40            $7.63            $7.65             $6.61
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          11.89             5.55             8.98            26.04              2.95
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.27             1.29             1.29             1.34              1.37
Expenses after expense reductions (f)                0.85             0.85             0.87             1.01              1.01
Net investment income                                7.53             7.51             7.62             8.21              9.35
Portfolio turnover                                     85               66               69               98               104
Net assets at end of period (000 Omitted)        $488,673         $338,568         $278,886         $150,334           $70,892
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                      YEARS ENDED 1/31
                                                  ---------------------------------------------------------------------------
                                                     2007             2006             2005             2004             2003
Net asset value, beginning of period                $7.42            $7.65            $7.67            $6.63            $7.09
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.52            $0.51            $0.53            $0.55            $0.58
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.28            (0.16)            0.07             1.06            (0.43)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.80            $0.35            $0.60            $1.61            $0.15
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.54)          $(0.54)          $(0.54)          $(0.57)          $(0.61)
From net realized gain on investments and
foreign currency transactions                          --            (0.04)           (0.08)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.54)          $(0.58)          $(0.62)          $(0.57)          $(0.61)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.68            $7.42            $7.65            $7.67            $6.63
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          11.17             4.87             8.28            25.19             2.43
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.92             1.94             1.94             1.99             2.02
Expenses after expense reductions (f)                1.50             1.50             1.52             1.66             1.66
Net investment income                                6.91             6.88             7.03             7.61             8.75
Portfolio turnover                                     85               66               69               98              104
Net assets at end of period (000 Omitted)        $124,393         $125,667         $151,711         $140,348          $72,321
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                      YEARS ENDED 1/31
                                                  ---------------------------------------------------------------------------
                                                     2007             2006             2005             2004             2003
Net asset value, beginning of period                $7.38            $7.61            $7.63            $6.60            $7.07
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.51            $0.51            $0.52            $0.54            $0.57
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.28            (0.16)            0.08             1.06            (0.43)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.79            $0.35            $0.60            $1.60            $0.14
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.53)          $(0.54)          $(0.54)          $(0.57)          $(0.61)
From net realized gain on investments and
foreign currency transactions                          --            (0.04)           (0.08)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.53)          $(0.58)          $(0.62)          $(0.57)          $(0.61)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.64            $7.38            $7.61            $7.63            $6.60
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          11.19             4.86             8.28            25.10             2.29
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.92             1.94             1.94             1.99             2.02
Expenses after expense reductions (f)                1.50             1.50             1.52             1.66             1.66
Net investment income                                6.90             6.88             7.01             7.56             8.67
Portfolio turnover                                     85               66               69               98              104
Net assets at end of period (000 Omitted)        $103,873          $92,613         $101,113          $84,643          $38,130
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 1/31
                                                       ----------------------------------------------------------------------
                                                         2007            2006            2005            2004            2003

Net asset value, beginning of period                    $7.42           $7.65           $7.68           $6.64           $7.10
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.59           $0.59           $0.55           $0.63           $0.64
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.28           (0.16)           0.12            1.05           (0.42)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.87           $0.43           $0.67           $1.68           $0.22
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.61)         $(0.62)         $(0.62)         $(0.64)         $(0.68)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                      --           (0.04)          (0.08)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.61)         $(0.66)         $(0.70)         $(0.64)         $(0.68)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)            $0.00(w)        $0.00(w)        $0.00(w)          $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.68           $7.42           $7.65           $7.68           $6.64
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 12.27            5.92            9.23           26.41            3.45
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.92            0.94            0.93            0.99            1.02
Expenses after expense reductions (f)                    0.50            0.50            0.51            0.66            0.66
Net investment income                                    7.89            7.86            7.75            8.66            9.76
Portfolio turnover                                         85              66              69              98             104
Net assets at end of period (000 Omitted)             $56,243         $46,871         $33,556          $3,434          $2,508
-----------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

CREDIT DEFAULT SWAPS - In a credit default swap, one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

HYBRID INSTRUMENTS - The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before
April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. Effective December 1, 2006, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended January 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                              1/31/07        1/31/06

          Ordinary income (including any
          short-term capital gains)       $50,661,641    $45,471,541
          Long-term capital gain                   --      1,045,398
          ----------------------------------------------------------
          Total distributions             $50,661,641    $46,516,939

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 1/31/07
          Cost of investments                           $731,879,975
          ----------------------------------------------------------
          Gross appreciation                             $29,851,318
          Gross depreciation                              (3,996,820)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $25,854,498
          Undistributed ordinary income                    4,943,153
          Undistributed long-term capital gain               200,636
          Other temporary differences                     (4,552,396)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2007, this waiver amounted to $991,226 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. This written agreement will continue through May 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended January 31, 2007, this reduction amounted to $1,792,487 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $175,741 for the year ended January 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%          $1,377,363
Class B                             0.75%              0.25%              1.00%             1.00%           1,220,219
Class C                             0.75%              0.25%              1.00%             1.00%             961,655
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $3,559,237

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    January 31, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                       $582
              Class B                                   $239,678
              Class C                                    $14,820

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2007, the fee was $593,914, which equated to 0.0898% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the year ended January 31, 2007, the sub-accounting fee for SRS was $2,705, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the year ended January 31, 2007, these out-of-pocket and sub-accounting costs amounted to $129,832. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended January 31, 2007 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, retirement benefit deferral plan for certain independent trustees which resulted in an expense of $944. This amount is included in independent trustees' compensation for the year ended January 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees amounted to $8,881 at January 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2007, the fee paid to Tarantino LLC was $4,304. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,621, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $641,763,551 and $528,126,809, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   YEAR ENDED                         YEAR ENDED
                                                    1/31/07                            1/31/06
                                            SHARES           AMOUNT            SHARES            AMOUNT
Shares sold
  Class A                                  30,524,426      $228,027,783        23,977,257      $178,646,326
  Class B                                   3,406,685        25,477,273         3,145,326        23,481,984
  Class C                                   4,014,845        29,944,983         3,023,579        22,507,817
  Class I                                   2,522,708        18,976,883         2,796,435        20,868,063
------------------------------------------------------------------------------------------------------------
                                           40,468,664      $302,426,922        32,942,597      $245,504,190

Shares issued to shareholders in
reinvestment of distributions
  Class A                                   2,967,916       $22,199,143         2,333,406       $17,291,324
  Class B                                     638,792         4,787,667           769,335         5,723,400
  Class C                                     486,261         3,625,246           506,375         3,745,237
  Class I                                      44,043           330,585            40,352           299,617
------------------------------------------------------------------------------------------------------------
                                            4,137,012       $30,942,641         3,649,468       $27,059,578

Shares reacquired
  Class A                                 (15,461,629)    $(115,162,433)      (17,086,602)    $(126,841,975)
  Class B                                  (4,793,839)      (35,756,027)       (6,802,691)      (50,722,310)
  Class C                                  (3,458,037)      (25,737,214)       (4,263,101)      (31,585,150)
  Class I                                  (1,563,868)      (11,667,314)         (903,916)       (6,722,281)
------------------------------------------------------------------------------------------------------------
                                          (25,277,373)    $(188,322,988)      (29,056,310)    $(215,871,716)

Net change
  Class A                                  18,030,713      $135,064,493         9,224,061       $69,095,675
  Class B                                    (748,362)       (5,491,087)       (2,888,030)      (21,516,926)
  Class C                                   1,043,069         7,833,015          (733,147)       (5,332,096)
  Class I                                   1,002,883         7,640,154         1,932,871        14,445,399
------------------------------------------------------------------------------------------------------------
                                           19,328,303      $145,046,575         7,535,755       $56,692,052

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended January 31, 2007, the fund's commitment fee and interest expense were $3,804 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Yield Opportunities Fund (one of the portfolios comprising MFS Series Trust III) (the "Trust") as of January 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Yield Opportunities Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 13, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                              PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD         TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND                 SINCE(h)              OTHER DIRECTORSHIPS(j)
-------------------           ----------------         ---------------      ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee                February 2004       Massachusetts Financial Services
(born 10/20/63)                                                             Company, Chief Executive Officer,
                                                                            President, Chief Investment
                                                                            Officer and Director

Robert C. Pozen(k)               Trustee                February 2004       Massachusetts Financial Services
(born 8/08/46)                                                              Company, Chairman (since February
                                                                            2004); MIT Sloan School (education),
                                                                            Senior Lecturer (since 2006);
                                                                            Secretary of Economic Affairs, The
                                                                            Commonwealth of Massachusetts
                                                                            (January 2002 to December 2002);
                                                                            Fidelity Investments, Vice Chairman
                                                                            (June 2000 to December 2001);
                                                                            Fidelity Management & Research
                                                                            Company (investment adviser),
                                                                            President (March 1997 to July 2001);
                                                                            Bell Canada Enterprises
                                                                            (telecommunications), Director;
                                                                            Medtronic, Inc. (medical
                                                                            technology), Director; Telesat
                                                                            (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair      February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                                Enterprises (diversified services
                                                                            company), Chairman, Trustee and
                                                                            Chief Executive Officer (until
                                                                            November 2000)

Robert E. Butler(n)              Trustee                January 2006        Consultant - regulatory and
(born 11/29/41)                                                             compliance matters (since July
                                                                            2002); PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (November 2000 until June
                                                                            2002)

Lawrence H. Cohn, M.D.           Trustee                August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                              Chief of Cardiac Surgery (2005);
                                                                            Harvard Medical School, Professor
                                                                            of Cardiac Surgery; Physician
                                                                            Director of Medical Device
                                                                            Technology for Partners HealthCare

David H. Gunning                 Trustee                January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                              products and service provider),
                                                                            Vice Chairman/Director (since April
                                                                            2001); Portman Limited (mining),
                                                                            Director (since 2005); Encinitos
                                                                            Ventures (private investment
                                                                            company), Principal (1997 to April
                                                                            2001); Lincoln Electric Holdings,
                                                                            Inc. (welding equipment
                                                                            manufacturer), Director

William R. Gutow                 Trustee                December 1993       Private investor and real estate
(born 9/27/41)                                                              consultant; Capitol Entertainment
                                                                            Management Company (video
                                                                            franchise), Vice Chairman;
                                                                            Atlantic Coast Tan (tanning
                                                                            salons), Vice Chairman (since
                                                                            2002)

Michael Hegarty                  Trustee                December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                             services and insurance), Vice
                                                                            Chairman and Chief Operating
                                                                            Officer (until May 2001); The
                                                                            Equitable Life Assurance Society
                                                                            (insurance), President and Chief
                                                                            Operating Officer (until May 2001)

Lawrence T. Perera               Trustee                July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                              Partner

J. Dale Sherratt                 Trustee                August 1993         Insight Resources, Inc.
(born 9/23/38)                                                              (acquisition planning
                                                                            specialists), President; Wellfleet
                                                                            Investments (investor in health care
                                                                            companies), Managing General Partner
                                                                            (since 1993); Cambridge
                                                                            Nutraceuticals (professional
                                                                            nutritional products), Chief
                                                                            Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee                March 2005          Private investor; Prism Venture
(born 8/05/57)                                                              Partners (venture capital), Co-
                                                                            founder and General Partner (until
                                                                            June 2004); St. Paul Travelers
                                                                            Companies (commercial property
                                                                            liability insurance), Director

Robert W. Uek                    Trustee                January 2006        Retired (since 1999);
(born 5/18/41)                                                              PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (until 1999); Consultant to
                                                                            investment company industry (since
                                                                            2000); TT International Funds
                                                                            (mutual fund complex), Trustee (2000
                                                                            until 2005); Hillview Investment
                                                                            Trust II Funds (mutual fund
                                                                            complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President              November 2005       Massachusetts Financial Services
(born 12/01/58)                                                             Company, Executive Vice President
                                                                            and Chief Regulatory Officer
                                                                            (since March 2004); Fidelity
                                                                            Management & Research Company,
                                                                            Vice President (prior to March
                                                                            2004); Fidelity Group of Funds,
                                                                            President and Treasurer (prior to
                                                                            March 2004)

Tracy Atkinson(k)                Treasurer              September 2005      Massachusetts Financial Services
(born 12/30/64)                                                             Company, Senior Vice President
                                                                            (since September 2004);
                                                                            PricewaterhouseCoopers LLP,
                                                                            Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary    July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since April 2003);
                                                                            Kirkpatrick & Lockhart LLP (law
                                                                            firm), Associate (prior to April
                                                                            2003)

Ethan D. Corey(k)                Assistant Secretary    July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                        Company, Special Counsel (since
                                                                            December 2004); Dechert LLP (law
                                                                            firm), Counsel (prior to December
                                                                            2004)

David L. DiLorenzo(k)            Assistant Treasurer    July 2005           Massachusetts Financial Services
(born 8/10/68)                                                              Company, Vice President (since
                                                                            June 2005); JP Morgan Investor
                                                                            Services, Vice President (prior to
                                                                            June 2005)

Timothy M. Fagan(k)              Assistant Secretary    September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since September 2005); John
                                                                            Hancock Advisers, LLC, Vice
                                                                            President and Chief Compliance
                                                                            Officer (September 2004 to August
                                                                            2005), Senior Attorney (prior to
                                                                            September 2004); John Hancock Group
                                                                            of Funds, Vice President and Chief
                                                                            Compliance Officer (September 2004
                                                                            to December 2004)

Mark D. Fischer(k)               Assistant Treasurer    July 2005           Massachusetts Financial Services
(born 10/27/70)                                                             Company, Vice President (since May
                                                                            2005); JP Morgan Investment
                                                                            Management Company, Vice President
                                                                            (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary    June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                        Company, Assistant Vice President
                                                                            and Counsel (since May 2006); John
                                                                            Hancock Advisers, LLC, Assistant
                                                                            Vice President and Counsel (May 2005
                                                                            to April 2006); John Hancock
                                                                            Advisers, LLC, Attorney and
                                                                            Assistant Secretary (prior to May
                                                                            2005)

Ellen Moynihan(k)                Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                             Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary    May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                        Company, Senior Vice President and
                                                                            Associate General Counsel (since
                                                                            April 2005); John Hancock Advisers,
                                                                            LLC, Senior Vice President,
                                                                            Secretary and Chief Legal Officer
                                                                            (prior to April 2005); John Hancock
                                                                            Group of Funds, Senior Vice
                                                                            President, Secretary and Chief Legal
                                                                            Officer (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary    July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since June 2004); Bingham
                                                                            McCutchen LLP (law firm), Associate
                                                                            (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk    January 2006        Massachusetts Financial Services
(born 5/01/52)                                                              Company, Executive Vice President,
                                                                            General Counsel and Secretary
                                                                            (since January 2006); Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
                                                                            (law firm), Partner (prior to
                                                                            January 2006)

Frank L. Tarantino               Independent Chief      June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                         compliance services), Principal
                                                                            (since June 2004); CRA Business
                                                                            Strategies Group (consulting
                                                                            services), Executive Vice
                                                                            President (April 2003 to June
                                                                            2004); David L. Babson & Co.
                                                                            (investment adviser), Managing
                                                                            Director, Chief Administrative
                                                                            Officer and Director (prior to
                                                                            March 2003)

James O. Yost(k)                 Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 6/12/60)                                                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street
02116-3741                                                  Boston, MA 02110

DISTRIBUTOR                                                 Effective February 1, 2007,
MFS Fund Distributors, Inc.                                 the custodian changed to:
500 Boylston Street, Boston, MA                               JPMorgan Chase Bank
02116-3741                                                    One Chase Manhattan Plaza
                                                              New York, NY 10081
PORTFOLIO MANAGERS
John Addeo                                                  INDEPENDENT REGISTERED PUBLIC
David Cole                                                  ACCOUNTING FIRM
Matthew Ryan                                                Deloitte & Touche LLP
                                                            200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $903,916 as capital gain dividends paid during the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                                        MFS(R) HIGH INCOME FUND

LETTER FROM THE CEO                                            1
----------------------------------------------------------------
PORTFOLIO COMPOSITION                                          2
----------------------------------------------------------------
MANAGEMENT REVIEW                                              3
----------------------------------------------------------------
PERFORMANCE SUMMARY                                            4
----------------------------------------------------------------
EXPENSE TABLE                                                  7
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                       9
----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                           22
----------------------------------------------------------------
STATEMENT OF OPERATIONS                                       25
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           27
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          28
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 36
----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM       50
----------------------------------------------------------------
TRUSTEES AND OFFICERS                                         51
----------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                 57
----------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                         57
----------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                57
----------------------------------------------------------------
FEDERAL TAX INFORMATION                                       57
----------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                         58
----------------------------------------------------------------
CONTACT INFORMATION                                   BACK COVER
----------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------


                                                                        1/31/07
                                                                        MFH-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      90.8%
              Floating Rate Loans                         6.3%
              Common Stocks                               1.7%
              Convertible Bonds                           0.4%
              Preferred Stocks                            0.3%
              Cash & Other Net Assets                     0.5%

              TOP FIVE INDUSTRIES (i)

              Gaming & Lodging                            7.1%
              ------------------------------------------------
              Medical & Health Technology & Services      6.9%
              ------------------------------------------------
              Automotive                                  6.7%
              ------------------------------------------------
              Printing & Publishing                       5.3%
              ------------------------------------------------
              Broadcasting                                5.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.3%
              ------------------------------------------------
              AA                                          0.1%
              ------------------------------------------------
              A                                           0.3%
              ------------------------------------------------
              BBB                                         3.1%
              ------------------------------------------------
              BB                                         25.1%
              ------------------------------------------------
              B                                          53.2%
              ------------------------------------------------
              CCC                                        16.8%
              ------------------------------------------------
              Not Rated                                   1.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.1
              ------------------------------------------------
              Average Life (m)                        7.4 yrs.
              ------------------------------------------------
              Average Maturity (m)                    7.9 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    B+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 01/31/07.

Percentages are based on net assets as of 01/31/07, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended January 31, 2007, Class A shares of the MFS High Income Fund provided a total return of 10.30%, at net asset value. This compares with a return of 11.34% for the fund's benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index.

DETRACTORS FROM PERFORMANCE

Holding lower yielding bonds than the benchmark was a negative factor in the fund's relative performance. The fund's exposure to "BB" rated(s) bonds also hurt. Holdings of hospital operator HCA and gaming company Station Casinos were among the top detractors.

CONTRIBUTORS TO PERFORMANCE

The fund's positioning in "B" rated securities helped relative performance. Broadband communications company CCH Holdings, financing company General Motors Acceptance Corp. (GMAC), and health care services provider HealthSouth were among the fund's top contributors.

Respectfully,

John Addeo                       David Cole
Portfolio Manager                Portfolio Manager

Note to Shareholders: Effective October 2006, David Cole became a co-manager of the portfolio with John Addeo. He replaced Scott Richards.

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 1/31/07

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                               Lehman Brothers
                        MFS High Income        U.S. High-Yield
                        Fund -- Class A      Corporate Bond Index
        1/97               $ 9,525               $10,000
        1/98                10,918                11,369
        1/99                11,034                11,544
        1/00                11,514                11,598
        1/01                11,439                11,786
        1/02                10,809                11,624
        1/03                11,063                11,765
        1/04                13,589                14,964
        1/05                14,641                16,298
        1/06                15,169                17,034
        1/07                16,731                18,965

TOTAL RETURNS THROUGH 1/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr       5-yr       10-yr
--------------------------------------------------------------------------
        A                 2/17/78             10.30%      9.13%      5.80%
--------------------------------------------------------------------------
        B                 9/27/93              9.53%      8.34%      5.07%
--------------------------------------------------------------------------
        C                 1/03/94              9.52%      8.33%      5.06%
--------------------------------------------------------------------------
        I                 1/02/97             10.62%      9.42%      6.10%
--------------------------------------------------------------------------
        R                12/31/02             10.07%      8.98%      5.72%
--------------------------------------------------------------------------
       R1                 4/01/05              9.41%      8.29%      5.04%
--------------------------------------------------------------------------
       R2                 4/01/05              9.80%      8.42%      5.11%
--------------------------------------------------------------------------
       R3                10/31/03              9.91%      8.59%      5.19%
--------------------------------------------------------------------------
       R4                 4/01/05             10.18%      9.09%      5.78%
--------------------------------------------------------------------------
       R5                 4/01/05             10.52%      9.21%      5.83%
--------------------------------------------------------------------------
      529A                7/31/02              9.97%      8.81%      5.64%
--------------------------------------------------------------------------
      529B                7/31/02              9.26%      8.04%      4.92%
--------------------------------------------------------------------------
      529C                7/31/02              9.26%      8.04%      4.92%
--------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
--------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield
Corporate Bond Index (f)                      11.34%     10.29%      6.61%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
--------------------------------------------------------------------------
        A                                      5.06%      8.07%      5.28%
With Initial Sales Charge (4.75%)
--------------------------------------------------------------------------
        B                                      5.53%      8.05%      5.07%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------------
        C                                      8.52%      8.33%      5.06%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------
      529A                                     4.74%      7.75%      5.13%
With Initial Sales Charge (4.75%)
--------------------------------------------------------------------------
      529B                                     5.26%      7.75%      4.92%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------------
      529C                                     8.26%      8.04%      4.92%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2006 through January 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    8/01/06-
Class                       Ratio      8/01/06          1/31/07       1/31/07
--------------------------------------------------------------------------------
        Actual              0.97%     $1,000.00        $1,083.10        $5.09
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.97%     $1,000.00        $1,020.32        $4.94
--------------------------------------------------------------------------------
        Actual              1.68%     $1,000.00        $1,079.30        $8.80
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.68%     $1,000.00        $1,016.74        $8.54
--------------------------------------------------------------------------------
        Actual              1.67%     $1,000.00        $1,079.20        $8.75
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.67%     $1,000.00        $1,016.79        $8.49
--------------------------------------------------------------------------------
        Actual              0.67%     $1,000.00        $1,084.70        $3.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.67%     $1,000.00        $1,021.83        $3.41
--------------------------------------------------------------------------------
        Actual              1.17%     $1,000.00        $1,081.90        $6.14
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.17%     $1,000.00        $1,019.31        $5.96
--------------------------------------------------------------------------------
        Actual              1.76%     $1,000.00        $1,078.80        $9.22
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.76%     $1,000.00        $1,016.33        $8.94
--------------------------------------------------------------------------------
        Actual              1.42%     $1,000.00        $1,080.60        $7.45
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.42%     $1,000.00        $1,018.05        $7.22
--------------------------------------------------------------------------------
        Actual              1.31%     $1,000.00        $1,084.00        $6.88
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.31%     $1,000.00        $1,018.60        $6.67
--------------------------------------------------------------------------------
        Actual              1.05%     $1,000.00        $1,082.60        $5.51
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.05%     $1,000.00        $1,019.91        $5.35
--------------------------------------------------------------------------------
        Actual              0.76%     $1,000.00        $1,084.20        $3.99
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.76%     $1,000.00        $1,021.37        $3.87
--------------------------------------------------------------------------------
        Actual              1.27%     $1,000.00        $1,081.50        $6.66
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.27%     $1,000.00        $1,018.80        $6.46
--------------------------------------------------------------------------------
        Actual              1.92%     $1,000.00        $1,078.10       $10.06
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.92%     $1,000.00        $1,015.53        $9.75
--------------------------------------------------------------------------------
        Actual              1.92%     $1,000.00        $1,078.00       $10.06
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.92%     $1,000.00        $1,015.53        $9.75
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
1/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.


Bonds - 86.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 1.6%
----------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                        $ 4,550,000       $    4,925,375
Bombardier, Inc., 8%, 2014 (n)                                        4,489,000            4,634,893
DRS Technologies, Inc., 7.625%, 2018                                  8,045,000            8,185,788
Vought Aircraft Industry, Inc., 8%, 2011                              1,660,000            1,593,600
                                                                                      --------------
                                                                                      $   19,339,656
----------------------------------------------------------------------------------------------------
Airlines - 0.9%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                              $ 1,135,455       $    1,135,455
Continental Airlines, Inc., 6.748%, 2017                              2,543,122            2,530,406
Continental Airlines, Inc., 6.795%, 2020                              6,024,397            6,024,397
Continental Airlines, Inc., 7.566%, 2020                              1,918,269            1,956,634
                                                                                      --------------
                                                                                      $   11,646,892
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
----------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                    $ 2,985,000       $    3,302,156
Levi Strauss & Co., 9.75%, 2015                                       2,300,000            2,484,000
                                                                                      --------------
                                                                                      $    5,786,156
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.1%
----------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.265%, 2011 (z)                        $ 2,326,000       $    2,326,000
Anthracite Ltd., CDO, 6%, 2037 (z)                                    5,148,000            4,566,235
Asset Securitization Corp., FRN, 8.637%, 2029 (z)                     2,000,000            2,142,700
Babson CLO Ltd., "D", FRN, 6.86%, 2018 (n)                            2,385,000            2,389,770
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (z)                         1,000,000              987,900
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050 (z)                    610,000              610,976
CWCapital Cobalt CDO Ltd., "G", FRN, 6.86%, 2050 (z)                  1,890,000            1,895,859
Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                  14,679,775            2,239,987
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032                                                           2,000,000            2,017,040
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
1.1414%, 2030 (i)                                                    40,322,909              772,587
Morgan Stanley Capital I, Inc., FRN, 1.4055%, 2039 (i)(n)            23,489,233            1,367,755
TIERS Beach Street Synthetic, CLO, FRN, 9.51%, 2011 (z)               2,750,000            2,750,000
Wachovia Credit, CDO, FRN, 6.7156%, 2026 (z)                          1,320,000            1,323,300
                                                                                      --------------
                                                                                      $   25,390,109
----------------------------------------------------------------------------------------------------
Automotive - 4.3%
----------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014                      $ 2,335,000       $    1,879,675
Ford Motor Credit Co., 5.8%, 2009                                     9,683,000            9,503,003
Ford Motor Credit Co., 9.75%, 2010 (n)                               13,960,000           14,891,146
Ford Motor Credit Co., 8.625%, 2010                                   3,855,000            3,983,213
Ford Motor Credit Co., 7%, 2013                                       1,394,000            1,329,812
Ford Motor Credit Co., 8%, 2016                                       5,090,000            4,997,713
Ford Motor Credit Co., FRN, 8.11%, 2012                               3,270,000            3,283,440
General Motors Corp., 8.375%, 2033                                    6,676,000            6,283,785
Goodyear Tire & Rubber Co., 9%, 2015                                  5,890,000            6,346,457
                                                                                      --------------
                                                                                      $   52,498,244
----------------------------------------------------------------------------------------------------
Broadcasting - 4.9%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                          $ 7,190,000       $    7,315,825
Barrington Broadcasting Group, 10.5%, 2014 (n)                        3,610,000            3,722,813
Clear Channel Communications, Inc., 5.5%, 2014                        6,470,000            5,720,994
EchoStar DBS Corp., 6.375%, 2011                                      3,220,000            3,191,825
Hughes Network Systems LLC, 9.5%, 2014                                3,400,000            3,595,500
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (z)                         2,800,000            2,849,000
Intelsat Ltd., 9.25%, 2016 (n)                                        3,600,000            3,951,000
Intelsat Ltd., 11.25%, 2016 (n)                                       8,440,000            9,537,200
Intelsat Ltd., 0% to 2010, 9.25% to 2015                              4,765,000            3,859,650
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                    2,330,000            2,478,538
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                       7,650,000            7,956,000
XM Satellite Radio, Inc., 9.75%, 2014                                 2,500,000            2,512,500
Young Broadcasting, Inc., 10%, 2011                                   2,840,000            2,797,400
                                                                                      --------------
                                                                                      $   59,488,245
----------------------------------------------------------------------------------------------------
Building - 2.2%
----------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.6238%, 2012                      $ 1,635,000       $    1,651,350
Goodman Global Holdings, Inc., 7.875%, 2012                           2,790,000            2,803,950
Interface, Inc., 10.375%, 2010                                        3,391,000            3,747,055
Interface, Inc., 9.5%, 2014                                             600,000              639,000
Masonite Corp., 11%, 2015 (z)                                         5,809,000            5,736,388
Nortek Holdings, Inc., 8.5%, 2014                                     4,010,000            3,979,925
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                    10,090,000            7,416,150
Ply Gem Industries, Inc., 9%, 2012                                    1,630,000            1,467,000
                                                                                      --------------
                                                                                      $   27,440,818
----------------------------------------------------------------------------------------------------
Business Services - 1.7%
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                   $ 1,095,000       $    1,125,113
Iron Mountain, Inc., 7.75%, 2015                                      2,610,000            2,662,200
Nortel Networks Ltd., 10.75%, 2016 (n)                                2,600,000            2,873,000
Northern Telecom Corp., 6.875%, 2023                                  2,420,000            2,129,600
SunGard Data Systems, Inc., 10.25%, 2015                              8,200,000            8,815,000
Xerox Corp., 7.625%, 2013                                             2,660,000            2,766,400
                                                                                      --------------
                                                                                      $   20,371,313
----------------------------------------------------------------------------------------------------
Cable TV - 3.6%
----------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                       $10,520,000       $   10,861,900
CCH II Holdings LLC, 10.25%, 2010                                     6,140,000            6,377,925
CCO Holdings LLC, 8.75%, 2013                                         6,870,000            7,076,100
CSC Holdings, Inc., 6.75%, 2012 (n)                                   6,715,000            6,647,850
Mediacom LLC, 9.5%, 2013                                              5,620,000            5,788,600
NTL Cable PLC, 9.125%, 2016                                           6,629,000            7,010,168
                                                                                      --------------
                                                                                      $   43,762,543
----------------------------------------------------------------------------------------------------
Chemicals - 4.1%
----------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                            $ 2,487,000       $    2,748,135
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014             8,387,000            7,296,690
Equistar Chemicals LP, 10.125%, 2008                                  4,650,000            4,929,000
Equistar Chemicals LP, 10.625%, 2011                                  1,255,000            1,330,300
Innophos, Inc., 8.875%, 2014                                          4,365,000            4,506,863
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                         7,030,000            5,711,875
Lyondell Chemical Co., 11.125%, 2012                                  2,580,000            2,776,725
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                7,570,000            7,787,638
Mosaic Co., 7.625%, 2016 (n)                                          6,235,000            6,375,288
Nalco Co., 8.875%, 2013                                               5,730,000            6,080,963
Rockwood Specialties Group, Inc., 10.625%, 2011                           1,000                1,064
                                                                                      --------------
                                                                                      $   49,544,541
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.6%
----------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                        $ 5,710,000       $    5,909,850
Jarden Corp., 9.75%, 2012                                             3,000,000            3,176,250
Playtex Products, Inc., 9.375%, 2011                                  3,720,000            3,859,500
Service Corp. International, 7.375%, 2014                             2,385,000            2,456,550
Service Corp. International, 7%, 2017                                 7,550,000            7,474,500
Spectrum Brands, Inc., 7.375%, 2015                                   1,835,000            1,601,038
Visant Holding Corp., 8.75%, 2013                                     6,400,000            6,720,000
Vitro S.A., 8.625%, 2012 (z)                                             13,000               13,130
Vitro S.A., 9.125%, 2017 (z)                                             29,000               29,290
                                                                                      --------------
                                                                                      $   31,240,108
----------------------------------------------------------------------------------------------------
Containers - 2.0%
----------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014 (n)                      $ 5,800,000       $    5,988,500
Graham Packaging Co. LP, 9.875%, 2014                                 6,185,000            6,370,550
Owens-Brockway Glass Container, Inc., 8.25%, 2013                    11,730,000           12,228,525
                                                                                      --------------
                                                                                      $   24,587,575
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.8%
----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                              $ 5,275,000       $    4,998,063
L-3 Communications Holdings, Inc., 6.125%, 2014                       4,600,000            4,427,500
                                                                                      --------------
                                                                                      $    9,425,563
----------------------------------------------------------------------------------------------------
Electronics - 0.8%
----------------------------------------------------------------------------------------------------
Avago Technologies, Inc., 11.875%, 2015 (z)                         $ 1,685,000       $    1,845,075
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                            2,300,000            2,374,750
Sensata Technologies B.V., 8%, 2014 (n)                               6,050,000            5,944,125
                                                                                      --------------
                                                                                      $   10,163,950
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.3%
----------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (n)                                       $ 2,140,000       $    2,514,500
Gazprom OAO, 8.625%, 2034 (n)                                           780,000              977,340
                                                                                      --------------
                                                                                      $    3,491,840
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
----------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                         $ 1,071,000       $    1,301,265
Russian Ministry of Finance, 12.75%, 2028                               880,000            1,572,331
                                                                                      --------------
                                                                                      $    2,873,596
----------------------------------------------------------------------------------------------------
Energy - Independent - 3.2%
----------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (z)                            $ 3,375,000       $    3,353,906
Chesapeake Energy Corp., 7%, 2014                                     3,702,000            3,720,510
Chesapeake Energy Corp., 6.375%, 2015                                 8,730,000            8,468,100
Chesapeake Energy Corp., 6.875%, 2016                                 1,775,000            1,757,250
Hilcorp Energy I, 9%, 2016 (n)                                        4,950,000            5,247,000
Newfield Exploration Co., 6.625%, 2014                                6,290,000            6,179,925
Quicksilver Resources, Inc., 7.125%, 2016                             6,210,000            6,039,225
Whiting Petroleum Corp., 7%, 2014                                     4,030,000            3,969,550
                                                                                      --------------
                                                                                      $   38,735,466
----------------------------------------------------------------------------------------------------
Entertainment - 0.8%
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                 $ 3,102,000       $    3,109,755
AMC Entertainment, Inc., 11%, 2016                                    3,110,000            3,514,300
Six Flags, Inc., 8.875%, 2010                                         3,685,000            3,666,575
                                                                                      --------------
                                                                                      $   10,290,630
----------------------------------------------------------------------------------------------------
Financial Institutions - 2.4%
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                       $10,655,000       $   10,813,408
General Motors Acceptance Corp., 6.75%, 2014                         18,414,000           18,683,047
                                                                                      --------------
                                                                                      $   29,496,455
----------------------------------------------------------------------------------------------------
Food & Beverages - 1.3%
----------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (z)                                       $ 5,635,000       $    5,768,831
B&G Foods Holding Corp., 8%, 2011                                     3,570,000            3,605,700
Dole Foods Co., Inc., 8.875%, 2011                                    3,230,000            3,213,850
Michael Foods, Inc., 8%, 2013                                         3,105,000            3,167,100
                                                                                      --------------
                                                                                      $   15,755,481
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                $ 1,295,000       $    1,295,000
Buckeye Technologies, Inc., 8.5%, 2013                                7,725,000            8,227,125
Jefferson Smurfit Corp., 8.25%, 2012                                  4,872,000            4,884,180
JSG Funding PLC, 7.75%, 2015                                            525,000              528,938
MDP Acquisitions PLC, 9.625%, 2012                                    4,145,000            4,404,063
Millar Western Forest Products Ltd., 7.75%, 2013                      2,225,000            2,063,688
Verso Paper Holdings LLC, 9.125%, 2014 (n)                            2,685,000            2,819,250
                                                                                      --------------
                                                                                      $   24,222,244
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.4%
----------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                $ 5,760,000       $    6,163,200
Harrah's Entertainment, Inc., 5.75%, 2017                            18,370,000           15,593,338
Majestic Star Casino LLC, 9.75%, 2011                                 5,065,000            4,811,750
Mandalay Resort Group, 9.375%, 2010                                   3,525,000            3,758,531
MGM Mirage, Inc., 8.5%, 2010                                          3,075,000            3,297,938
MGM Mirage, Inc., 8.375%, 2011                                        7,260,000            7,632,075
MGM Mirage, Inc., 6.75%, 2013                                         4,020,000            3,944,625
MGM Mirage, Inc., 5.875%, 2014                                        3,010,000            2,791,775
Pinnacle Entertainment, Inc., 8.25%, 2012                             3,795,000            3,885,131
Pokagon Gaming Authority, 10.375%, 2014 (n)                           2,655,000            2,913,863
Station Casinos, Inc., 6.5%, 2014                                    10,685,000            9,723,350
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                3,715,000            3,677,850
Wimar Opco LLC, 9.625%, 2014 (n)                                      3,425,000            3,403,594
Wynn Las Vegas LLC, 6.625%, 2014                                      6,455,000            6,390,450
                                                                                      --------------
                                                                                      $   77,987,470
----------------------------------------------------------------------------------------------------
Industrial - 2.4%
----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                           $ 6,155,000       $    6,593,544
Blount, Inc., 8.875%, 2012                                            5,055,000            5,206,650
Education Management LLC, 8.75%, 2014                                 3,560,000            3,738,000
Education Management LLC, 10.25%, 2016                                2,830,000            3,042,250
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                     7,525,000            7,891,844
Knowledge Learning Corp., 7.75%, 2015 (z)                             2,615,000            2,543,088
                                                                                      --------------
                                                                                      $   29,015,376
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
----------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                             $ 2,460,000       $    2,518,425
Case New Holland, Inc., 9.25%, 2011                                   1,445,000            1,531,700
Case New Holland, Inc., 7.125%, 2014                                  9,540,000            9,778,500
                                                                                      --------------
                                                                                      $   13,828,625
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 6.3%
----------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                    $ 5,460,000       $    4,354,350
DaVita, Inc., 6.625%, 2013                                            2,665,000            2,651,675
DaVita, Inc., 7.25%, 2015                                             9,005,000            9,117,563
HCA, Inc., 6.375%, 2015                                              11,110,000            9,443,500
HCA, Inc., 9.25%, 2016 (n)                                           16,355,000           17,377,188
HealthSouth Corp., 10.75%, 2016 (n)                                   5,135,000            5,642,081
Omnicare, Inc., 6.875%, 2015                                          3,765,000            3,717,938
Psychiatric Solutions, Inc., 7.75%, 2015                              3,430,000            3,421,425
Select Medical Corp., 7.625%, 2015                                    1,705,000            1,525,975
Tenet Healthcare Corp., 9.25%, 2015                                   5,275,000            5,261,813
U.S. Oncology, Inc., 10.75%, 2014                                     7,265,000            8,064,150
Vanguard Health Holding II, 9%, 2014                                  5,990,000            6,132,263
                                                                                      --------------
                                                                                      $   76,709,921
----------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
----------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (z)                                 $ 4,145,000       $    4,186,450
----------------------------------------------------------------------------------------------------
Metals & Mining - 3.7%
----------------------------------------------------------------------------------------------------
Aleris International, Inc., 10%, 2016 (n)                           $ 2,105,000       $    2,181,306
Arch Western Finance LLC, 6.75%, 2013                                 9,290,000            9,173,875
Chaparral Steel Co., 10%, 2013                                        4,545,000            5,067,675
FMG Finance Ltd., 10.625%, 2016 (n)                                   7,040,000            7,761,600
Griffin Coal Mining Co., 9.5%, 2016 (z)                               2,881,000            2,989,038
Massey Energy Co., 6.875%, 2013                                       6,525,000            6,035,625
Peabody Energy Corp., 5.875%, 2016                                    5,630,000            5,348,500
Peabody Energy Corp., 7.375%, 2016                                    3,600,000            3,753,000
PNA Group, Inc., 10.75%, 2016 (n)                                     3,145,000            3,286,525
                                                                                      --------------
                                                                                      $   45,597,144
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
----------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                  $ 3,530,000       $    3,450,575
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.5%
----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                      $ 2,208,000       $    2,937,835
Atlas Pipeline Partners LP, 8.125%, 2015                              4,805,000            4,949,150
Colorado Interstate Gas Co., 5.95%, 2015                              2,880,000            2,830,107
El Paso Energy Corp., 7%, 2011                                        6,820,000            6,990,500
El Paso Energy Corp., 7.75%, 2013                                     5,245,000            5,428,575
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                     6,810,000            7,082,400
Transcontinental Gas Pipe Line Corp., 7%, 2011                        2,705,000            2,813,200
Williams Cos., Inc., 7.125%, 2011                                     2,608,000            2,705,800
Williams Cos., Inc., 8.75%, 2032                                      3,535,000            4,021,063
Williams Partners LP, 7.25%, 2017 (n)                                 2,915,000            2,995,163
                                                                                      --------------
                                                                                      $   42,753,793
----------------------------------------------------------------------------------------------------
Network & Telecom - 3.9%
----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                 $ 5,965,000       $    6,114,125
Citizens Communications Co., 9.25%, 2011                              4,461,000            4,940,558
Hawaiian Telecom Communications, Inc., 9.75%, 2013                    3,440,000            3,543,200
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                       5,070,000            5,450,250
Qwest Capital Funding, Inc., 7.25%, 2011                              3,620,000            3,710,500
Qwest Corp., 7.875%, 2011                                             3,915,000            4,159,688
Qwest Corp., 8.875%, 2012                                             6,905,000            7,664,550
Time Warner Telecom Holdings, Inc., 9.25%, 2014                       5,530,000            5,924,013
Windstream Corp., 8.625%, 2016                                        5,515,000            6,018,244
                                                                                      --------------
                                                                                      $   47,525,128
----------------------------------------------------------------------------------------------------
Oil Services - 1.2%
----------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                           $ 6,920,000       $    6,712,400
GulfMark Offshore, Inc., 7.75%, 2014                                  3,635,000            3,671,350
Hanover Compressor Co., 9%, 2014                                      3,785,000            4,031,025
                                                                                      --------------
                                                                                      $   14,414,775
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
----------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                  $ 5,769,000       $    5,956,493
----------------------------------------------------------------------------------------------------
Printing & Publishing - 3.7%
----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                       $ 6,080,000       $    5,836,800
Dex Media, Inc., 0% to 2008, 9% to 2013                              10,320,000            9,365,400
Dex Media, Inc., 0% to 2008, 9% to 2013                               6,115,000            5,549,363
Idearc, Inc., 8%, 2016 (n)                                           12,015,000           12,210,244
MediaNews Group, Inc., 6.875%, 2013                                   6,775,000            6,165,250
R.H. Donnelley Corp., 8.875%, 2016                                    6,230,000            6,525,925
                                                                                      --------------
                                                                                      $   45,652,982
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                      $ 3,343,000       $    3,568,653
TFM S.A. de C.V., 12.5%, 2012                                         1,025,000            1,107,000
                                                                                      --------------
                                                                                      $    4,675,653
----------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                             $ 3,030,000       $    3,223,163
----------------------------------------------------------------------------------------------------
Retailers - 1.4%
----------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                   $ 2,905,000       $    2,875,950
Couche-Tard, Inc., 7.5%, 2013                                         3,740,000            3,805,450
Jean Coutu Group (PJC), Inc., 7.625%, 2012                            3,290,000            3,454,500
Neiman Marcus Group, Inc., 9%, 2015                                   3,785,000            4,144,575
Neiman Marcus Group, Inc., 10.375%, 2015                              2,340,000            2,614,950
                                                                                      --------------
                                                                                      $   16,895,425
----------------------------------------------------------------------------------------------------
Specialty Stores - 1.0%
----------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                        $ 3,340,000       $    3,532,050
Michaels Stores, Inc., 11.375%, 2016 (n)                              4,650,000            5,022,000
Payless ShoeSource, Inc., 8.25%, 2013                                 4,195,000            4,373,288
                                                                                      --------------
                                                                                      $   12,927,338
----------------------------------------------------------------------------------------------------
Supermarkets - 0.0%
----------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)            $   500,000       $            0
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
----------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                          $ 1,090,000       $    1,169,025
Centennial Communications Corp., 10.125%, 2013                        2,365,000            2,551,244
Rogers Wireless, Inc., 6.375%, 2014                                   5,120,000            5,126,400
Rogers Wireless, Inc., 7.5%, 2015                                     3,575,000            3,843,125
Rural Cellular Corp., 9.875%, 2010                                    4,275,000            4,531,500
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                       5,350,000            6,165,875
                                                                                      --------------
                                                                                      $   23,387,169
----------------------------------------------------------------------------------------------------
Tobacco - 0.6%
----------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                $ 3,715,000       $    3,884,987
Reynolds American, Inc., 7.3%, 2015                                   3,175,000            3,291,195
                                                                                      --------------
                                                                                      $    7,176,182
----------------------------------------------------------------------------------------------------
Transportation - Services - 1.0%
----------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                           $ 7,055,000       $    7,495,938
Stena AB, 7%, 2016                                                    4,610,000            4,552,375
                                                                                      --------------
                                                                                      $   12,048,313
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
----------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                  $ 2,670,000       $    2,823,525
Midwest Generation LLC, 8.75%, 2034                                   7,170,000            7,743,600
Mirant North American LLC, 7.375%, 2013                               4,870,000            4,967,400
Mission Energy Holding Co., 13.5%, 2008                               5,095,000            5,585,394
NRG Energy, Inc., 7.375%, 2016                                       15,645,000           15,664,556
NRG Energy, Inc., 7.375%, 2017                                        2,090,000            2,090,000
Reliant Energy, Inc., 6.75%, 2014                                     2,305,000            2,270,425
Reliant Resources, Inc., 9.25%, 2010                                  4,840,000            5,082,000
                                                                                      --------------
                                                                                      $   46,226,900
----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,019,998,171)                                         $1,049,190,300
----------------------------------------------------------------------------------------------------
Common Stocks - 1.7%
----------------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------------
Huntsman Corp. (a)                                                      184,100       $    3,849,531
----------------------------------------------------------------------------------------------------
Containers - 0.1%
----------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                 78,600       $    1,734,702
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                  67,000       $    1,983,870
Foundation Coal Holdings, Inc.                                          111,950            3,725,696
                                                                                      --------------
                                                                                      $    5,709,566
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                  52,900       $    1,211,939
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
----------------------------------------------------------------------------------------------------
Titan International, Inc.                                                96,700       $    2,242,473
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                               1,087       $            0
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
----------------------------------------------------------------------------------------------------
Williams Co., Inc.                                                       95,800       $    2,585,642
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
----------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                             206,408       $            0
----------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
----------------------------------------------------------------------------------------------------
Windstream Corp.                                                        206,600       $    3,074,208
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $19,086,094)                                    $   20,408,061
----------------------------------------------------------------------------------------------------
Floating Rate Loans - 6.3% (g)(r)
----------------------------------------------------------------------------------------------------
Automotive - 1.9%
----------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                            $11,427,721       $   11,566,483
General Motors Corp., Term Loan B, 7.745%, 2013                       8,183,951            8,274,742
Mark IV Industries, Inc., Second Lien Term Loan,
11.119%, 2011 (o)                                                     3,476,611            3,496,890
                                                                                      --------------
                                                                                      $   23,338,115
----------------------------------------------------------------------------------------------------
Containers - 0.4%
----------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013         $ 1,061,576       $    1,078,384
Altivity Packaging LLC, Second Lien Term Loan, 10.3256%, 2013         3,317,424            3,369,950
                                                                                      --------------
                                                                                      $    4,448,334
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.0%
----------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 10.6138%, 2013              $   100,000       $      100,188
----------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                  $   282,498       $      281,704
Dole Food Co., Inc., Term Loan, 7.5455%, 2013                           630,854              629,080
Dole Food Co., Inc., Term Loan C, 7.4603%, 2013                       2,102,846            2,096,932
                                                                                      --------------
                                                                                      $    3,007,716
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
----------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.3547%, 2012                     $ 5,958,205       $    6,008,945
Georgia-Pacific Corp., Term Loan B-2, 7.1137%, 2013                     391,505              393,625
                                                                                      --------------
                                                                                      $    6,402,570
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
----------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.36%, 2012                          $ 6,489,148       $    6,521,594
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
----------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 8.1138%, 2013                               $ 5,940,282       $    5,992,716
----------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 7.1609%, 2012          $ 1,891,571       $    1,899,391
Allied Waste North America, Inc., Term Loan A, 7.0629%, 2012            838,820              843,015
                                                                                      --------------
                                                                                      $    2,742,406
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
----------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.33%, 2014                              $13,460,544       $   13,559,395
Nielsen Finance LLC, Term Loan B, 7.6254%, 2013                       5,046,739            5,084,238
                                                                                      --------------
                                                                                      $   18,643,633
----------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
----------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.125%, 2013                      $ 5,839,025       $    5,882,089
----------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $76,462,681)                              $   77,079,361
----------------------------------------------------------------------------------------------------
Convertible Bonds - 0.4%
----------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
Automotive - 0.4%
----------------------------------------------------------------------------------------------------
Ford Motor Co., 4.25%, 2036 (Identified Cost, $4,410,000)           $ 4,410,000       $    5,005,350
----------------------------------------------------------------------------------------------------
Preferred Stocks - 0.3%
----------------------------------------------------------------------------------------------------
Broadcasting - 0.3%
----------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% (a)(p)                                     158       $    1,192,900
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                       2,034            2,217,060
                                                                                      --------------
                                                                                      $    3,409,960
----------------------------------------------------------------------------------------------------
Real Estate - 0.0%
----------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                   4,500       $      114,300
----------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $3,405,898)                                  $    3,524,260
----------------------------------------------------------------------------------------------------
Warrants - 0.0%
----------------------------------------------------------------------------------------------------
                                        STRIKE        FIRST
                                         PRICE     EXERCISE
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.0%
----------------------------------------------------------------------------------------------------
Knology, Inc. (a)(z)                     $0.10     11/22/97               2,475       $        7,569
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.0%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07,
at Amortized Cost and Value (y)                                     $35,833,000       $   35,833,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,159,195,844) (k)                               $1,191,047,901
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.3%                                                     28,410,758
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $1,219,458,659
----------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,031,030,170 and 86.56% of market value. An independent pricing service provided an evaluated bid for 86.56% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $185,655,107, representing 15.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                           CURRENT
                                                   ACQUISITION          ACQUISITION        MARKET       TOTAL % OF
RESTRICTED SECURITIES                                 DATE                  COST            VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN,
7.265%, 2011                                        10/13/06             $2,326,000       $2,326,000
Amsted Industries, Inc., 10.25%, 2011           8/08/03 - 4/25/06         6,560,494        6,593,544
Anthracite Ltd., CDO, 6%, 2037                       5/14/02              3,322,615        4,566,235
ARAMARK Corp., 8.5%, 2015                       1/17/07 - 1/26/07         5,705,006        5,768,831
Asset Securitization Corp., FRN,
8.637%, 2029                                         1/25/05              1,726,172        2,142,700
Avago Technologies, Inc.,
11.875%, 2015                                   1/18/07 - 1/23/07         1,835,250        1,845,075
CWCapital Cobalt CDO Ltd., "E2",
6%, 2045                                             3/20/06                957,539          987,900
CWCapital Cobalt CDO Ltd., "F", FRN,
6.66%, 2050                                          4/12/06                610,000          610,976
CWCapital Cobalt CDO Ltd., "G", FRN,
6.86%, 2050                                          4/12/06              1,890,000        1,895,859
Chaparral Energy, Inc., 8.875%, 2017            1/10/07 - 1/18/07         3,355,047        3,353,906
Cooper Cos., Inc., 7.875%, 2015                      1/26/07              4,145,000        4,186,450
Falcon Franchise Loan LLC, FRN, 3.797%, 2025         1/29/03              2,913,322        2,239,987
Griffin Coal Mining Co., 9.5%, 2016                 11/10/06              2,881,000        2,989,038
Intelsat Bermuda Ltd., FRN,
8.8719%, 2015                                        1/09/07              2,800,000        2,849,000
Knology, Inc.                                       10/16/97                  5,980            7,569
Knowledge Learning Corp., 7.75%, 2015                1/28/05              2,615,000        2,543,088
Masonite Corp., 11%, 2015                      11/07/06 - 1/05/07         5,420,412        5,736,388
TIERS Beach Street Synthetic, CLO, FRN,
9.51%, 2011                                          5/17/06              2,750,000        2,750,000
Vitro S.A., 8.625%, 2012                             1/25/07                 12,871           13,130
Vitro S.A., 9.125%, 2017                             1/25/07                 28,536           29,290
Wachovia Credit, CDO, FRN,
6.7156%, 2026                                        6/08/06              1,320,000        1,323,300
----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                              $54,758,266       4.5%
                                                                                         ----------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 1/31/07

Sales and Purchases in the table below are reported by currency.

                                                                                              NET UNREALIZED
       CONTRACTS TO                                                          CONTRACTS         APPRECIATION
     DELIVER/RECEIVE          SETTLEMENT DATE        IN EXCHANGE FOR          AT VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
PURCHASES
       GBP  788,716               2/26/07              $1,497,473            $1,548,812          $51,339
                                                                                                 -------

FUTURES CONTRACTS OUTSTANDING AT 1/31/07
                                                                                                    UNREALIZED
                                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                                       CONTRACTS          VALUE            DATE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                            368          $40,526,000        Mar-07        $(1,225,940)
                                                                                                   -----------

SWAP AGREEMENTS AT 1/31/07
                                                                                                        UNREALIZED
                              NOTIONAL                             CASH FLOWS         CASH FLOWS       APPRECIATION
EXPIRATION                     AMOUNT           COUNTERPARTY       TO RECEIVE           TO PAY        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12                    USD  4,200,000      Goldman Sachs           (1)        3.34% (fixed rate)      $52,912
                                                                                                          -------

(1) Fund to receive notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO      Collateralized Debt Obligation
CLO      Collateralized Loan Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP      British Pound

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 1/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,159,195,844)          $1,191,047,901
Cash                                                                  4,240,045
Receivable for forward foreign currency exchange contracts               51,339
Receivable for daily variation margin on open futures
contracts                                                               230,000
Receivable for investments sold                                       8,487,880
Receivable for fund shares sold                                       1,192,845
Interest and dividends receivable                                    22,076,995
Unrealized appreciation on credit default swaps                          52,912
Other assets                                                             24,073
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,227,403,990
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,792,732
Payable for investments purchased                                     3,587,075
Payable for fund shares reacquired                                    1,943,176
Payable to affiliates
  Management fee                                                         30,659
  Shareholder servicing costs                                            83,539
  Distribution and service fees                                          27,071
  Administrative services fee                                             1,202
  Program manager fees                                                       21
  Retirement plan administration and services fees                           75
Payable for independent trustees' compensation                          137,408
Accrued expenses and other liabilities                                  342,373
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $7,945,331
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,219,458,659
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,608,163,987
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          30,730,368
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (420,113,632)
Undistributed net investment income                                     677,936
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,219,458,659
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   310,607,908
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $671,018,971
  Shares outstanding                                                171,042,686
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $3.92
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $4.12
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $195,028,052
  Shares outstanding                                                 49,563,599
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.93
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $92,049,662
  Shares outstanding                                                 23,345,143
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.94
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $246,306,097
  Shares outstanding                                                 62,820,688
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.92
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,071,704
  Shares outstanding                                                  1,291,300
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.93
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $360,851
  Shares outstanding                                                     91,776
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.93
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $460,348
  Shares outstanding                                                    117,165
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.93
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,405,777
  Shares outstanding                                                    612,768
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.93
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,142,910
  Shares outstanding                                                  1,311,557
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.92
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $58,173
  Shares outstanding                                                     14,829
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $3.92
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $854,481
  Shares outstanding                                                    217,871
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $3.92
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $4.12
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $202,070
  Shares outstanding                                                     51,524
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.92
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $499,563
  Shares outstanding                                                    127,002
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.93
-------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Year ended 1/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                           $98,972,204
  Dividends                                                            1,496,844
  Foreign taxes withheld                                                 (10,642)
------------------------------------------------------------------------------------------------------
Total investment income                                                                   $100,458,406
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,722,380
  Distribution and service fees                                        5,270,121
  Program manager fees                                                     3,551
  Shareholder servicing costs                                          1,797,128
  Administrative services fee                                            215,205
  Retirement plan administration and services fees                        10,932
  Independent trustees' compensation                                      45,731
  Custodian fee                                                          501,082
  Shareholder communications                                             132,908
  Auditing fees                                                           59,103
  Legal fees                                                              18,317
  Miscellaneous                                                          237,615
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $14,014,073
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (165,356)
  Reduction of expenses by investment adviser                             (9,620)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $13,839,097
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $86,619,309
------------------------------------------------------------------------------------------------------

Statement of Operations - continued


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $1,038,707
  Futures contracts                                                      675,924
  Foreign currency transactions                                         (602,901)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $1,111,730
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $31,658,585
  Futures contracts                                                   (1,225,940)
  Swap transactions                                                       52,912
  Translation of assets and liabilities in foreign currencies            707,650
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $31,193,207
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $32,304,937
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $118,924,246
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           YEARS ENDED 1/31
                                                               ----------------------------------------
                                                                        2007                       2006
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $86,619,309                $92,983,426
Net realized gain (loss) on investments and foreign
currency transactions                                              1,111,730                 (5,942,538)
Net unrealized gain (loss) on investments and foreign
currency translation                                              31,193,207                (39,704,561)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $118,924,246                $47,336,327
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(47,667,939)              $(55,578,562)
  Class B                                                        (14,939,675)               (22,027,569)
  Class C                                                         (6,203,739)                (8,430,256)
  Class I                                                        (18,929,135)               (15,874,191)
  Class R                                                           (363,983)                  (371,890)
  Class R1                                                           (17,366)                    (8,590)
  Class R2                                                           (23,859)                   (10,613)
  Class R3                                                          (123,244)                   (43,025)
  Class R4                                                          (187,948)                    (4,947)
  Class R5                                                            (4,063)                    (3,390)
  Class 529A                                                         (55,195)                   (55,508)
  Class 529B                                                         (11,049)                   (10,029)
  Class 529C                                                         (28,602)                   (25,326)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(88,555,797)             $(102,443,896)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(138,159,915)             $(120,835,566)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $8,665                     $6,191
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(107,782,801)             $(175,936,944)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,327,241,460              1,503,178,404
At end of period (including undistributed net investment
income of $677,936 and accumulated distributions in
excess of net investment income of $3,338,022)                $1,219,458,659             $1,327,241,460
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                      YEARS ENDED 1/31
                                               -------------------------------------------------------------------------------
                                                   2007              2006              2005              2004             2003
Net asset value, beginning of period              $3.82             $3.98             $3.98             $3.52            $3.78
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                         $0.27             $0.27             $0.29             $0.30            $0.33
Net realized and unrealized gain (loss) on
investments and foreign currency                   0.11             (0.13)             0.01(g)           0.46            (0.25)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.38             $0.14             $0.30             $0.76            $0.08
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.28)           $(0.30)           $(0.30)           $(0.30)          $(0.34)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)     $0.00(w)          $0.00(w)          $0.00(w)            $--              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $3.92             $3.82             $3.98             $3.98            $3.52
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        10.30              3.61              7.74             22.83             2.34
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.00              1.00              0.99              0.99             1.00
Expenses after expense reductions (f)              1.00              1.00              0.99               N/A              N/A
Net investment income                              7.09              6.85              7.31              7.87             9.32
Portfolio turnover                                   89                51                68                81               80
Net assets at end of period (000 Omitted)      $671,019          $703,305          $799,651          $934,958         $769,069
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                      YEARS ENDED 1/31
                                               -------------------------------------------------------------------------------
                                                   2007              2006              2005              2004             2003

Net asset value, beginning of period              $3.83             $3.99             $3.99             $3.53            $3.79
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                         $0.25             $0.24             $0.26             $0.27            $0.31
Net realized and unrealized gain (loss) on
investments and foreign currency                   0.10             (0.13)             0.01(g)           0.47            (0.26)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.35             $0.11             $0.27             $0.74            $0.05
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.25)           $(0.27)           $(0.27)           $(0.28)          $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)     $0.00(w)          $0.00(w)          $0.00(w)            $--              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $3.93             $3.83             $3.99             $3.99            $3.53
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         9.53              2.90              7.10             21.65             1.64
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.71              1.72              1.69              1.69             1.70
Expenses after expense reductions (f)              1.71              1.72              1.69               N/A              N/A
Net investment income                              6.40              6.26              6.63              7.18             8.65
Portfolio turnover                                   89                51                68                81               80
Net assets at end of period (000 Omitted)      $195,028          $275,363          $379,253          $471,520         $411,533
------------------------------------------------------------------------------------------------------------------------------

CLASS C                                                                      YEARS ENDED 1/31
                                                ------------------------------------------------------------------------------
                                                   2007              2006              2005              2004             2003
Net asset value, beginning of period              $3.84             $4.00             $4.00             $3.54            $3.80
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                         $0.24             $0.24             $0.26             $0.27            $0.30
Net realized and unrealized gain (loss) on
investments and foreign currency                   0.11             (0.13)             0.01(g)           0.47            (0.25)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.35             $0.11             $0.27             $0.74            $0.05
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.25)           $(0.27)           $(0.27)           $(0.28)          $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)      $0.00(w)          $0.00(w)          $0.00(w)            $--              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $3.94             $3.84             $4.00             $4.00            $3.54
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         9.52              2.91              7.10             21.61             1.64
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.70              1.72              1.69              1.69             1.70
Expenses after expense reductions (f)              1.70              1.72              1.69               N/A              N/A
Net investment income                              6.39              6.26              6.63              7.18             8.59
Portfolio turnover                                   89                51                68                81               80
Net assets at end of period (000 Omitted)       $92,050          $108,181          $148,073          $214,915         $183,364
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                       YEARS ENDED 1/31
                                                 -----------------------------------------------------------------------------
                                                     2007              2006              2005             2004            2003
Net asset value, beginning of period                $3.82             $3.98             $3.98            $3.52           $3.78
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.28             $0.28             $0.29            $0.30           $0.33
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.11             (0.13)             0.02(g)          0.47           (0.24)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.39             $0.15             $0.31            $0.77           $0.09
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.29)           $(0.31)           $(0.31)          $(0.31)         $(0.35)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)          $0.00(w)          $0.00(w)           $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.92             $3.82             $3.98            $3.98           $3.52
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             10.62              3.92              8.17            22.88            2.66
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.70              0.71              0.68             0.69            0.70
Expenses after expense reductions (f)                0.70              0.71              0.68              N/A             N/A
Net investment income                                7.38              7.24              7.55             8.03            9.58
Portfolio turnover                                     89                51                68               81              80
Net assets at end of period (000 Omitted)        $246,306          $231,455          $170,679          $93,887         $26,373
------------------------------------------------------------------------------------------------------------------------------

CLASS R                                                                       YEARS ENDED 1/31
                                                   --------------------------------------------------------------------------
                                                      2007             2006             2005             2004         2003(i)
Net asset value, beginning of period                 $3.83            $3.98            $3.98            $3.52           $3.51
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.26            $0.26            $0.28            $0.28           $0.02
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.11            (0.12)            0.01(g)          0.48            0.02(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.37            $0.14            $0.29            $0.76           $0.04
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.27)          $(0.29)          $(0.29)          $(0.30)         $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $0.00(w)         $0.00(w)         $0.00(w)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.93            $3.83            $3.98            $3.98           $3.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.07             3.68             7.63            22.29            1.03(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.20             1.21             1.18             1.20            1.20(a)
Expenses after expense reductions (f)                 1.20             1.21             1.18              N/A             N/A
Net investment income                                 6.88             6.76             7.06             7.46            7.97(a)
Portfolio turnover                                      89               51               68               81              80
Net assets at end of period (000 Omitted)           $5,072           $5,422           $4,021           $1,359             $40
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                           YEARS ENDED 1/31
                                                                              ------------------------------
                                                                                  2007               2006(i)
Net asset value, beginning of period                                             $3.83                 $3.89
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                        $0.24                 $0.19
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                          0.11                 (0.03)(g)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.35                 $0.16
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.25)               $(0.22)
------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                     $0.00(w)              $0.00(w)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $3.93                 $3.83
------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           9.41                  4.28(n)
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.89                  1.91(a)
Expenses after expense reductions (f)                                             1.79                  1.85(a)
Net investment income                                                             6.27                  6.08(a)
Portfolio turnover                                                                  89                    51
Net assets at end of period (000 Omitted)                                         $361                  $231
------------------------------------------------------------------------------------------------------------

CLASS R2                                                                           YEARS ENDED 1/31
                                                                              ------------------------------
                                                                                  2007               2006(i)
Net asset value, beginning of period                                             $3.83                 $3.89
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                        $0.26                 $0.21
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                          0.10                 (0.04)(g)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.36                 $0.17
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.26)               $(0.23)
------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                     $0.00(w)              $0.00(w)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $3.93                 $3.83
------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           9.80                  4.56(n)
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.59                  1.59(a)
Expenses after expense reductions (f)                                             1.44                  1.51(a)
Net investment income                                                             6.63                  6.50(a)
Portfolio turnover                                                                  89                    51
Net assets at end of period (000 Omitted)                                         $460                  $277
------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                           YEARS ENDED 1/31
                                                            -----------------------------------------------------------------
                                                                2007               2006               2005            2004(i)
Net asset value, beginning of period                           $3.83              $3.98              $3.98              $3.85
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                      $0.26              $0.24              $0.25              $0.07
Net realized and unrealized gain (loss) on investments
and foreign currency                                            0.10              (0.11)              0.03(g)            0.13(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.36              $0.13              $0.28              $0.20
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $(0.26)            $(0.28)            $(0.28)            $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                   $0.00(w)           $0.00(w)           $0.00(w)             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $3.93              $3.83              $3.98              $3.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         9.91               3.45               7.37               5.32(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.44               1.46               1.49               1.43(a)
Expenses after expense reductions (f)                           1.34               1.42               1.49                N/A
Net investment income                                           6.71               6.61               6.58               7.07(a)
Portfolio turnover                                                89                 51                 68                 81
Net assets at end of period (000 Omitted)                     $2,406             $1,212               $246                $42
-----------------------------------------------------------------------------------------------------------------------------

CLASS R4                                                                                             YEARS ENDED 1/31
                                                                                                ------------------------------
                                                                                                    2007              2006(i)
Net asset value, beginning of period                                                               $3.82                $3.88
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                          $0.27                $0.21
Net realized and unrealized gain (loss) on investments and foreign currency                         0.10                (0.02)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   $0.37                $0.19
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                        $(0.27)              $(0.25)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                                       $0.00(w)             $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $3.92                $3.82
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            10.18                 4.94(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                              1.07                 1.15(a)
Expenses after expense reductions (f)                                                               1.07                 1.15(a)
Net investment income                                                                               6.90                 6.73(a)
Portfolio turnover                                                                                    89                   51
Net assets at end of period (000 Omitted)                                                         $5,143                 $393
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                                               YEARS ENDED 1/31
                                                                                                -----------------------------
                                                                                                    2007              2006(i)
Net asset value, beginning of period                                                               $3.82                $3.88
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                          $0.28                $0.23
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                                            0.11                (0.03)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   $0.39                $0.20
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                        $(0.29)              $(0.26)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                                       $0.00(w)             $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $3.92                $3.82
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            10.52                 5.20(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                              0.80                 0.80(a)
Expenses after expense reductions (f)                                                               0.80                 0.80(a)
Net investment income                                                                               7.29                 7.11(a)
Portfolio turnover                                                                                    89                   51
Net assets at end of period (000 Omitted)                                                            $58                  $53
-----------------------------------------------------------------------------------------------------------------------------


CLASS 529A                                                                    YEARS ENDED 1/31
                                                -----------------------------------------------------------------------------
                                                      2007             2006             2005             2004         2003(i)
Net asset value, beginning of period                 $3.82            $3.98            $3.98            $3.52           $3.42
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.26            $0.26            $0.27            $0.28           $0.13
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.11            (0.14)            0.02(g)          0.47            0.13(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.37            $0.12            $0.29            $0.75           $0.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.27)          $(0.28)          $(0.29)          $(0.29)         $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $0.00(w)         $0.00(w)         $0.00(w)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.92            $3.82            $3.98            $3.98           $3.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            9.97             3.30             7.53            22.16            7.70(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.30             1.32             1.29             1.30            1.30(a)
Expenses after expense reductions (f)                 1.30             1.32             1.29              N/A             N/A
Net investment income                                 6.78             6.65             6.97             7.42            8.66(a)
Portfolio turnover                                      89               51               68               81              80
Net assets at end of period (000 Omitted)             $854             $776             $768             $406             $53
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                   YEARS ENDED 1/31
                                                  ---------------------------------------------------------------------------
                                                    2007             2006             2005               2004         2003(i)
Net asset value, beginning of period               $3.82            $3.97            $3.98              $3.52           $3.42
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                          $0.23            $0.23            $0.25              $0.25           $0.11
Net realized and unrealized gain (loss) on
investments and foreign currency                    0.11            (0.12)            0.00(g)(w)         0.48            0.14(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.34            $0.11            $0.25              $0.73           $0.25
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.24)          $(0.26)          $(0.26)            $(0.27)         $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)         $0.00(w)         $0.00(w)             $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.92            $3.82            $3.97              $3.98           $3.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          9.26             2.89             6.57              21.39            7.35(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.95             1.96             2.01               1.95            1.95(a)
Expenses after expense reductions (f)               1.95             1.96             2.01                N/A             N/A
Net investment income                               6.13             6.00             6.29               6.80            8.37(a)
Portfolio turnover                                    89               51               68                 81              80
Net assets at end of period (000 Omitted)           $202             $157             $139               $119             $31
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                    YEARS ENDED 1/31
                                                    -------------------------------------------------------------------------
                                                      2007             2006             2005             2004         2003(i)
Net asset value, beginning of period                 $3.83            $3.99            $3.99            $3.53           $3.43
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.23            $0.23            $0.25            $0.26           $0.13
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.11            (0.13)            0.01(g)          0.47            0.12(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.34            $0.10            $0.26            $0.73           $0.25
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)          $(0.26)          $(0.26)          $(0.27)         $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $0.00(w)         $0.00(w)         $0.00(w)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.93            $3.83            $3.99            $3.99           $3.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            9.26             2.64             6.84            21.35            7.33(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.95             1.96             1.97             1.95            1.95(a)
Expenses after expense reductions (f)                 1.95             1.96             1.97              N/A             N/A
Net investment income                                 6.13             6.00             6.31             6.79            8.05(a)
Portfolio turnover                                      89               51               68               81              80
Net assets at end of period (000 Omitted)             $500             $417             $347             $189             $43
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

CREDIT DEFAULT SWAPS - In a credit default swap, one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. Effective December 1, 2006, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended January 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                              1/31/07          1/31/06

      Ordinary income (including any
      short-term capital gains)             $88,555,797     $102,443,896

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 1/31/07
          Cost of investments                         $1,163,314,162
          ----------------------------------------------------------
          Gross appreciation                             $35,163,451
          Gross depreciation                              (7,429,712)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $27,733,739
          Undistributed ordinary income                    7,490,764
          Capital loss carryforwards                    (414,691,473)
          Post-October capital loss deferral              (2,530,560)
          Other temporary differences                     (6,707,798)

As of January 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              1/31/08                             $(10,853,391)
              1/31/09                              (24,778,024)
              1/31/10                             (137,538,425)
              1/31/11                             (159,064,624)
              1/31/13                              (19,406,719)
              1/31/14                              (20,012,633)
              1/31/15                              (43,037,657)
              -------------------------------------------------
                                                 $(414,691,473)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average daily net assets          0.46%
          Average daily net assets in excess of $1.4 billion      0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% of the fund's average daily net assets in excess of $1.4 billion for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2007, the fund's average daily net assets did not exceed $1.4 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $68,412 and $916 for the year ended January 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.30%          $1,974,011
Class B                             0.75%              0.25%              1.00%             1.00%           2,292,941
Class C                             0.75%              0.25%              1.00%             1.00%             949,236
Class R                             0.25%              0.25%              0.50%             0.50%              25,852
Class R1                            0.50%              0.25%              0.75%             0.75%               2,004
Class R2                            0.25%              0.25%              0.50%             0.50%               1,736
Class R3                            0.25%              0.25%              0.50%             0.50%               8,880
Class R4                               --              0.25%              0.25%             0.25%               6,412
Class 529A                          0.25%              0.25%              0.50%             0.35%               2,776
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,745
Class 529C                          0.75%              0.25%              1.00%             1.00%               4,528
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $5,270,121

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended January
    31, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to
    March, 1 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of
    Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $1,601
              Class B                                   $367,547
              Class C                                     $3,465
              Class 529B                                     $26
              Class 529C                                     $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,983
              Class 529B                                     436
              Class 529C                                   1,132
              --------------------------------------------------
              Total Program Manager Fees                  $3,551

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2007, the fee was $1,131,638, which equated to 0.0910% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the year ended January 31, 2007, the sub-accounting fee for SRS was $17,648, which equated to 0.001% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the year ended January 31, 2007, these out-of-pocket and sub-accounting costs amounted to $248,742. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended January 31, 2007 was equivalent to an annual effective rate of 0.0173% of the fund average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended January 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                        ANNUAL
                                                     EFFECTIVE            TOTAL
                                     FEE RATE          RATE(g)           AMOUNT

Class R1                                0.45%            0.35%           $1,203
Class R2                                0.40%            0.25%            1,388
Class R3                                0.25%            0.15%            4,440
Class R4                                0.15%            0.15%            3,846
Class R5                                0.10%            0.10%               55
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                  $10,932

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended January 31, 2007, this waiver amounted to $2,564 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $7,472. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $6,725. Both amounts are included in independent trustees' compensation for the year ended January 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $133,594 at January 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2007, the fee paid to Tarantino LLC was $8,650. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $7,056, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,050,124,525 and $1,193,866,664, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  YEAR ENDED                         YEAR ENDED
                                                    1/31/07                          1/31/06(i)
                                           SHARES            AMOUNT           SHARES            AMOUNT
Shares sold

  Class A                                  30,193,322      $115,720,298       53,094,170      $204,613,715
  Class B                                   3,834,252        14,694,024        8,512,442        33,027,271
  Class C                                   3,267,356        12,574,521        8,349,621        32,524,744
  Class I                                  10,406,564        39,870,984       14,852,538        57,233,094
  Class R                                     404,231         1,551,092          670,594         2,615,846
  Class R1                                     55,801           217,031           66,771           258,252
  Class R2                                     80,563           309,260           93,309           362,470
  Class R3                                    655,237         2,547,647          397,413         1,536,498
  Class R4                                  1,650,795         6,370,935          102,258           389,569
  Class R5                                         --                --           12,886            49,903
  Class 529A                                   37,684           144,149           46,995           181,253
  Class 529B                                    7,907            30,301            7,237            27,829
  Class 529C                                   24,449            94,085           41,648           162,287
-----------------------------------------------------------------------------------------------------------
                                           50,618,161      $194,124,327       86,247,882      $332,982,731

Shares issued to shareholders in
reinvestment of distributions

  Class A                                   8,226,268       $31,535,651        9,501,874       $36,674,060
  Class B                                   2,239,856         8,607,206        3,232,023        12,513,655
  Class C                                     987,760         3,805,122        1,319,009         5,121,049
  Class I                                   4,892,417        18,744,576        4,068,920        15,679,773
  Class R                                      93,359           358,400           95,583           368,742
  Class R1                                      4,498            17,306            2,220             8,514
  Class R2                                      6,105            23,481            2,707            10,401
  Class R3                                     32,016           122,910           11,099            42,667
  Class R4                                     48,637           187,177            1,289             4,943
  Class R5                                      1,060             4,063              883             3,390
  Class 529A                                   14,324            54,911           14,295            55,143
  Class 529B                                    2,879            11,044            2,593             9,994
  Class 529C                                    7,434            28,580            6,512            25,170
-----------------------------------------------------------------------------------------------------------
                                           16,556,613       $63,500,427       18,259,007       $70,517,501

Shares reacquired

  Class A                                 (51,316,296)    $(195,796,223)     (79,701,513)    $(308,719,388)
  Class B                                 (28,313,819)     (108,462,463)     (35,002,183)     (135,898,194)
  Class C                                  (9,060,985)      (34,733,775)     (18,557,769)      (72,355,245)
  Class I                                 (13,051,235)      (50,482,839)      (1,280,490)       (4,929,805)
  Class R                                    (622,632)       (2,390,931)        (359,289)       (1,398,275)
  Class R1                                    (28,705)         (111,903)          (8,809)          (33,691)
  Class R2                                    (41,724)         (161,038)         (23,795)          (90,465)
  Class R3                                   (391,110)       (1,531,661)        (153,808)         (591,663)
  Class R4                                   (490,792)       (1,916,957)            (630)           (2,404)
  Class 529A                                  (37,189)         (142,863)         (51,419)         (199,388)
  Class 529B                                     (411)           (1,578)          (3,676)          (14,149)
  Class 529C                                  (13,692)          (52,438)         (26,433)         (103,131)
-----------------------------------------------------------------------------------------------------------
                                         (103,368,590)    $(395,784,669)    (135,169,814)    $(524,335,798)

Net change

  Class A                                 (12,896,706)     $(48,540,274)     (17,105,469)     $(67,431,613)
  Class B                                 (22,239,711)      (85,161,233)     (23,257,718)      (90,357,268)
  Class C                                  (4,805,869)      (18,354,132)      (8,889,139)      (34,709,452)
  Class I                                   2,247,746         8,132,721       17,640,968        67,983,062
  Class R                                    (125,042)         (481,439)         406,888         1,586,313
  Class R1                                     31,594           122,434           60,182           233,075
  Class R2                                     44,944           171,703           72,221           282,406
  Class R3                                    296,143         1,138,896          254,704           987,502
  Class R4                                  1,208,640         4,641,155          102,917           392,108
  Class R5                                      1,060             4,063           13,769            53,293
  Class 529A                                   14,819            56,197            9,871            37,008
  Class 529B                                   10,375            39,767            6,154            23,674
  Class 529C                                   18,191            70,227           21,727            84,326
-----------------------------------------------------------------------------------------------------------
                                          (36,193,816)    $(138,159,915)     (30,662,925)    $(120,835,566)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 9% and 11%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended January 31, 2007, the fund's commitment fee and interest expense were $7,226 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Income Fund (one of the portfolios comprising MFS Series Trust III) (the "Trust") as of January 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Income Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 13, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                              PRINCIPAL OCCUPATIONS DURING
                                 POSITION(s) HELD       TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------              ----------------       ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee                February 2004       Massachusetts Financial Services
(born 10/20/63)                                                             Company, Chief Executive Officer,
                                                                            President, Chief Investment
                                                                            Officer and Director

Robert C. Pozen(k)               Trustee                February 2004       Massachusetts Financial Services
(born 8/08/46)                                                              Company, Chairman (since February
                                                                            2004); MIT Sloan School (education),
                                                                            Senior Lecturer (since 2006);
                                                                            Secretary of Economic Affairs, The
                                                                            Commonwealth of Massachusetts
                                                                            (January 2002 to December 2002);
                                                                            Fidelity Investments, Vice Chairman
                                                                            (June 2000 to December 2001);
                                                                            Fidelity Management & Research
                                                                            Company (investment adviser),
                                                                            President (March 1997 to July 2001);
                                                                            Bell Canada Enterprises
                                                                            (telecommunications), Director;
                                                                            Medtronic, Inc. (medical
                                                                            technology), Director; Telesat
                                                                            (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair      February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                                Enterprises (diversified services
                                                                            company), Chairman, Trustee and
                                                                            Chief Executive Officer (until
                                                                            November 2000)

Robert E. Butler(n)              Trustee                January 2006        Consultant - regulatory and
(born 11/29/41)                                                             compliance matters (since July
                                                                            2002); PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (November 2000 until June
                                                                            2002)

Lawrence H. Cohn, M.D.           Trustee                August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                              Chief of Cardiac Surgery (2005);
                                                                            Harvard Medical School, Professor
                                                                            of Cardiac Surgery; Physician
                                                                            Director of Medical Device
                                                                            Technology for Partners HealthCare

David H. Gunning                 Trustee                January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                              products and service provider),
                                                                            Vice Chairman/Director (since
                                                                            April 2001); Portman Limited
                                                                            (mining), Director (since 2005);
                                                                            Encinitos Ventures (private
                                                                            investment company), Principal
                                                                            (1997 to April 2001); Lincoln
                                                                            Electric Holdings, Inc. (welding
                                                                            equipment manufacturer), Director

William R. Gutow                 Trustee                December 1993       Private investor and real estate
(born 9/27/41)                                                              consultant; Capitol Entertainment
                                                                            Management Company (video
                                                                            franchise), Vice Chairman; Atlantic
                                                                            Coast Tan (tanning salons), Vice
                                                                            Chairman (since 2002)

Michael Hegarty                  Trustee                December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                             services and insurance), Vice
                                                                            Chairman and Chief Operating
                                                                            Officer (until May 2001); The
                                                                            Equitable Life Assurance Society
                                                                            (insurance), President and Chief
                                                                            Operating Officer (until May 2001)

Lawrence T. Perera               Trustee                July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                              Partner

J. Dale Sherratt                 Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 9/23/38)                                                              planning specialists), President;
                                                                            Wellfleet Investments (investor in
                                                                            health care companies), Managing
                                                                            General Partner (since 1993);
                                                                            Cambridge Nutraceuticals
                                                                            (professional nutritional products),
                                                                            Chief Executive Officer (until May
                                                                            2001)

Laurie J. Thomsen                Trustee                March 2005          Private investor; Prism Venture
(born 8/05/57)                                                              Partners (venture capital), Co-
                                                                            founder and General Partner (until
                                                                            June 2004); St. Paul Travelers
                                                                            Companies (commercial property
                                                                            liability insurance), Director

Robert W. Uek                    Trustee                January 2006        Retired (since 1999);
(born 5/18/41)                                                              PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (until 1999); Consultant
                                                                            to investment company industry
                                                                            (since 2000); TT International
                                                                            Funds (mutual fund complex),
                                                                            Trustee (2000 until 2005);
                                                                            Hillview Investment Trust II Funds
                                                                            (mutual fund complex), Trustee
                                                                            (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President              November 2005       Massachusetts Financial Services
(born 12/01/58)                                                             Company, Executive Vice President
                                                                            and Chief Regulatory Officer (since
                                                                            March 2004); Fidelity Management &
                                                                            Research Company, Vice President
                                                                            (prior to March 2004); Fidelity
                                                                            Group of Funds, President and
                                                                            Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer              September 2005      Massachusetts Financial Services
(born 12/30/64)                                                             Company, Senior Vice President
                                                                            (since September 2004);
                                                                            PricewaterhouseCoopers LLP, Partner
                                                                            (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary    July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since April 2003);
                                                                            Kirkpatrick & Lockhart LLP (law
                                                                            firm), Associate (prior to April
                                                                            2003)

Ethan D. Corey(k)                Assistant Secretary    July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                        Company, Special Counsel (since
                                                                            December 2004); Dechert LLP (law
                                                                            firm), Counsel (prior to December
                                                                            2004)

David L. DiLorenzo(k)            Assistant Treasurer    July 2005           Massachusetts Financial Services
(born 8/10/68)                                                              Company, Vice President (since
                                                                            June 2005); JP Morgan Investor
                                                                            Services, Vice President (prior to
                                                                            June 2005)

Timothy M. Fagan(k)              Assistant Secretary    September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since September 2005);
                                                                            John Hancock Advisers, LLC, Vice
                                                                            President and Chief Compliance
                                                                            Officer (September 2004 to August
                                                                            2005), Senior Attorney (prior to
                                                                            September 2004); John Hancock
                                                                            Group of Funds, Vice President and
                                                                            Chief Compliance Officer
                                                                            (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer    July 2005           Massachusetts Financial Services
(born 10/27/70)                                                             Company, Vice President (since May
                                                                            2005); JP Morgan Investment
                                                                            Management Company, Vice President
                                                                            (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary    June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                        Company, Assistant Vice President
                                                                            and Counsel (since May 2006); John
                                                                            Hancock Advisers, LLC, Assistant
                                                                            Vice President and Counsel (May
                                                                            2005 to April 2006); John Hancock
                                                                            Advisers, LLC, Attorney and
                                                                            Assistant Secretary (prior to May
                                                                            2005)

Ellen Moynihan(k)                Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                             Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary    May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                        Company, Senior Vice President and
                                                                            Associate General Counsel (since
                                                                            April 2005); John Hancock Advisers,
                                                                            LLC, Senior Vice President,
                                                                            Secretary and Chief Legal Officer
                                                                            (prior to April 2005); John Hancock
                                                                            Group of Funds, Senior Vice
                                                                            President, Secretary and Chief Legal
                                                                            Officer (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary    July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since June 2004); Bingham
                                                                            McCutchen LLP (law firm),
                                                                            Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk    January 2006        Massachusetts Financial Services
(born 5/01/52)                                                              Company, Executive Vice President,
                                                                            General Counsel and Secretary
                                                                            (since January 2006); Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
                                                                            (law firm), Partner (prior to
                                                                            January 2006)

Frank L. Tarantino               Independent Chief      June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                         compliance services), Principal
                                                                            (since June 2004); CRA Business
                                                                            Strategies Group (consulting
                                                                            services), Executive Vice
                                                                            President (April 2003 to June
                                                                            2004); David L. Babson & Co.
                                                                            (investment adviser), Managing
                                                                            Director, Chief Administrative
                                                                            Officer and Director (prior to
                                                                            March 2003)

James O. Yost(k)                 Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 6/12/60)                                                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                 CUSTODIAN
Massachusetts Financial Services Company           State Street Bank and Trust Company
500 Boylston Street, Boston, MA                    225 Franklin Street
02116-3741                                         Boston, MA 02110

DISTRIBUTOR                                        Effective February 1, 2007,
MFS Fund Distributors, Inc.                        the custodian changed to:
500 Boylston Street, Boston, MA                      JPMorgan Chase Bank
02116-3741                                           One Chase Manhattan Plaza
                                                     New York, NY 10081
PORTFOLIO MANAGERS
John Addeo                                         INDEPENDENT REGISTERED PUBLIC
David Cole                                         ACCOUNTING FIRM
                                                   Deloitte & Touche LLP
                                                   200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended January 31, 2007 and 2006, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                           Audit Fees
           FEES BILLED BY DELOITTE:                   2007           2006
                                                      ----           ----
             MFS High Income Fund                   52,817         47,875
             MFS High Yield Opportunities           51,689         46,825
                                                    ------         ------
             Fund
             TOTAL BILLED BY DELOITTE              104,506         94,700

                                                          AUDIT FEES
             FEES BILLED BY E&Y:                      2007           2006
                                                      ----           ----

             MFS Municipal High Income              41,710         38,420
             Fund

For the fiscal years ended January 31, 2007 and 2006, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
    To MFS High Income                        0              0         7,587         11,600            379             0
    Fund
    To MFS High Yield                         0              0         6,006         10,100            379             0
                                            ---            ---         -----         ------            ---           ---
    Opportunities Fund                        0              0        13,593         21,700            758             0
  TOTAL FEES BILLED BY DELOITTE
  TO ABOVE FUNDS:


    To MFS and MFS Related              981,825        741,371             0              0        460,596       373,825
    Entities of MFS High
    Income Fund*
    To MFS and MFS Related              981,825        741,371             0              0        460,596       373,825
    Entities of  High Yield
    Opportunities Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                         2007                         2006
                                         ----                         ----

    To MFS High Income Fund,          1,575,293                    1,163,902
    MFS and MFS Related
    Entities#

    To MFS High Yield                 1,573,712                    1,162,402
    Opportunities Fund,
    MFS and MFS Related
    Entities#

                                        Audit-Related Fees(2)              Tax Fees(2)               All Other Fees(4)
  FEES BILLED BY E&Y:                    2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
    To MFS Municipal High                   0              0          8,995        11,715            144              0
    Income Fund

    To MFS and MFS Related                  0              0              0        15,500              0        667,899
    Entities of  MFS
    Municipal High Income
    Fund*


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                           2007                         2006
                                           ----                         ----

    To MFS Municipal High               116,835                      727,258
    Income Fund, MFS and MFS
    Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule
    38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:
To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.